    As filed with the Securities and Exchange Commission on April 29, 2004.


                                                             FILE NO. 333-103098
                                                                        811-4865

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------
                                    FORM N-4
                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933


                           PRE-EFFECTIVE AMENDMENT NO.

                       POST-EFFECTIVE AMENDMENT NO. / 1 /

                                     AND/OR
                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940


                               AMENDMENT NO. / 55 /


                        (CHECK APPROPRIATE BOX OR BOXES)
                            ------------------------
                               VARIABLE ACCOUNT A
                           (Exact Name of Registrant)

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                               (Name of Depositor)

                    70 PINE STREET, NEW YORK, NEW YORK 10270

             (Address of Depositor's Principal Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (713) 831-3150

                              LAUREN W. JONES, ESQ.
            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                               2929 ALLEN PARKWAY
                              HOUSTON, TEXAS 77019
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on May 3, 2004 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a) of Rule 485
[ ] on ______ pursuant to paragraph (a) of Rule 485

                               VARIABLE ACCOUNT A

                              Cross Reference Sheet

                               PART A - PROSPECTUS

Item Number in Form N-4                                           Caption
-----------------------                                           -------
1.   Cover Page ................................................  Cover Page

2.   Definitions ...............................................  Definitions

3.   Synopsis ..................................................  The Contract; Fee Table;
                                                                  Charges and Deductions; Other Information

4.   Condensed Financial Information ...........................  Appendix A - Condensed Financial
                                                                  Information

5.   General Description of Registrant,
     Depositor and Portfolio Companies .........................  Other Information

6.   Deductions ................................................  Charges and Deductions

7.   General Description of Variable Annuity Contracts .........  The Contract; Other Information

8.   Annuity Period ............................................  Annuity Payments

9.   Death Benefit .............................................  Death Benefit

10.  Purchases and Contract Value ..............................  The Contract; Charges and Deductions

11.  Redemptions ...............................................  Access To Your Money

12.  Taxes .....................................................  Taxes

13.  Legal Proceedings .........................................  Other Information

14.  Table of Contents of                                         Table of Contents of
     Statement of Additional Information .......................  Statement of Additional Information

                  PART B - STATEMENT OF ADDITIONAL INFORMATION

Certain information required in Part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.

Item Number in Form N-4                                           Caption
-----------------------                                           -------
15.  Cover Page ................................................  Cover Page

16.  Table of Contents .........................................  Table of Contents

17.  General Information and History ...........................  The Contract (P);  Investment Options (P);
                                                                  Other Information (P)

18.  Services ..................................................  Other Information (P)

19.  Purchase of Securities Being Offered ......................  The Contract (P)

20.  Underwriters ..............................................  Distributor

21.  Calculation of Performance Data ...........................  Performance Data

22.  Annuity Payments ..........................................  Annuity Payments (P); Annuity Provisions

23.  Financial Statements ......................................  Depositor: Financial Statements (P);
                                                                  Financial Statements; Registrant: Financial
                                                                  Statements (P); Financial Statements

                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                                  PROSPECTUS

                           OVATION VARIABLE ANNUITY

                                   issued by

           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK

                                  through its

                              VARIABLE ACCOUNT A

This prospectus describes a variable annuity contract being offered to individuals and groups. It is a flexible premium, deferred annuity contract with a fixed investment option. Please read this prospectus carefully before investing and keep it for future reference.

The contract has several investment options to which you can allocate your money -- both variable investment options listed below and a fixed investment option. The fixed investment option is part of our general account. The variable investment options are portfolios of the AllianceBernstein Variable Products Series Fund, Inc.



             AllianceBernstein          AllianceBernstein Premier
             Variable Products Series   Growth Portfolio (Class B)
             Fund, Inc. (managed by
             Alliance Capital
             Management L.P.)

             AllianceBernstein Global   AllianceBernstein Small
             Bond Portfolio             Cap Growth Portfolio

             AllianceBernstein Global   AllianceBernstein Real
             Dollar Government          Estate Investment
             Portfolio                  Portfolio

             AllianceBernstein Growth   AllianceBernstein Small
             Portfolio (Class B)        Cap Value Portfolio

             AllianceBernstein Growth   AllianceBernstein
             and Income Portfolio       Technology Portfolio
             (Class B)                  (Class B)

             AllianceBernstein High     AllianceBernstein Total
             Yield Portfolio            Return Portfolio

             AllianceBernstein          AllianceBernstein U.S.
             International Portfolio    Government/High Grade
                                        Securities Portfolio

             AllianceBernstein          AllianceBernstein Utility
             International Value        Income Portfolio
             Portfolio

             AllianceBernstein Money    AllianceBernstein Value
             Market Portfolio (Class B) Portfolio (Class B)

             AllianceBernstein          AllianceBernstein
             Americas Government        Worldwide Privatization
             Income Portfolio           Portfolio



To learn more about the contract, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 3, 2004. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The table of contents of the SAI appears on the last page of this prospectus. For a free copy of the SAI, call us at (800) 255-8402 or write to us at Delaware Valley Financial Services, LLC, 300 Berwyn Park, P.O. Box 3031, Berwyn, PA 19312-0031.


In addition, the SEC maintains a website at http://www.sec.gov that contains the prospectus, SAI, materials incorporated by reference and other information that we have filed electronically with the SEC.

Variable annuities involve risks, including possible loss of principal. They are not a deposit of any bank or insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The SEC has not approved or disapproved of the contract or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


                                  May 3, 2004

================================================================================
                               TABLE OF CONTENTS
================================================================================

        DEFINITIONS.................................................  3

        FEE TABLE...................................................  4

        PORTFOLIO EXPENSES..........................................  4

        MAXIMUM AND MINIMUM EXPENSE EXAMPLES........................  5

        CONDENSED FINANCIAL INFORMATION.............................  7

        THE CONTRACT................................................  7

        INVESTMENT OPTIONS.......................................... 10

        CHARGES AND DEDUCTIONS...................................... 13

        ACCESS TO YOUR MONEY........................................ 15

        ANNUITY PAYMENTS............................................ 16

        DEATH BENEFIT............................................... 18

        PERFORMANCE................................................. 20

        TAXES....................................................... 21

        OTHER INFORMATION........................................... 25

        FINANCIAL STATEMENTS........................................ 26

        APPENDIX A.................................................. 27

        TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION 33

================================================================================
                                  DEFINITIONS
================================================================================

We have capitalized certain terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

Accumulation Unit -- An accounting unit of measure used to calculate your Contract Value prior to the Annuity Date.


Administrative Office -- The Annuity Service Office, c/o Delaware Valley Financial Services, LLC, 300 Berwyn Park P.O. Box 3031, Berwyn, Pennsylvania 19312-0031.


Annuitant -- The person you designate to receive annuity payments and whose life determines the duration of annuity payments involving life contingencies. Certain annuity options under the contract may permit a Joint Annuitant.

Annuity Date -- The date on which annuity payments begin.

Annuity Unit -- An accounting unit of measure used to calculate annuity payments after the Annuity Date.

Contract Anniversary -- An anniversary of the date we issued your contract.

Contract Value -- The dollar value as of any Valuation Date of all amounts accumulated under your contract.

Contract Year -- Each period of twelve months commencing with the date we issued your contract.

Premium Year -- Any period of twelve months commencing with the date we receive a premium payment and ending on the same date in each succeeding twelve-month period thereafter.

Valuation Date -- Each day that the New York Stock Exchange is open for trading.

Valuation Period -- The period between the close of business on any Valuation Date and the close of business for the next succeeding Valuation Date.

================================================================================
                                   FEE TABLE
================================================================================

The following table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment options. State premium taxes may also be deducted.

Maximum Owner Transaction Expenses

                Withdrawal Charges(1)
                (as a percentage of each Purchase Payment) 6.0%





Transfer Fee
No charge for the first 12 transfers each contract year; thereafter, the fee is $10 per transfer (Transfers for DCA or asset rebalancing are not counted against your 12 free transfers.)

The following describes the fees and expenses that you may pay periodically during the time that you own the contract, not including underlying funds fees and expenses.


         Contract Maintenance Fee
         (waived if Contract Value is $50,000 or greater)..... $30/year

         Separate Account Annual Expenses
         (deducted daily as a percentage of your average daily
           net asset value)
           Mortality and Expense Risk Fees....................    1.40%
           Optional Annual Ratchet Plan(2)....................    0.10%
             Total Separate Account Annual Expenses...........    1.50%



Footnotes to Fee Table:



(1) Withdrawal Charge Schedule (as a percentage of each Purchase Payment)


                     Years: 1   2   3   4   5   6   7   8+
                            6%  6%  5%  5%  4%  3%  2%  0%



(2) The Annual Ratchet Plan, an enhanced death benefit feature is optional. If you do not elect the feature your total separate account annual expenses would be 1.40%.


                              PORTFOLIO EXPENSES


The following shows the minimum and maximum total operating expenses charged by the underlying Portfolio of the AllianceBernstein Variable Products Series Fund, Inc. ("Fund") before any waivers or reimbursements that you may pay periodically during the time that you own the contract. More detail concerning the Fund's fees and expenses is contained in the prospectus for the Fund. Please read the Fund prospectus carefully before investing.



Total Annual Underlying Portfolio Operating Expenses                          Minimum Maximum
----------------------------------------------------                          ------- -------
(expenses that are deducted from underlying portfolios of the Fund, including
management fees, other expenses and 12b-1 fees, if applicable)(1)              0.79%   2.17%

-------------
(1) For individual expenses of each of the Variable Portfolios available in your contract, please refer to the Fund prospectus.

================================================================================
                     MAXIMUM AND MINIMUM EXPENSE EXAMPLES
================================================================================

These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, contract maintenance fees, separate account annual expenses and expenses of the underlying portfolios of the Fund.

The Examples assumes that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and that the maximum and minimum fees and expenses of the Fund are reflected. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

MAXIMUM EXPENSE EXAMPLES

(assuming separate account annual expenses of 1.50% (including Optional Annual Ratchet Plan) and investment in an underlying Portfolio with maximum total expenses of 2.17%)


(1) If you surrender your contract at the end of the applicable time period and you elect the optional benefit at the maximum charge offered (the Annual Ratchet Plan at 0.10%):


            1 YEAR         3 YEARS         5 YEARS         10 YEARS
        ===========================================================
             $972           $1,632          $2,311          $3,950
        ===========================================================







(3) If you annuitize your contract at the end of the applicable time period:



            1 YEAR         3 YEARS         5 YEARS         10 YEARS
        ===========================================================
             $363           $1,132          $1,911          $3,950
        ===========================================================



(2) If you do not surrender your contract and you elect the optional benefit at the maximum charge offered (the Annual Ratchet Plan, at 0.10%):



            1 YEAR         3 YEARS         5 YEARS         10 YEARS
        ===========================================================
             $372           $1,132          $1,911          $3,950
        ===========================================================


MINIMUM EXPENSE EXAMPLES

(assuming separate account annual expenses of 1.40% and investment in an underlying Portfolio with minimum total expenses of 0.79%)


(1) If you surrender your contract at the end of the applicable time period and you do not elect any optional benefit:


            1 YEAR         3 YEARS         5 YEARS         10 YEARS
        ===========================================================
             $825           $1,194          $1,590          $2,554
        ===========================================================


(2) If you do not surrender your contract and you do not elect any optional benefit:


            1 YEAR         3 YEARS         5 YEARS         10 YEARS
        ===========================================================
             $225            $694           $1,190          $2,554
        ===========================================================



(3) If you annuitize your contract at the end of the applicable time period:



            1 YEAR         3 YEARS         5 YEARS         10 YEARS
        ===========================================================
             $225            $694           $1,190          $2,554
        ===========================================================

-------------
Explanation of Fee Table and Expenses

1. The purpose of the Fee Table is to show you the various expenses you would incur directly or indirectly by investing in the contract. The table represents both fees at the separate account (contract level) as well as portfolio company investment management expenses. We converted the contract maintenance fee to a percentage (0.03%). The actual impact of the contract maintenance fee may differ from this percentage and may be waived for contract values over $50,000. Additional information on the portfolio company fees can be found in the Fund prospectus located behind this prospectus.

2. In addition to the stated assumptions, the Examples also assume separate account expenses as indicated and that no transfer fees were imposed. Although premium taxes may apply, they are not reflected in the Examples.

3. Examples reflecting application of optional features and benefits use the highest fees and charges being offered for those features.

4. These examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

================================================================================
                        CONDENSED FINANCIAL INFORMATION
================================================================================

Historical accumulation unit values are contained in the Appendix A.

================================================================================
                                 THE CONTRACT
================================================================================

General Description

An annuity is a contract between you, as the owner, and a life insurance company. The contract provides tax deferral for your earnings, which means your earnings accumulate on a tax-deferred basis until you take money out of your contract. It also provides a death benefit and a guaranteed income in the form of annuity payments beginning on a date you select. Until you, or another person you select as the Annuitant, begin to receive annuity payments, your annuity is in the accumulation phase. The income phase starts when we begin making annuity payments. If you die during the accumulation phase, we guarantee a death benefit to the surviving joint owner, if applicable, or to your beneficiary.

The contract is called a variable annuity because you can allocate your money among variable investment options. Each subaccount of our variable account invests in shares of a corresponding portfolio of a mutual fund. Depending on market conditions, the various portfolios may make or lose money. If you allocate money to the portfolios, your Contract Value during the accumulation phase will depend on their investment performance. In addition, the amount of the variable annuity payments you may receive will depend on the investment performance of the portfolios you select for the income phase.

The contract also has a fixed investment option that is part of our general account. Premium you allocate to the fixed investment option will earn interest at a fixed rate that we set. We may restrict your ability to allocate amounts to the fixed investment option. Your Contract Value in the general account during the accumulation phase will depend on the total interest we credit. During the income phase, each annuity payment you receive from the fixed portion of your contract will be for the same amount.

Purchasing a Contract

Premium is the money you give us as payment to buy the contract, as well as any additional money you give us to invest in the contract after you own it. The minimum initial investment for both qualified and non-qualified contracts is $2,000. You may add premium payments of $1,000 or more to your contract at any time during the accumulation phase. You can pay scheduled subsequent premium of $100 or more per month by enrolling in an automatic investment plan.

We may refuse any premium. In general, we will not issue a contract to anyone who is over age 85.


You may assign this contract before beginning the Income Phase by sending us a written request for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. We reserve the right to not recognize assignments if it changes the risk profile of the owner of the contract, as determined in our sole discretion. Please see the Statement of Additional Information for details on the tax consequences of an assignment.

Allocation of Premium

When you purchase a contract, you will tell us how to allocate your initial premium among the investment options. We will allocate additional premium in the same way unless you tell us otherwise.

At the time of application, we must receive your initial premium at our Administrative Office before the contract will be effective. We will issue your contract and allocate your initial premium within two business days. If you do not give us all the necessary information we need to issue the contract, we will contact you to obtain it. If we are unable to complete this process within five business days, we will send your money back unless you allow us to keep it until we get all the necessary information.

Right to Examine Contract


If you change your mind about owning this contract, you can cancel it within ten days after receiving it (or longer if required by state law) by mailing it back to our Administrative Office c/o Delaware Valley Financial Services, LLC, 300 Berwyn Park P.O. Box 3031, Berwyn, PA 19312-0031. You will receive your Contract Value as of the day we receive your request, which may be more or less than the money you initially invested.


In certain states or if you purchase your contract as an individual retirement annuity, we may be required to return your premium. If you cancel your contract during the right to examine period, we will return to you an amount equal to your premium payments less any partial surrender.

Accumulation Units

The value of an Accumulation Unit may go up or down from day to day. When you pay a premium, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of premium allocated to a subaccount by the value of the Accumulation Unit for that subaccount. We calculate the value of an Accumulation Unit as of the close of business of the New York Stock Exchange ("NYSE") on each day that the NYSE is open for trading. Except in the case of initial premium, we credit Accumulation Units to your contract at the value next calculated after we receive your premium at our Administrative Office.

The Accumulation Unit value for each portfolio will vary from one valuation period to the next based on the investment experience of the assets in the portfolio and the deduction of certain charges and expenses. The SAI contains a detailed explanation of how Accumulation Units are valued.

Your value in any portfolio is determined by multiplying its unit value by the number of units you own. Your value within the variable investment options is the sum of your values in all the portfolios. The total value of your contract, referred to as the Contract Value, equals your value in the variable investment options plus your value in the fixed investment option.

Transfers During the Accumulation Phase

You can transfer money among the investment options by written request or by telephone. You can make twelve transfers every Contract Year without charge. There is a $10 transfer fee for each transfer over twelve in a Contract Year. Transfers as a result of dollar cost averaging or asset rebalancing are not counted against your twelve free transfers.

The minimum amount you can transfer is the lesser of $1,000 or the entire value in the investment option. You cannot make a partial transfer if, after the transfer, there would be less than $1,000 in the investment option from which the transfer is being made. Your transfer request must clearly state which investment options are involved and the amount of the transfer.

We will accept transfers by telephone from you, your representative or anyone else designated by you. Neither we nor the fund will be liable for following telephone instructions we reasonably believe to be genuine or for any loss, damage, cost or expense in acting on such instructions. We have procedures in place to provide reasonable assurance that telephone instructions are genuine.

We may limit the number of transfers in any contract year or refuse any transfer request for you or others invested in the contract if We believe that excessive trading or a specific transfer request or group transfer requests may have a detrimental effect on unit values or the share prices of the underlying Variable Portfolios.

During the Income Phase, one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase.

This product is not designed for professional "market timing" organizations or other organizations or individuals engaged in trading strategies that seek to benefit from short term price fluctuations or price irregularities by making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio in which the Variable Portfolios invest. These market timing strategies are disruptive to the underlying portfolio in which the Variable Portfolios invest and therefore, potentially harmful to investors. If We determine, in our sole discretion, that your transfer patterns among the Variable Portfolios reflect a market timing strategy, We reserve the right to take action to protect the other investors. Such action may include but would not be limited to restricting the mechanisms you can use to request transfers among the Variable Portfolio or imposing penalty fees on such trading activity and/or otherwise restricting transfer options in accordance with state and federal rules and regulations. We will not take any action until we have notified you of our intent to limit your ability to make transfers or to assess a fee.

We reserve the right to modify, suspend, waive or terminate these transfer provisions at any time.

Dollar Cost Averaging


The contract has a feature that allows you to dollar cost average your allocations to the portfolios by authorizing us to make periodic allocations of Contract Value from either the money market portfolio or the fixed investment option to one or more of the other portfolios. Transfers may occur on such periodic schedules such as monthly and weekly. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. It will result in the reallocation of Contract Value to one or more portfolios and these amounts will be credited at the Accumulation Unit value as of the Valuation Dates on which the exchanges are effected. The amounts exchanged from a portfolio will result in a debiting of a greater number of units when the Accumulation Unit value is low and a lower number of units when the Accumulation Unit value is high.


To elect dollar cost averaging, your Contract Value must be at least $12,000. You must send us a completed dollar cost averaging request form, which is available from the Administrative Office. We will not consider your request unless your Contract Value is at least the required amount or the premium submitted at least $12,000.

In addition to the dollar cost averaging program described above, we also offer six-month and twelve-month dollar cost averaging programs that are available only for new premium payments of at least $12,000. Either initial premium or subsequent premium payments are eligible for these programs. You may not include existing Contract Value in the six-month or twelve-month dollar cost averaging program.

If you select either program, your premium will be allocated to the DCA account. The DCA account is a guaranteed account available for the six-month and twelve-month dollar cost averaging programs. Your contract value in the DCA account will earn interest at a rate guaranteed for six months or twelve months, as applicable, from the date we receive your new premium. The interest rate applicable to each account varies, but will never be less than an annual effective rate as specified in your contract. Therefore, each premium allocation to either of these programs may earn interest at a different rate. The full amount of the premium you allocate to the DCA account will be transferred on a monthly basis over a six-month or twelve-month period into portfolios you have chosen. The monthly amount transferred from the DCA account is either one-sixth or one-twelfth of the premium allocated to it depending on which program you select. You may not change the amount or frequency of transfers under this program.

The interest rate credited to the DCA account may be different from the interest rate credited to the fixed investment option. If the dollar cost averaging program is terminated, we will automatically transfer any Contract Value remaining in the DCA account to the fixed investment option. Please note that the six-month and twelve-month dollar cost averaging program(s) may not be available in your state. Please contact us for more information.

Currently, there is no charge for any dollar cost averaging program. In addition, your periodic transfers under a dollar cost averaging program are not counted against your twelve free transfers per Contract Year. We reserve the right to modify, suspend or terminate any dollar cost averaging program at any time. Dollar cost averaging does not guarantee profits, nor does it assure you will not have losses.

Asset Rebalancing

Once your premium has been allocated among the investment options, the earnings may cause the percentage invested in each investment option to differ from your allocation instructions. You can direct us to automatically rebalance your contract to return to your allocation percentages by selecting our asset rebalancing program. Rebalancing may be on a monthly, quarterly, semiannual or annual basis. The minimum amount of each rebalancing is $1,000.

Currently, there is no charge for asset rebalancing. In addition, a rebalancing is not counted against your twelve free transfers each Contract Year. We reserve the right to modify, suspend or terminate this program at anytime. We also reserve the right to waive the $1,000 minimum amount for asset rebalancing.

================================================================================
                              INVESTMENT OPTIONS
================================================================================

Variable Investment Options

Variable Account A

Our board of directors authorized the organization of the variable account in 1986. The variable account is maintained pursuant to New York insurance law and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). However, the SEC does not supervise the management or the investment practices of the variable account.

We own the assets in the variable account and use them to support the variable portion of your contract and other variable annuity contracts described in other prospectuses. The variable account's assets are separate from our other assets and are not chargeable with liabilities arising out of any other business we conduct. Income, gains or losses, whether or not realized, are credited to or charged against the subaccounts of the variable account without regard to income, gains or losses arising out of any of our other business. As a result, the investment performance of each subaccount of the variable account is entirely independent of the investment performance of our general account and of any of our other variable accounts.

The variable account is divided into subaccounts, each of which invests in shares of a different portfolio of a mutual fund. The variable account maintains subaccounts that are not available under the contract. We may, from time to time, add or remove subaccounts and the corresponding portfolios. No substitution of shares of one portfolio for another will be made until you have been notified and the SEC has approved the change. If deemed to be in the best interest of persons having voting rights under the contract, the variable account may be operated as a management company under the 1940 Act, may be deregistered under that Act in the event such registration is no longer required, or may be combined with one or more other variable accounts.

The Fund and Its Portfolios

The AllianceBernstein Variable Products Series Fund, Inc. is a mutual fund registered with the SEC. It has additional portfolios that are not available under the contract.

You should carefully read the fund's prospectus before investing. The fund prospectus is attached to this prospectus and contains information regarding management of the portfolios, investment objectives, investment advisory fees, and other charges. The prospectus also discusses the risks involved in investing in the portfolios. Below is a summary of the investment objectives of the portfolios available under the contract. There is no assurance that any of these portfolios will achieve its stated objectives.

AllianceBernstein Global Bond Portfolio -- seeks a high level of return from a combination of current income and capital appreciation by investing in a globally diversified portfolio of high quality debt securities denominated in the U.S. dollar and a range of foreign currencies.

AllianceBernstein Global Dollar Government Portfolio -- seeks a high level of current income and, secondarily, capital appreciation.

AllianceBernstein Growth Portfolio (Class B) -- seeks to provide long-term growth of capital. Current income is incidental to the portfolio's objective.

AllianceBernstein Growth and Income Portfolio (Class B) -- seeks reasonable current income and reasonable opportunities for appreciation through investments primarily in dividend-paying common stocks of good quality.

AllianceBernstein High Yield Portfolio -- seeks to earn the highest level of current income without assuming undue risk by investing principally in high-yielding fixed income securities rated Baa or lower by Moody's or BBB or lower by S&P, Duff & Phelps or Fitch or, if unrated, of comparable quality as determined by Alliance.

AllianceBernstein International Portfolio -- seeks to obtain a total return on its assets from long-term growth of capital principally through a broad portfolio of marketable securities of established non-U.S. companies (or companies incorporated outside the U.S.), companies participating in foreign economies with prospects for growth, and foreign government securities.

AllianceBernstein International Value Portfolio -- seeks long-term growth of capital by investing primarily in a diversified portfolio of non-U.S. equity securities with an emphasis on companies that the adviser believes are undervalued.

AllianceBernstein Money Market Portfolio (Class B) -- seeks safety of principal, excellent liquidity and maximum current income to the extent consistent with the first two objectives.

AllianceBernstein Americas Government Income Portfolio -- seeks the highest level of current income, consistent with what Alliance considers to be prudent investment risk, that is available from a portfolio of debt securities issued or guaranteed by the governments of the United States, Canada or Mexico, their political subdivisions (including Canadian Provinces, but excluding states of the United States), agencies, instrumentalities or authorities.

AllianceBernstein Premier Growth Portfolio (Class B) -- seeks growth of capital by pursuing aggressive investment policies.


AllianceBernstein Small Cap Growth Portfolio -- seeks growth of capital by pursuing aggressive investment policies. Current income is incidental to the portfolio's objective.


AllianceBernstein Real Estate Investment Portfolio -- seeks total return from long-term growth of capital and income principally through investing in equity securities of companies that are primarily engaged in or related to the real estate industry.

AllianceBernstein Small Cap Value Portfolio -- seeks long-term growth of capital by investing primarily in a diversified portfolio of equity securities of companies with small market capitalizations with an emphasis on companies that the adviser believes are undervalued.

AllianceBernstein Technology Portfolio (Class B) -- seeks growth of capital. Current income is incidental to the portfolio's objective.

AllianceBernstein Total Return Portfolio -- seeks to achieve a high return through a combination of current income and capital appreciation.

AllianceBernstein U.S. Government/High Grade Securities Portfolio -- seeks high current income consistent with preservation of capital.

AllianceBernstein Utility Income Portfolio -- seeks current income and capital appreciation by investing primarily in equity and fixed-income securities of companies in the utilities industry.

AllianceBernstein Value Portfolio (Class B) -- seeks long-term growth of capital by investing primarily in a diversified portfolio of equity securities of companies with relatively large market capitalizations that the adviser believes are undervalued.

AllianceBernstein Worldwide Privatization Portfolio -- seeks long-term capital appreciation.

Alliance Capital Management L.P. may compensate us for providing administrative services in connection with the portfolios that are offered under the contract. Such compensation is paid from its assets.

Fixed Investment Option

Premium you allocate to the fixed investment option is guaranteed and goes into our general account. The general account is not registered with the SEC. The general account is invested in assets permitted by state insurance law. It is made up of all of our assets other than assets attributable to our variable accounts. Unlike our variable account assets, assets in the general account are subject to claims of owners like you, as well as claims made by our other creditors.

We credit money allocated to the fixed investment option with interest on a daily basis at the guaranteed rate then in effect. The rate of interest to be credited to the general account is determined wholly within our discretion. However, the rate will not be changed more than once per year. We may restrict your ability to allocate amounts to the fixed investment option during any time period that the rate we are crediting on the account is equal to the minimum guaranteed interest rate. Please see your financial advisor to learn about any current restrictions.

If you allocate premium to the fixed investment option, the fixed portion of your Contract Value during the accumulation phase will depend on the total interest we credit to your contract. During the income phase, each annuity payment you receive from the fixed portion of your contract will be for the same amount.

We reserve the right to delay any payment from the general account for up to six months from the date we receive the request at our Administrative Office, as permitted by law.

================================================================================
                            CHARGES AND DEDUCTIONS
================================================================================

Insurance Charges

Each day, we deduct insurance charges from your Contract Value. This is done as part of our calculation of the value of Accumulation Units during the accumulation phase and of Annuity Units during the income phase. The insurance charges are the mortality and expense risk charge, the administrative charge, and the charges for the optional death benefits described under "Death Benefit."

Mortality and Expense Risk Charge

The mortality and expense risk charge is equal, on an annual basis, to 1.25% of the daily value of the variable portion of your contract. We will not increase this charge. It compensates us for assuming the risks associated with our obligations to make annuity payments, provide the death benefit, and cover the cost of administering the contract. If the charges under the contract are not sufficient, we will bear the loss. If the charges are sufficient, we will keep the balance of this charge as profit.

Administrative Charge

The administrative charge is equal, on an annual basis, to 0.15% of the daily value of the variable portion of your contract. It compensates us for our administrative expenses, which include preparing the contract, confirmations and statements, and maintaining contract records. If this charge is not enough to cover the costs of administering the contract, we will bear the loss.

Optional Death Benefit Charges

If you elect the optional death benefit, we will calculate and deduct a charge against the assets in the variable account equal to an annual charge as shown below:

                           Annual Ratchet Plan 0.10%

Surrender Charge

If you surrender your contract prior to the Annuity Date during the first seven years after a premium payment, we will assess a surrender charge as a percentage of premium withdrawn as shown below:

                                 Premium Year
                             --------------------
                             1   2   3   4   5   6   7   Thereafter
                             --  --  --  --  --  --  --  ----------
            Surrender Charge 6%  6%  5%  5%  4%  3%  2%     None

For purposes of calculating the surrender charge, we treat surrenders as coming from the oldest premiums first (i.e., first-in, first-out). However, we will not assess a surrender charge on that portion of a surrender equal to the greater of:

    (1) the Contract Value less premium paid, or

    (2) up to 10% of premium paid, less the amount of any prior surrender.

You will not receive the benefit of this "free withdrawal amount" if you participate in the systematic withdrawal program. If you make a partial surrender, we will deduct the surrender charge, if any, pro rata from the remaining value in your contract. If insufficient value remains in your contract, then we will deduct the surrender charge from the amount you are to receive as a result of your surrender request. Likewise, we will deduct a surrender charge on a full surrender from the amount you are to receive.

Contract Maintenance Fee

During the accumulation phase, we will deduct a contract maintenance fee of $30 from your contract on each Contract Anniversary. We will not increase this fee. It compensates us for the expenses incurred to establish and maintain your contract. If you surrender the entire value of your contract, the contract maintenance fee will be deducted prior to the surrender. During the income phase, we will pro rate the contract maintenance fee and deduct it from the annuity payments.

We do not deduct the contract maintenance fee if your Contract Value is $50,000 or more when the deduction is to be made.

Premium Taxes

We will deduct from your Contract Value any premium tax imposed by the state or locality where you reside. Premium taxes currently imposed on the contract by various states range from 0% to 3.5% of premiums paid. These taxes are due either when premium is paid or when annuity payments begin. It is our current practice to charge you for these taxes when annuity payments begin or if you surrender the contract in full. In the future, we may discontinue this practice and assess the tax when it is due or upon the payment of the death benefit.

Income Taxes

Although we do not currently deduct any charges for income taxes attributable to your contract, we reserve the right to do so in the future.

Fund Expenses

There are deductions from and expenses paid out of the assets of the various portfolios. These charges are described in the prospectus for the AllianceBernstein Variable Products Series Fund, Inc. and are summarized in the fee table.

Reduction or Elimination of Certain Charges and Additional Amounts Credited

We may reduce or eliminate the surrender charge or the administrative charge or change the minimum premium requirement when the contract is sold to groups of individuals under circumstances that reduce our sales expenses. We will determine the eligibility of such groups by considering factors such as:

    (1) the size of the group;

    (2) the total amount of premium we expect to receive from the group;

    (3) the nature of the purchase and the persistency we expect in that group;

    (4) the purpose of the purchase and whether that purpose makes it likely that expenses will be reduced; and

    (5) any other circumstances that we believe are relevant in determining whether reduced sales expenses may be expected.

We may also waive or reduce the surrender charge and/or contract maintenance fee in connection with contracts sold to employees, employees of affiliates, registered representatives, employees of broker-dealers which have a current selling agreement with us, and immediate family members of those persons. Any reduction or waiver may be withdrawn or modified by us.

================================================================================
                             ACCESS TO YOUR MONEY
================================================================================

Generally

Contract Value is available in the following ways:

    . by surrendering all or part of your Contract Value during the accumulation phase;

    .   by receiving annuity payments during the income phase;

    .   when we pay a death benefit.

Generally, surrenders are subject to a surrender charge, a contract maintenance fee and, if it is a full surrender, premium taxes. Surrenders may also be subject to income tax and a penalty tax.

To make a surrender you must send a complete and detailed written request to our Administrative Office. We will calculate your surrender as of the close of business of the NYSE at the value next determined after we receive your request. To surrender your entire Contract Value, you must also send us your contract.

Under most circumstances, partial surrenders must be for a minimum of $500. We require that your Contract Value be at least $2,000 after the partial surrender. If the Contract Value would be less than $2,000 as a result of a partial surrender, we may cancel the contract. Unless you provide us with different instructions, partial surrenders will be made pro rata from each investment option in which your contract is invested.

We may be required to suspend or postpone the payment of a surrender for an undetermined period of time when:

    . the NYSE is closed (other than a customary weekend and holiday closings);

    .   trading on the NYSE is restricted;

    . an emergency exists such that disposal of or determination of the value of shares of the portfolios is not reasonably practicable;

    .   the SEC, by order, so permits for the protection of owners.

Systematic Withdrawal Program

The systematic withdrawal program allows you to make regularly scheduled withdrawals from your Contract Value of at least $200 each on a monthly, quarterly, semiannual, or annual basis. In order to initiate the program, your Contract Value must be at least $24,000. A maximum of 10% of your Contract Value may be withdrawn in a Contract Year.

Surrender charges are not imposed on withdrawals under this program, nor is there any charge for participating in this program. You may not elect this program if you have made a partial surrender earlier in the same Contract Year. In addition, the free withdrawal amount is not available in connection with partial surrenders you make while participating in the systematic withdrawal program. You will be entitled to the free withdrawal amount on and after the Contract Anniversary next following the termination of the systematic withdrawal program.

Systematic withdrawals will begin on the first scheduled withdrawal date selected by you following the date we process your request. In the event that your value in a specified portfolio or the fixed investment option is not sufficient to make a withdrawal or if your request for systematic withdrawal does not specify the investment options from which to deduct withdrawals, withdrawals will be deducted pro rata from your Contract Value in each portfolio and the fixed investment option.

You may cancel the systematic withdrawal program at any time by written request. It will be cancelled automatically if your Contract Value falls below $1,000. In the event the systematic withdrawal program is canceled, you may not elect to participate in the program again until the next Contract Anniversary.

If your contract is issued in connection with an individual retirement annuity or 403(b) Plan, you are cautioned that your rights to implement a systematic withdrawal program may be subject to the terms and conditions of your plan, regardless of the terms and conditions of your contract. Moreover, implementation of the systematic withdrawal program may subject you to adverse tax consequences, including a 10% tax penalty if you are under age 59 1/2. See "Taxes" for a general discussion of the various tax consequences.

For information, including the necessary enrollment form, please check with our Administrative Office. We reserve the right to modify, suspend or terminate this program at any time.

================================================================================
                               ANNUITY PAYMENTS
================================================================================

Generally

Beginning on the Annuity Date, the Annuitant will receive monthly annuity payments. You may choose annuity payments that are fixed, variable or a combination of fixed and variable.

You select the Annuity Date, which must be the first day of a month and must be at least one year after we issue your contract. You may change the Annuity Date at least 30 days before payments are to begin. However, annuity payments must begin by the first day of the month following the Annuitant's 90th birthday. Certain states may require that annuity payments begin prior to such date and we must comply with those requirements.

You may change the Annuitant at any time prior to the Annuity Date. If you are not the Annuitant and the Annuitant dies before the Annuity Date, you must notify us and designate a new Annuitant.

Annuity Options

The contract offers the three annuity options described below. Other annuity options may be made available, including other guarantee periods and options without life contingencies, subject to our discretion. If you do not choose an annuity option, we will make annuity payments in accordance with option 2. However, if the annuity payments are for joint lives, we will make payments in accordance with option 3. Where permitted by state law, we may pay the annuity in one lump sum if your Contract Value is less than $2,000. In addition, if your annuity payments would be less than $100 per month, we have the right to change the frequency of your payment to be on a semiannual or annual basis so that the payments are at least $100.

Option 1 -- Life Income

Under this option, we will make monthly annuity payments as long as the Annuitant is alive. Annuity payments stop when the Annuitant dies.

Option 2 -- Life Income With 10 Year Guarantee

Under this option, we will make monthly annuity payments as long as the Annuitant is alive with the additional guarantee that payments will be made for a period you select of at least 10 years. If the Annuitant dies before all guaranteed payments have been made, the rest will be paid to the beneficiary for the remainder of the period.

Option 3 -- Joint and Last Survivor Annuity

Under this option, we will make monthly annuity payments as long as either the Annuitant or Joint Annuitant is alive. Upon the death of the Annuitant, we will continue to make annuity payments so long as the Joint Annuitant is alive.

Variable Annuity Payments

The value of variable income payments, if elected, is based on an assumed interest rate ("AIR") of 5% compounded annually. Variable income payments generally increase or decrease from one income payment date to the next based upon the performance of the applicable variable investment options. If the performance of the variable investment options selected is equal to the AIR, the income payments will remain constant. If performance of variable investment options is greater than the AIR, the income payments will increase and if it is less than the AIR, the income payments will decline.

If you choose to have any portion of your annuity payments based on the variable investment options, the amount of your payments will depend upon:

    .   your Contract Value in the portfolios on the Annuity Date;

    . the 5% assumed investment rate used in the annuity table for the contract;

    .   the performance of the portfolios you selected;

    .   the annuity option you selected.

If the actual performance exceeds the 5% assumed rate, the annuity payments will increase. Similarly, if the actual rate is less than 5%, the annuity payments will decrease. The SAI contains more information.

Transfers During Income Phase

Transfers during the income phase are subject to the same limitations as transfers during the accumulation phase. See "The Contract -- Transfers During Accumulation Phase." However, you may only make one transfer each month and you may only transfer money among the variable investment options. You may not transfer money from the fixed investment option to the variable investment options or from the variable investment options to the fixed investment option.

Deferment of Payments

We may defer making fixed annuity payments for up to six months subject to state law. We will credit interest to you during the deferral period.

================================================================================
                                 DEATH BENEFIT
================================================================================

Death of Owner Before the Annuity Date

If you die before the Annuity Date and the contract is jointly owned, the death benefit is payable to the surviving joint owner. If you die before the Annuity Date and there is no surviving joint owner, the death benefit is payable to the beneficiary. We will determine the value of the death benefit as of the date we receive proof of death in a form acceptable to us. If ownership is changed from one natural person to another natural person, the death benefit will equal the Contract Value. If the surviving joint owner, if any, or designated beneficiary is your spouse, he or she can elect to continue the contract and become the owner. We determine the amount of the death benefit based on the death benefit option you select at the time of application, if any, and calculate it in accordance with the terms of that option as described below. The amount of the death benefit will never be less than the traditional death benefit. If you select the annual ratchet plan, the death benefit will be the greatest of the traditional death benefit or the annual ratchet plan. Not all death benefit options may be available in all states.

Traditional Death Benefit

Under the traditional death benefit, we will pay the amount equal to the greatest of:

    (1) the Contract Value;

    (2) the total of all premium paid reduced proportionally by any surrenders in the same proportion that the Contract Value was reduced on the date of a surrender; or

    (3) the greatest Contract Value at any seventh Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender, plus any premiums paid subsequent to that Contract Anniversary.

The traditional death benefit will be paid unless you specify otherwise.

Optional Death Benefit

Annual Ratchet Plan.  We will pay a death benefit equal to the greatest of:

    (1) the Contract Value;

    (2) the total of all premium paid reduced proportionally by any surrenders in the same proportion that the Contract Value was reduced on the date of a surrender; or

    (3) the greatest Contract Value at any Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender, plus any premiums paid subsequent to that Contract Anniversary.

The annual ratchet plan will be in effect if:

    (1) you select it on your application; and

    (2) the charge for the annual ratchet plan is shown in your contract.

The annual ratchet plan will cease to be in effect when we receive your written request to discontinue it.

Payment to Surviving Joint Owner or Beneficiary

Upon your death if prior to the Annuity Date, the surviving joint owner or the beneficiary, as applicable, may elect the death benefit to be paid as follows:

    (1) payment of the entire death benefit within five years of the date of your death; or

    (2) payment over the recipient's lifetime with distribution beginning within one year of your date of death.

If no payment option is elected within sixty days of our receipt of proof of your death, a single sum settlement will be made at the end of the sixty-day period following such receipt. Upon payment of a death benefit, the contract will end.

Death of Owner After the Annuity Date

If you are not the Annuitant, and if your death occurs on or after the Annuity Date, no death benefit will be payable under the contract. Any guaranteed payments remaining unpaid will continue to be paid to the Annuitant pursuant to the annuity option in force at the date of your death. If the contract is not owned by an individual, the Annuitant will be treated as the owner and any change of the named Annuitant will be treated as if the owner died.

Death of Annuitant

Before the Annuity Date

If you are not the Annuitant, and if the Annuitant dies before the Annuity Date, you may name a new Annuitant. If you do not name a new Annuitant within sixty days after we are notified of the Annuitant's death, we will deem you to be the new Annuitant.

After the Annuity Date

If an Annuitant dies after the Annuity Date, the remaining payments, if any, will be as specified in the annuity option in effect when the Annuitant died. We will require proof of the Annuitant's death. The remaining benefit, if any, will be paid to the beneficiary at least as rapidly as under the method of distribution in effect at the Annuitant's death. If you were not the Annuitant and no beneficiary survives the Annuitant, we will pay any remaining benefit to you.

================================================================================
                                  PERFORMANCE
================================================================================

Occasionally, we may advertise certain performance information for one or more subaccounts, including average annual total return and yield information. A subaccount's performance information is based on its past performance only and is not intended as an indication of future performance.

When we advertise the average annual total return of a subaccount, it will be calculated for one, five, and ten year periods or, where a subaccount has been in existence for a period of less than one, five, or ten years, for such lesser period. Average annual total return is measured by comparing the value of the investment in a subaccount at the beginning of the relevant period to the value of the investment at the end of the period. It assumes the deduction of any surrender charge that would be payable if the contract was surrendered at the end of the period. Then the average annual compounded rate of return is calculated to produce the value of the investment at the end of the period. We may simultaneously present returns that do not reflect all of the contract charges or assume a surrender and, therefore, do not deduct a surrender charge.

When we advertise the yield of a subaccount we will calculate it based upon a given thirty-day period. The yield is determined by dividing the net investment income earned per Accumulation Unit during the period by the value of an Accumulation Unit on the last day of the period.

When we advertise the performance of the money market subaccount we may advertise the yield or the effective yield in addition to the average annual total return. The yield of the money market subaccount refers to the income generated by an investment in that subaccount over a seven-day period. The income is then annualized (i.e., the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment). The effective yield is calculated similarly but when annualized the income earned by an investment in the money market subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment during a 52-week period.

Average annual total return at the variable account level is lower than at the underlying portfolio level because it is reduced by all contract charges except optional benefit charges (i.e., surrender charge, mortality and expense risk charge, administrative charge, and contract maintenance fee). Similarly, yield and effective yield at the variable account level are lower than at the portfolio level because they are also reduced by all contract charges except optional benefit charges.

================================================================================
                                     TAXES
================================================================================






Note: The basic summary below addresses broad federal taxation matters, and generally does not address state taxation issues or questions. It is not tax advice. We caution you to seek competent tax advice about your own circumstances. We do not guarantee the tax status of your annuity. Tax laws constantly change; therefore, we cannot guarantee that the information contained herein is complete and/or accurate. We have included an additional discussion regarding taxes in the SAI.



Annuity Contracts in General



The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.



If you do not purchase your contract under a pension plan, a specially sponsored employer program or an individual retirement account, your contract is referred to as a Non-Qualified contract. A Non-Qualified contract receives different tax treatment than a Qualified contract. In general, your cost in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.



If you purchase your contract under a pension plan, a specially sponsored employer program or as an individual retirement account, your contract is referred to as a Qualified contract. Examples of qualified plans or arrangements are: Individual Retirement Accounts ("IRA"), Roth IRAs, Tax-Sheltered Annuities (referred to as 403(b) contracts), plans of self-employed individuals (often referred to as H.R.10 Plans or Keogh Plans) and pension and profit sharing plans, including 401(k) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have cost basis in a Roth IRA, and you may have cost basis in a traditional IRA or in another Qualified Contract.



Tax Treatment of Distributions -- Non-Qualified Contracts



If you make a partial or total withdrawal from a Non-Qualified contract, the IRC treats such a withdrawal as first coming from the earnings and then as coming from your Purchase Payments. Purchase payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes are treated as being distributed before the earnings on those contributions. If you annuitize your contract, a portion of each income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment(s). Any portion of each income payment that is considered a return of your Purchase Payment will not be taxed. Withdrawn earnings are treated as income to you and are taxable. The IRC provides for a 10% penalty tax on any earnings that are withdrawn other than in conjunction with the following circumstances: (1) after reaching age 59 1/2; (2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) when paid in a series of substantially equal installments made for your life or for the joint lives of you and your Beneficiary; (5) under an immediate annuity; or (6) which are attributable to Purchase Payments made prior to August 14, 1982.

Tax Treatment of Distributions -- Qualified Contracts (including governmental 457(b) eligible deferred compensation plans)



Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, with certain limited exceptions, any amount of money you take out as a withdrawal or as income payments is taxable income. In the case of certain Qualified contracts, the IRC further provides for a 10% penalty tax on any taxable withdrawal or income payment paid to you other than in conjunction with the following circumstances: (1) after reaching age 59 1/2;
(2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) in a series of substantially equal installments, made for your life or for the joint lives of you and your Beneficiary, that begins after separation from service with the employer sponsoring the plan; (5) to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care; (6) to fund higher education expenses (as defined in the IRC; only from an IRA); (7) to fund certain first-time home purchase expenses (only from an IRA); (8) when you separate from service after attaining age 55 (does not apply to an IRA); (9) when paid for health insurance, if you are unemployed and meet certain requirements; and (10) when paid to an alternate payee pursuant to a qualified domestic relations order. This 10% penalty tax does not apply to withdrawals or income payments from governmental 457(b) eligible deferred compensation plans, except to the extent that such withdrawals or income payments are attributable to a prior rollover to the plan (or earnings thereon) from another plan or arrangement that was subject to the 10% penalty tax.



The IRC limits the withdrawal of an employee's voluntary Purchase Payments from a Tax-Sheltered Annuity (TSA). Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA annuity contract as of December 31, 1988 are not subject to these restrictions. Qualifying transfers of amounts from one TSA contract to another TSA contract under section 403(b) or to a custodial account under section 403(b)(7), and qualifying transfers to a state defined benefit plan to purchase service credits, are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred from a custodial account described in Code section 403(b)(7) to this contract the transferred amount will retain the custodial account withdrawal restrictions.



Withdrawals from other Qualified Contracts are often limited by the IRC and by the employer's plan.



Minimum Distributions



Generally, the IRC requires that you begin taking annual distributions from qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you separate from service from the employer sponsoring the plan. If you own an IRA, you must begin taking distributions when you attain age
70 1/2 regardless of when you separate from service from the employer sponsoring the plan. If you own more than one TSA, you may be permitted to take your annual distributions in any combination from your TSAs. A similar rule applies if you own more than one IRA. However, you cannot satisfy this distribution requirement for your TSA contract by taking a distribution from an IRA, and you cannot satisfy the requirement for your IRA by taking a distribution from a TSA.



You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.



Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax advisor concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.



The IRS issued new regulations, effective January 1, 2003, regarding required minimum distributions from qualified annuity contracts. One of the regulations requires that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. We are currently awaiting further clarification from the IRS on this regulation, including how the value of such benefits is determined. You should discuss the effect of these new regulations with your tax advisor.



Tax Treatment of Death Benefits



Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.



Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2.



If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for Qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract. Furthermore, the IRC provides that the assets of an IRA (including a Roth IRA) may not be invested in life insurance, but may provide, in the case of death during the Accumulation Phase, for a death benefit payment equal to the greater of Purchase Payments or Contract Value. This contract offers death benefits, which may exceed the greater of Purchase Payments or Contract Value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including Roth IRAs). You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.



Contracts Owned by a Trust or Corporation



A Trust or Corporation ("Non-Natural Owner") that is considering purchasing this contract should consult a tax advisor. Generally, the IRC does not treat a Non-Qualified contract owned by a non-natural owner as an annuity contract for Federal income tax purposes. The non-natural owner pays tax currently on the contract's value in excess of the owner's cost basis. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. See the SAI for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a non-qualified annuity contract.

Gifts, Pledges and/or Assignments of a Contract



If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. See the SAI for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-Qualified contract.



The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.



Diversification and Investor Control



The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the management of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the underlying investments must meet these requirements.



The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-Qualified Contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." It is unknown to what extent owners are permitted to select investments, to make transfers among Variable Portfolios or the number and type of Variable Portfolios owners may select from. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-qualified Contract, could be treated as the owner of the underlying Variable Portfolios. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.



These investor control limitations generally do not apply to Qualified Contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified Contracts in the future.

================================================================================
                               OTHER INFORMATION
================================================================================

American International Life Assurance Company of New York


We are a stock life insurance company organized under the laws of New York. We were incorporated in 1962. Our principal business address is 70 Pine Street, New York, NY 10270. We provide a full range of life insurance policies and annuity contracts. We are a subsidiary of American International Group, Inc. ("AIG"), which serves as the holding company for a number of companies engaged in the international insurance business in approximately 130 countries and jurisdictions around the world.


We may occasionally publish in advertisements, sales literature and reports the ratings and other information assigned to AIG by one or more independent rating organizations such as A.M. Best Company, Moody's and Standard & Poor's. The purpose of the ratings is to reflect the rating organization's opinion of our financial strength and should not be considered as bearing on the investment performance of assets held in the variable account.

The ratings are not recommendations to purchase our life insurance or annuity products or to hold or sell these products, nor do the ratings comment on the suitability of such products for a particular investor. There can be no assurance that any rating will remain in effect for any given period of time or that any rating will not be lowered or withdrawn entirely by a rating organization if, in such organization's judgment, future circumstances so warrant. The ratings do not reflect the investment performance of the variable account or the degree of risk associated with an investment in the variable account.

Ownership

This prospectus describes both individual flexible premium deferred variable annuity contracts and group flexible premium deferred variable annuity contracts. The individual and group contracts described in this prospectus are identical except that the individual contract is issued directly to the individual owner. A group contract is issued to a contract holder for the benefit of the participants in the group. If you are a participant in the group you will receive a certificate evidencing your ownership. You, either as the owner of an individual contract or as the owner of a certificate, are entitled to all the rights and privileges of ownership. As used in this prospectus, the term contract is equally applicable to an individual contract or to a certificate.

Voting Rights

To the extent required by law, we will vote the portfolio shares held in the variable account at shareholder meetings in accordance with instructions received from persons having a voting interest in the portfolio. However, if legal requirements or our interpretation of present law changes to permit us to vote the portfolio shares in our own right, we may elect to do so.

Prior to the Annuity Date, you hold a voting interest in each portfolio in whose corresponding subaccount you have Contract Value. We determine the number of portfolio shares that are attributable to you by dividing the corresponding value in a particular portfolio by the net asset value of one portfolio share. After the Annuity Date, we determine the number of portfolio shares that are attributable to you by dividing the reserve maintained in a particular portfolio to meet the obligations under the contract by the net asset value of one portfolio share. The number of votes that you will have a right to cast will be determined as of the record date established by each portfolio.

We will solicit voting instructions by mail prior to the shareholder meeting. Each person having a voting interest in a portfolio will receive proxy material, reports and other materials relating to the appropriate portfolios. We will vote shares in accordance with instructions received from the person having a voting interest. We will vote shares for which we receive no timely instructions and any shares not attributable to owners in proportion to the voting instructions we have received.

The voting rights relate only to amounts invested in the variable account. There are no voting rights with respect to funds allocated to the fixed investment option.

Administration of the Contract


While we have primary responsibility for all administration of the contract and the variable account, we have retained the services of Delaware Valley Financial Services LLC ("DVFS") pursuant to an administrative agreement. These administrative services include issuance of the contract and maintenance of owner records. DVFS serves as the administrator to various insurance companies offering variable annuity contracts and variable life insurance policies.



We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as deduction of the Contract Maintenance Charge and Dollar Cost Averaging, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, We send confirmations immediately. It is your responsibility to review these documents carefully and notify Us of any inaccuracies immediately. We investigate all inquiries. To the extent that We believe We made an error, We retroactively adjust your contract, provided you notify Us within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments We deem warranted are made as of the time We receive notice of the error.



Please contact our Annuity Service Center if you have any comment, question or service request:



Delaware Valley Financial Services


P.O. Box 3031


Berwyn, PA 19312-0031


(800) 255-8402


Legal Proceedings

There are no pending legal proceedings that, in our judgment, are material with respect to the variable account.

================================================================================
                             FINANCIAL STATEMENTS
================================================================================



Financial statements of American International Life Assurance Company of New York and of the Variable Account A are included in the SAI, which may be obtained without charge by calling (800) 255-8402 or writing to Delaware Valley Financial Services, LLC, 300 Berwyn Park, P.O. Box 3031, Berwyn, PA 19312-0031. The financial statements have also been filed electronically with the SEC and can be obtained through its website at http://www.sec.gov.

================================================================================
                                  APPENDIX A
================================================================================

                        CONDENSED FINANCIAL INFORMATION
                              VARIABLE ACCOUNT A
                           ACCUMULATION UNIT VALUES*

         (for an Accumulation Unit outstanding throughout the period)
                               As of December 31


                                  2003            2002         2001         2000          1999          1998         1997
                               -----------    ------------ ------------ ------------ -------------- ------------ ------------
ALLIANCEBERNSTEIN
 VARIABLE PRODUCTS
 SERIES FUND, INC.
 ALLIANCEBERNSTEIN
 GLOBAL BOND
 PORTFOLIO
   Accumulation Unit Value
      Beginning of Period.....       15.00           13.01        13.23        13.26          14.32        12.73        12.82
      End of Period...........       16.75           15.00        13.01        13.23          13.26        14.32        12.73
   Accum Units o/s @ end
    of period.................  117,991.55      106,481.38    87,368.37   120,938.09     143,078.76   170.885.41   161,242.31
ALLIANCEBERNSTEIN
 GLOBAL DOLLAR
 GOVERNMENT
 PORTFOLIO
   Accumulation Unit Value
      Beginning of Period.....       21.66           18.91        17.54        15.59          12.54        16.24        14.55
      End of Period...........       28.50           21.66        18.91        17.54          15.59        12.54        16.24
   Accum Units o/s @ end
    of period.................  123,888.61       96,972.15   104,669.97   111,186.16     111,574.88   145,266.04   179,585.93
ALLIANCEBERNSTEIN
 GROWTH PORTFOLIO
   Accumulation Unit Value
      Beginning of Period.....       16.65           23.48        31.12        38.26          28.85        22.73        17.73
      End of Period...........       22.18           16.65        23.48        31.12          38.26        28.85        22.73
   Accum Units o/s @ end
    of period.................  745,640.19      844,713.94 1,208,542.21 1,562,901.11 111,666,132.37 1,653,158.58 1,695,515.74
ALLIANCEBERNSTEIN
 GROWTH & INCOME
 PORTFOLIO
   Accumulation Unit Value
      Beginning of Period.....       26.97           35.08        35.45        31.57          28.74        24.11        18.99
      End of Period...........       35.23           26.97        35.08        35.45          31.57        28.74        24.11
   Accum Units o/s @ end
    of period.................  950,739.76    1,132,749.08 1,614,034.37 1,896,833.03 222,088,797.99 2,005,770.75 1,868,628.86
ALLIANCEBERNSTEIN
 HIGH YIELD
 PORTFOLIO
   Accumulation Unit Value
      Beginning of Period.....        8.54            8.93         8.79         9.40           9.78        10.30          N/A
      End of Period...........       10.31            8.54         8.93         8.79           9.40         9.78        10.30
   Accum Units o/s @ end
    of period.................  350,020.69      286,111.51   205,170.96   250,504.53     311,807.12   161,632.20     4,116.47

                        CONDENSED FINANCIAL INFORMATION
                              VARIABLE ACCOUNT A
                           ACCUMULATION UNIT VALUES*

    (for an Accumulation Unit outstanding throughout the period)--continued
                               As of December 31


                                  2003            2002         2001         2000         1999         1998         1997
                               -----------    ------------ ------------ ------------ ------------ ------------ ------------
ALLIANCEBERNSTEIN
 INTERNATIONAL
 PORTFOLIO
   Accumulation Unit Value
      Beginning of Period.....       10.26           12.28        16.04        20.29        14.68        13.17        12.92
      End of Period...........       13.31           10.26        12.28        16.04        20.29        14.68        13.17
   Accum Units o/s @ end of
    period....................  382,398.87      405,946.82   539,574.31   640,478.13   629,923.79   658,768.46   612,030.95
ALLIANCEBERNSTEIN
 INTERNATIONAL VALUE
 PORTFOLIO
   Accumulation Unit Value
      Beginning of Period.....        9.15            9.78          N/A          N/A          N/A          N/A          N/A
      End of Period...........       13.02            9.15         9.78          N/A          N/A          N/A          N/A
   Accum Units o/s @ end of
    period....................  102,116.98       76,926.59     7,540.05          N/A          N/A          N/A          N/A
ALLIANCEBERNSTEIN
 MONEY MARKET
 PORTFOLIO
   Accumulation Unit Value
      Beginning of Period.....       12.94           12.98        12.71        12.17        11.79        11.39        10.99
      End of Period...........       12.83           12.94        12.98        12.71        12.17        11.79        11.39
   Accum Units o/s @ end of
    period....................  440,656.69      757,587.75 1,377,871.15 1,208,991.25 1,440,087.19 1,165,714.86   919,968.32
ALLIANCEBERNSTEIN
 AMERICAS
 GOVERNMENT INCOME
 PORTFOLIO
   Accumulation Unit Value
      Beginning of Period.....       18.23           16.65        16.31        14.71        13.70        13.35        12.35
      End of Period...........       19.30           18.23        16.65        16.31        14.71        13.70        13.35
   Accum Units o/s @ end of
    period....................  278,622.23      325,425.61   349,119.64   474,012.68   452,117.14   506,676.27   469,970.73
ALLIANCEBERNSTEIN
 PREMIER GROWTH
 PORTFOLIO
   Accumulation Unit Value
      Beginning of Period.....       21.30           31.14        38.15        46.37        35.54        24.36        18.45
      End of Period...........       25.90           21.30        31.14        38.15        46.37        35.54        24.36
   Accum Units o/s @ end of
    period....................  947,670.42    1,097,342.20 1,612,696.67 2,088,447.24  2,092,20.32 1,758,411.11 1,411,993.79
ALLIANCEBERNSTEIN
 QUASAR GROWTH
 PORTFOLIO(1)
   Accumulation Unit Value
      Beginning of Period.....        7.21           10.72        12.46        13.46        11.66        12.38        10.58
      End of Period...........       10.59            7.21        10.72        12.46        13.46        11.66        12.38
   Accum Units o/s @ end of
    period....................  540,857.32      578,339.45   718,113.71   866,069.80   756,712.16   902,341.60   629,523.13



(1) Effective May 1, 2004, AllianceBernstein Quasar Portfolio changed its name to AllianceBernstein Small Cap Growth Portfolio.

                        CONDENSED FINANCIAL INFORMATION
                              VARIABLE ACCOUNT A
                           ACCUMULATION UNIT VALUES*

    (for an Accumulation Unit outstanding throughout the period)--continued
                               As of December 31


                                  2003        2002         2001         2000         1999        1998        1997
                               ---------- ------------ ------------ ------------ ------------ ---------- ------------
ALLIANCEBERNSTEIN REAL
 ESTATE INVESTMENT
 PORTFOLIO
   Accumulation Unit Value
      Beginning of Period.....      12.55        12.40        11.35         9.09         9.71      12.16          N/A
      End of Period...........      17.24        12.55        12.40        11.35         9.09       9.71        12.16
   Accum Units o/s @ end of
    period.................... 211,939.80   232,560.59   216,931.09   217,027.19   191,461.45 200,970.16   184,436.41
ALLIANCEBERNSTEIN
 SMALL CAP VALUE
 PORTFOLIO
   Accumulation Unit Value
      Beginning of Period.....      10.24        11.08          N/A          N/A          N/A        N/A          N/A
      End of Period...........      14.27        10.24        11.08          N/A          N/A        N/A          N/A
   Accum Units o/s @ end of
    period.................... 273,204.80   239,548.81   102,467.17          N/A          N/A        N/A          N/A
ALLIANCEBERNSTEIN
 TECHNOLOGY PORTFOLIO
   Accumulation Unit Value
      Beginning of Period.....      10.50        18.27        24.78        32.02        18.48      11.44        10.90
      End of Period...........      14.92        10.50        18.27        24.78        32.02      18.48        11.44
   Accum Units o/s @ end of
    period.................... 948,318.16 1,097,452.61 1,537,916.21 1,927,579.02 1,399,804.13 959,429.79 1,033,596.21
ALLIANCEBERNSTEIN
 TOTAL RETURN
 PORTFOLIO
   Accumulation Unit Value
      Beginning of Period.....      19.30        21.89        21.71        19.56        18.62      16.14        13.52
      End of Period...........      22.66        19.30        21.89        21.71        19.56      18.62        16.14
   Accum Units o/s @ end of
    period.................... 569,535.84   595,010.93   712,271.45   585,294.73   521,657.49 558,929.44   568,896.78
ALLIANCEBERNSTEIN U.S.
 GOVERNMENT/HIGH
 GRADE SECURITIES
 PORTFOLIO
   Accumulation Unit Value
      Beginning of Period.....      15.67        14.75        13.86        12.66        13.16      12.33        11.50
      End of Period...........      16.06        15.67        14.75        13.86        12.66      13.16        12.33
   Accum Units o/s @ end of
    period.................... 723,276.61 1,052,029.00   618,869.20   541,211.40   704,381.77 760,115.22   601,935.75

                        CONDENSED FINANCIAL INFORMATION
                              VARIABLE ACCOUNT A
                           ACCUMULATION UNIT VALUES*

    (for an Accumulation Unit outstanding throughout the period)--continued
                               As of December 31


                                    2003       2002       2001       2000       1999       1998       1997
                                 ---------- ---------- ---------- ---------- ---------- ---------- ----------
ALLIANCEBERNSTEIN
 UTILITY INCOME
 PORTFOLIO
    Accumulation Unit Value
       Beginning of Period......      14.24      18.55      24.27      22.08      18.75      15.35      12.38
       End of Period............      16.84      14.24      18.55      24.27      22.08      18.75      15.35
    Accum Units o/s @ end of
     period..................... 214,285.85 228,027.35 332,091.40 393,588.41 367,300.62 356,279.99 341,317.44
ALLIANCEBERNSTEIN
 VALUE PORTFOLIO
    Accumulation Unit Value
       Beginning of Period......       8.56       9.98        N/A        N/A        N/A        N/A        N/A
       End of Period............      10.85       8.56       9.98        N/A        N/A        N/A        N/A
    Accum Units o/s @ end of
     period..................... 405,118.08 321,428.75 212,874.39        N/A        N/A        N/A        N/A
ALLIANCEBERNSTEIN
 WORLDWIDE
 PRIVATIZATION
 PORTFOLIO
    Accumulation Unit Value
       Beginning of Period......      14.07      14.89      18.26      24.04      15.35      14.04      12.86
       End of Period............      19.90      14.07      14.89      18.26      24.04      15.35      14.04
    Accum Units o/s @ end of
     period..................... 220,532.05 256,592.11 350,202.20 493,898.77 520,828.28 495,811.65 495,269.51

                        CONDENSED FINANCIAL INFORMATION
                              VARIABLE ACCOUNT A
                           ACCUMULATION UNIT VALUES*

    (for an Accumulation Unit outstanding throughout the period)--continued
                               As of December 31


                                                          1996        1995       1994
                                                      ------------ ---------- ----------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
ALLIANCEBERNSTEIN GLOBAL BOND PORTFOLIO
    Accumulation Unit Value
       Beginning of Period...........................        12.24       9.94      10.61
       End of Period.................................        12.82      12.24       9.94
    Accum Units o/s @ end of period..................   145,722.74  76,604.28  27,806.30
ALLIANCEBERNSTEIN GLOBAL DOLLAR GOVERNMENT
 PORTFOLIO
    Accumulation Unit Value
       Beginning of Period...........................        11.81       9.73      10.00
       End of Period.................................        14.55      11.81       9.73
    Accum Units o/s @ end of period..................    76,451.58  16,171.63   5,958.18
ALLIANCEBERNSTEIN GROWTH PORTFOLIO
    Accumulation Unit Value
       Beginning of Period...........................        13.99      10.48      11.13
       End of Period.................................        17.73      13.99      10.48
    Accum Units o/s @ end of period.................. 1,541,465.58 777,108.88  56,104.84
ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
    Accumulation Unit Value
       Beginning of Period...........................        15.52      11.57      11.76
       End of Period.................................        18.99      15.52      11.57
    Accum Units o/s @ end of period.................. 1,324,216.31 502,667.80 179,245.69
ALLIANCEBERNSTEIN HIGH YIELD PORTFOLIO
    Accumulation Unit Value
       Beginning of Period...........................          N/A        N/A        N/A
       End of Period.................................          N/A        N/A        N/A
    Accum Units o/s @ end of period..................          N/A        N/A        N/A
ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO
    Accumulation Unit Value
       Beginning of Period...........................        12.22      11.27      10.69
       End of Period.................................        12.92      12.22      11.27
    Accum Units o/s @ end of period..................   525,023.12 228,254.81 122,616.95
ALLIANCEBERNSTEIN MONEY MARKET PORTFOLIO
    Accumulation Unit Value
       Beginning of Period...........................        10.64      10.27      10.07
       End of Period.................................        10.99      10.64      10.27
    Accum Units o/s @ end of period..................   890,464.95 551,555.84 206,034.73
ALLIANCEBERNSTEIN NORTH AMERICAN GOVERNMENT INCOME
 PORTFOLIO
    Accumulation Unit Value
       Beginning of Period...........................        10.55       8.71      10.00
       End of Period.................................        12.35      10.55       8.71
    Accum Units o/s @ end of period..................   279,368.63  95,031.46  89,164.68

                        CONDENSED FINANCIAL INFORMATION
                              VARIABLE ACCOUNT A
                           ACCUMULATION UNIT VALUES*

    (for an Accumulation Unit outstanding throughout the period)--continued
                               As of December 31


                                                        1996        1995       1994
                                                    ------------ ---------- ----------
ALLIANCEBERNSTEIN PREMIER GROWTH PORTFOLIO
    Accumulation Unit Value
       Beginning of Period.........................        15.25      10.66      10.00
       End of Period...............................        18.45      15.25      10.66
    Accum Units o/s @ end of period................ 1,026,432.81 420,662.68 108,111.20
ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO
    Accumulation Unit Value
       Beginning of Period.........................        10.00        N/A        N/A
       End of Period...............................        10.58        N/A        N/A
    Accum Units o/s @ end of period................   179,808.73        N/A        N/A
ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT PORTFOLIO
    Accumulation Unit Value
       Beginning of Period.........................          N/A        N/A        N/A
       End of Period...............................          N/A        N/A        N/A
    Accum Units o/s @ end of period................          N/A        N/A        N/A
ALLIANCEBERNSTEIN TECHNOLOGY PORTFOLIO
    Accumulation Unit Value
       Beginning of Period.........................        10.00        N/A        N/A
       End of Period...............................        10.90        N/A        N/A
    Accum Units o/s @ end of period................   431,529.41        N/A        N/A
ALLIANCEBERNSTEIN TOTAL RETURN PORTFOLIO
    Accumulation Unit Value
       Beginning of Period.........................        11.90       9.75      10.00
       End of Period...............................        13.52      11.90       9.75
    Accum Units o/s @ end of period................   455,709.19 121,094.82   4,871.12
ALLIANCEBERNSTEIN U.S. GOVERNMENT/HIGH GRADE
 SECURITIES PORTFOLIO
    Accumulation Unit Value
       Beginning of Period.........................        11.38       9.66      10.17
       End of Period...............................        11.50      11.38       9.66
    Accum Units o/s @ end of period................   552,183.99 390,483.21  75,881.31
ALLIANCEBERNSTEIN UTILITY INCOME PORTFOLIO
    Accumulation Unit Value
       Beginning of Period.........................        11.64       9.71      10.00
       End of Period...............................        12.38      11.64       9.71
    Accum Units o/s @ end of period................   305,608.09 103,042.86  13,690.19
ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION PORTFOLIO
    Accumulation Unit Value
       Beginning of Period.........................        11.01      10.05      10.00
       End of Period...............................        12.86      11.01      10.05
    Accum Units o/s @ end of period................   224,339.58  62,769.30   6,357.69

================================================================================
                             TABLE OF CONTENTS OF
                    THE STATEMENT OF ADDITIONAL INFORMATION
================================================================================


   GENERAL INFORMATION...................................................  3
     American International Life Assurance Company of New York...........  3
     Independent Accountants.............................................  3
     Distributor.........................................................  3
     Potential Conflicts.................................................  3

   CALCULATION OF PERFORMANCE DATA.......................................  3
     Yield and Effective Yield Quotations for the Money Market Subaccount  3
     Yield Quotations for Other Subaccounts..............................  4
     Standardized Performance Data.......................................  4
     Non-Standardized Performance Data...................................  5
     Tax Deferred Accumulation...........................................  6

   ANNUITY PROVISIONS....................................................  6
     Variable Annuity Payments...........................................  6
     Annuity Unit Value..................................................  7
     Net Investment Factor...............................................  7
     Taxes...............................................................  8
     Additional Provisions............................................... 13

   FINANCIAL STATEMENTS.................................................. 13

Please forward a copy (without charge) of the American International Life Assurance Company of New York Ovation Variable Annuity Statement of Additional Information to:

(Please print or type and fill in all information.)

------------------------------------------
Name

------------------------------------------
Address

------------------------------------------
City/State/Zip

------------------------------------------
Date

------------------------------------------
Signed


Return to: Annuity Service Center
           Delaware Valley Financial Services, LLC
           P.O. Box 3031
           Berwyn, PA 19312-0031

                       STATEMENT OF ADDITIONAL INFORMATION


                                   May 3, 2004


                            OVATION VARIABLE ANNUITY

                                    issued by

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK

                                   through its

                               VARIABLE ACCOUNT A


This statement of additional information is not a prospectus. It should be read in conjunction with the prospectus describing the flexible premium deferred annuity contract. The prospectus concisely sets forth information that a prospective investor should know before investing. For a copy of the prospectus dated May 3, 2004, call us at (800) 255-8402 or write to us at Delaware Valley Financial Services, LLC, 300 Berwyn Park, P.O. Box 3031, Berwyn, PA 19312-0031.

================================================================================
                                TABLE OF CONTENTS
================================================================================



GENERAL INFORMATION .......................................................   3
    American International Life Assurance Company of New York .............   3
    Independent Accountants ...............................................   3
    Distributor ...........................................................   3
    Potential Conflicts ...................................................   3

CALCULATION OF PERFORMANCE DATA ...........................................   3
    Yield and Effective Yield Quotations for the Money Market Subaccount ..   3
    Yield Quotations for Other Subaccounts ................................   4
    Standardized Performance Data .........................................   4
    Non-Standardized Performance Data .....................................   5
    Tax Deferred Accumulation .............................................   6

ANNUITY PROVISIONS ........................................................   6
    Variable Annuity Payments .............................................   6
    Annuity Unit Value ....................................................   7
    Net Investment Factor .................................................   7
    Taxes .................................................................   8
    Additional Provisions .................................................  13
FINANCIAL STATEMENTS ......................................................  13

================================================================================
                               GENERAL INFORMATION
================================================================================

American International Life Assurance Company of New York

A description of American International Life Assurance Company of New York and its ownership is contained in the prospectus. We will provide for the safekeeping of the assets of Variable Account A.

Independent Accountants

Our financial statements have been audited by PricewaterhouseCoopers LLP, independent certified public accountants, whose offices are located in Houston, Texas.

Distributor

Our affiliate, AIG Equity Sales Corp. ("AIGESC"), 70 Pine Street, New York, New York, acts as the distributor of the contract. AIGESC is a wholly owned subsidiary of American International Group, Inc. Commissions not to exceed 5.5% of premiums will be paid to entities that sell the contract. Additional payments may be made for other services not directly related to the sale of the contract, including the recruitment and training of personnel, production of promotional literature and similar services. Commissions are paid by Variable Account A directly to selling dealers and representatives on behalf of AIGESC.

Potential Conflicts

Shares of the funds may be sold only to separate accounts of life insurance companies. They may be sold to our other separate accounts, as well as to separate accounts of other affiliated or unaffiliated life insurance companies, to fund variable annuity contracts and variable life insurance policies. It is conceivable that, in the future, it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in a fund simultaneously. Although neither we nor the funds currently foresee any such disadvantages, either to variable life insurance policy owners or to variable annuity owners, each fund's board of directors will monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken. If a material irreconcilable conflict were to occur, we will take whatever steps are deemed necessary, at our expense, to remedy or eliminate the irreconcilable material conflict. As a result, one or more insurance company separate accounts might withdraw their investments in the fund. This might force the fund to sell securities at disadvantageous prices.

================================================================================
                         CALCULATION OF PERFORMANCE DATA
================================================================================

Yield and Effective Yield Quotations for the Money Market Subaccount

The yield quotation for the money market subaccount will be for the seven days ended on the date of the most recent balance sheet of Variable Account A included in the registration statement. It will be computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the money market subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from owner accounts, dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7) with the resulting figure carried to at least the nearest hundredth of one percent.

Any effective yield quotation for the money market subaccount will be for the seven days ended on the date of the most recent balance sheet of Variable Account A included in the registration statement and will be carried at least to the nearest hundredth of one percent. It will be computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the money market subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from owner accounts, dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

               Effective Yield = [(Base Period Return + 1)/365/7/]-1

For purposes of the yield and effective yield quotations, the hypothetical charge reflects all deductions that are charged to all owner accounts in proportion to the length of the base period. For any fees that vary with the size of the account, the account size is assumed to be the money market subaccount's mean account size. The yield and effective yield quotations do not reflect the surrender charge that may be assessed at the time of withdrawal in an amount ranging up to 6% of the requested withdrawal amount, with the specific percentage applicable to a particular withdrawal depending on the length of time the premium was held under the contract and whether withdrawals had been previously made during that Contract Year. No deductions or sales loads are assessed upon annuitization under the contract. Realized gains and losses from the sale of securities and unrealized appreciation and depreciation of the money market subaccount and the corresponding portfolio are excluded from the calculation of yield.

Yield Quotations for Other Subaccounts

Yield quotations will be based on the thirty-day period ended on the date of the most recent balance sheet of Variable Account A included in the registration statement, and are computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per unit on the last day of the period, according to the following formula:

                           Yield = 2[(a - b + 1)/6/ - 1]
                                      -----
                                       cd

Where: a = net investment income earned during the period by the portfolio attributable to shares owned by the Subaccount.

     b = expenses accrued for the period (net of reimbursements)

     c = the average daily number of Accumulation Units outstanding during the period

     d = the maximum offering price per Accumulation Unit on the last day of the period.

Yield quotations for a subaccount reflect all recurring contract charges (except surrender charge). For any charge that varies with the size of the account, the account size is assumed to be the respective subaccount's mean account size.

A surrender charge may be assessed at the time of withdrawal in an amount ranging up to 6% of the requested withdrawal amount, with the specific percentage applicable to a particular withdrawal depending on the length of time the premium was held under the contract, and whether withdrawals had previously been made during that Contract Year.

Standardized Performance Data

The total return quotations for all of the subaccounts will be average annual total return quotations for one, five, and ten year periods (or, where a subaccount has been in existence for a period of less than one, five or ten years, for such lesser period) ended on the date of the most recent balance sheet of Variable Account A and for the period from the date monies were first placed into the subaccounts until the aforesaid date. This type of performance information is referred to as standardized performance and is based on the life of the subaccount. The quotations are computed by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

P(1+T)n = ERV

Where: P = a hypothetical initial payment of $1,000

     T = average annual total return

     n = number of years

     ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the particular period at the end of the particular period

The average annual total return quotations reflect all portfolio expenses and all contract charges except optional benefit charges and assume a total surrender at the end of the particular period. For any charge that varies with the size of the account, the account size is assumed to be the respective subaccount's mean account size.

Non-Standardized Performance Data

Non-standardized performance data will be calculated in a manner similar to the average annual total return described above for the subaccounts. It is average annual total return for the underlying portfolios for one, three, five, and ten year periods (or, where a portfolio has been in existence for a period of less than one, three, five or ten years, for such lesser period). For purposes of determining non-standardized average annual total return, the actual investment performance of each portfolio is reflected from the date such portfolio commenced operations even though the contract may not have been available at that time. The quotations are computed by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

P(1+T)n = ERV

Where: P = a hypothetical initial payment of $1,000

     T = average annual total return

     n = number of years

     ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the particular period at the end of the particular period

Non-standardized average annual total return quotations reflect all portfolio expenses and all contract charges except the contract maintenance fee and the optional benefit charges. For any charge that varies with the size of the account, the account size is assumed to be the respective subaccount's mean account size. The calculations do not assume a total surrender as of the end of the particular period and, therefore, no surrender charge is reflected.

Tax Deferred Accumulation

In reports or other communications to you or in advertising or sales materials, we may also describe the effects of tax deferred compounding on Variable Account A's investment returns or upon returns in general. These effects may be illustrated in charts or graphs and may include comparisons at various points in time of returns under the contract or in general on a tax-deferred basis with the returns on a taxable basis. Different tax rates may be assumed.

In general, individuals who own annuity contracts are not taxed on increases in the value under the annuity contract until some form of distribution is made from the contract. Thus, the annuity contract will benefit from tax deferral during the accumulation phase, which generally will have the effect of permitting an investment in an annuity contract to grow more rapidly than a comparable investment under which increases in value are taxed on a current basis. The chart shows accumulations on an initial investment or premium of a given amount, assuming hypothetical gross annual returns compounded annually, and a stated assumed rate. The values shown for the taxable investment do not include any deduction for management fees or other expenses but assume that taxes are deducted annually from investment returns. The values shown for the variable annuity in a chart reflect the deduction of contractual expenses such as the 1.25% mortality and expense risk charge, the 0.15% administrative charge, and the $30 contract maintenance fee, but not the expenses of an underlying investment portfolio. In addition, these values assume that the owner does not surrender the contract or make any partial surrenders until the end of the period shown. The chart assumes a full surrender at the end of the period shown and the payment of taxes at the 31% rate on the amount in excess of the premium.

In developing tax-deferral charts, we will follow these general principles:

     (1)  the assumed rate of earnings will be realistic;

     (2) the chart will depict accurately the effect of all fees and charges or provide a narrative that prominently discloses all fees and charges;

     (3) comparative charts for accumulation values for tax-deferred and non-tax-deferred investments will depict the implications of any surrender; and

     (4) a narrative accompanying the chart will disclose prominently that there may be a 10% tax penalty on a surrender by an owner who has not reached age 59 1/2.

The rates of return illustrated are hypothetical and are not an estimate or guaranty of performance. Actual tax rates may vary for different taxpayers.

================================================================================
                               ANNUITY PROVISIONS
================================================================================

Variable Annuity Payments

A variable annuity is an annuity with payments which are not predetermined as to dollar amount and will vary in amount with the net investment results of the applicable subaccounts. At the Annuity Date, the Contract Value in each subaccount will be applied to the applicable annuity tables contained in the contract. The annuity table used will depend upon the payment option chosen. The same Contract Value amount applied to each payment option may produce a different initial annuity payment. If, as of the Annuity Date, the then current annuity rates applicable to the contract will provide a larger income than that guaranteed for the same form of annuity under the contract, the larger amount will be paid.

The first annuity payment for each subaccount is determined by multiplying the amount of the Contract Value allocated to that subaccount by the factor shown in the table for the option selected, divided by 1000. The dollar amount of subsequent annuity payments is determined as follows:

(a) The dollar amount of the first annuity payment is divided by the Annuity Unit value as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the annuity payment period, subject to any transfers.

(b) The fixed number of Annuity Units is multiplied by the Annuity Unit value for the Valuation Period fourteen days prior to the date of payment.

The total dollar amount of each variable annuity payment is the sum of all subaccount variable annuity payments less the pro-rata amount of the administrative charge.

Annuity Unit Value

The value of an Annuity Unit for each subaccount was arbitrarily set initially at $10. This was done when the first portfolio shares were purchased. The Annuity Unit value at the end of any subsequent Valuation Period is determined by multiplying the subaccount's Annuity Unit value for the immediately preceding Valuation Period by the quotient of (a) and (b) where:

     o (a) is the net investment factor for the Valuation Period for which the Annuity Unit value is being determined; and

     o    (b) is the assumed investment factor for such Valuation Period.

The assumed investment factor adjusts for the interest assumed in determining the first variable annuity payment. Such factor for any Valuation Period shall be the accumulated value, at the end of such period, of $1.00 deposited at the beginning of such period at the assumed investment rate of 5%.

Net Investment Factor

The net investment factor is used to determine how investment results of a portfolio affect the Annuity Unit value of the subaccount from one Valuation Period to the next. The net investment factor for each subaccount for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

     o    (a) is equal to:

               (i) the net asset value per share of the portfolio held in the subaccount determined at the end of that Valuation Period, plus

               (ii) the per share amount of any dividend or capital gain
                    distribution made by the portfolio held in the subaccount if the "ex-dividend" date occurs during that same Valuation Period, plus or minus

               (iii) a per share charge or credit, which we determine, for changes in tax reserves resulting from investment operations of the subaccount.

     o    (b) is equal to:

               (i) the net asset value per share of the portfolio held in the subaccount determined as of the end of the prior Valuation Period, plus or minus

               (ii) the per share charge or credit for any change in tax
                    reserves for the prior Valuation Period.

     o    (c) is equal to:

               (i) the percentage factor representing the mortality and expense risk charge, plus

               (ii) the percentage factor representing the administrative charge.

The net investment factor may be greater or less than the assumed investment factor. Therefore, the Annuity Unit value may increase or decrease from Valuation Period to Valuation Period.

--------------------------------------------------------------------------------
                                      TAXES
--------------------------------------------------------------------------------

General

Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the annuity option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For contracts issued in connection with Nonqualified plans, the cost basis is generally the Purchase Payments, while for contracts issued in connection with Qualified plans there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

Withholding Tax on Distributions

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of Qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct "trustee to trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including rollovers from IRAs can be waived.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a traditional IRA or retirement plan qualified under Sections 401(a) or 403(a) or, if from a plan of a governmental employer, under Section 457(b) of the Code, or from a tax-sheltered annuity qualified under Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; and (3) minimum distributions required to be made under the Code. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

Diversification -- Separate Account Investments

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Nonqualified variable annuity contracts. These requirements generally do not apply to Qualified Contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

Non-Natural Owners

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Multiple Contracts

The Code provides that multiple Nonqualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Nonqualified annuity contract from the same issuer in any calendar year.

Tax Treatment of Assignments of Qualified Contracts

Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan or pursuant to a qualified domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (or, in the case of an IRA, pursuant to a domestic relations order.)

Tax Treatment of Gifting, Assigning, or Transferring Ownership of a Nonqualified Contract

If you transfer ownership of your Nonqualified Contract to a person other than your spouse (or former spouse if incident to divorce) you will be taxed on the earnings above the purchase payments at the time of transfer. If you transfer ownership of your Nonqualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your purchase payments not previously withdrawn. The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

Trustee to Trustee Transfers of Qualified Contracts

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) separates from employment from the employer sponsoring the plan; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Transfers of amounts from one Qualified contract to another Qualified contract of the same plan type or to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract.

Partial 1035 Exchanges

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. In 1998, the U.S. Tax Court ruled that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a tax-free exchange. In 1999, the IRS acquiesced in that Tax Court decision, but stated that it would nonetheless continue to challenge partial exchange transactions under certain circumstances. In Notice 2003-51, published on July 9, 2003, the IRS announced that, pending the publication of final regulations, it will consider all the facts and circumstances to determine whether a partial exchange and subsequent withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 24 months of the partial exchange should be treated as an integrated transaction, and thus whether the two contracts should be treated as a single contract to determine the tax treatment of the surrender or withdrawal under Section 72 of the Code. Although Notice 2003-51 and the IRS's acquiescence in the Tax Court decision indicate that the IRS will respect partial exchanges of annuity contracts under certain circumstances, uncertainty remains, and owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.

Qualified Plans

The contracts offered by this prospectus are designed to be suitable for use under various types of Qualified plans. Taxation of owners in each Qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a Qualified plan may be subject to limitations under the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan.

Following are general descriptions of the types of Qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding Qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a Qualified plan.

Contracts issued pursuant to Qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to Qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"

Section 401 of the Code permits self-employed individuals to establish Qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, education and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code.

One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2004 is $13,000. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with the employer, and by an additional $3,000 in 2004 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2004 may not exceed the lessor of $41,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.

(c) Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum IRA (traditional and/or Roth) contribution for 2004 is the lessor of $3,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $500 in 2004. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(d) Roth IRAs

Section 408(A) of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2004 is the lessor of $3,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $500 in 2004. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, income limits for Roth IRAs are limitations on who can establish such a contract. Generally, you can contribute to a Roth IRA if you have taxable compensation and your modified adjusted gross income is less than: $160,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and $110,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. Certain persons may be eligible to convert a traditional IRA into a Roth IRA.

Conversion into Roth IRAs normally require taxes to be paid on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

(e) Pension and Profit-Sharing Plans

Sections 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, public employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) Deferred Compensation Plans - Section 457(b)

Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of Qualified plans, establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Funds in a non-governmental 457(b) plan remain assets of the employer and are subject to claims by the creditors of the employer. As of January 1, 1999, all 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.

Economic Growth and Tax Relief Reconciliation Act of 2001

For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) expands the range of eligible tax-free rollover distributions that may be made among qualified contracts. The changes made to the IRC by EGTRRA are scheduled to expire on December 31, 2010. Congress may, however, decide to promulgate legislation making the changes permanent or delaying their expiration.

Additional Provisions

We will require proof of age and sex of the Annuitant before making any life annuity payment provided for by the contract. If the age or sex of the Annuitant has been misstated, we will compute the amount payable based on the correct age and sex. If annuity payments have begun, any underpayment that may have been made will be paid in full with the next annuity payment, including interest at the minimum annual rate of 3%. Any overpayments, including interest at the minimum annual rate of 3%, unless repaid to us in one sum, will be deducted from future annuity payments until we are repaid in full.

If a contract provision requires that a person be alive, we may require due proof that the person is alive before we act under that provision.

We will give the payee under an annuity payment option a settlement contract for the payment option.

You may assign the contract prior to the Annuity Date. You must send a dated and signed written request to our Administrative Office accompanied by a duly executed copy of any assignment. We are not responsible for the validity of any assignment.


--------------------------------------------------------------------------------
                             Financial Statements
--------------------------------------------------------------------------------

Our financial statements and those of Variable Account A are included herein. The financial statements have also been filed electronically with the SEC and can be obtained through its website at http://www.sec.gov. Our financial statements shall be considered only as bearing upon our ability to meet our obligations under the contract.

                      AMERICAN INTERNATIONAL LIFE ASSURANCE
                               COMPANY OF NEW YORK
                          (a wholly-owned subsidiary of
                       American International Group, Inc.)


                    REPORT ON AUDITS OF FINANCIAL STATEMENTS

              FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001

[Logo of PricewaterhouseCoopers LLP]

                                                      PricewaterhouseCoopers LLP
                                                      Suite 2900
                                                      1201 Louisiana
                                                      Houston, TX 77002-5678
                                                      Telephone (713)356-4000

                         Report of Independent Auditors

To the Shareholder and Board of Directors
American International Life Assurance Company of New York:

In our opinion, the accompanying balance sheets and the related statements of income, shareholder's equity, cash flows and comprehensive income present fairly, in all material respects, the financial position of American International Life Assurance Company of New York (a wholly-owned subsidiary of American International Group, Inc.) at December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the financial statements, the Company adopted Statement of Financial Accounting Standards No. 133 "Accounting for Derivative Instruments and Hedging Activities" in 2001. Also as discussed in Note 2 to the financial statements, the Company adopted EITF No. 99-20 "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets" in 2001.

/s/ PRICEWATERHOUSECOOPERS LLP
----------------------------------------

April 14, 2004

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                                 BALANCE SHEETS
                                 (in thousands)

                                                      December 31,  December 31,
                                                          2003          2002
                                                      ------------  ------------
Assets
------
Investments:
Fixed maturities:
   Bonds available for sale, at market value
   (cost: 2003 - $7,281,256; 2002 - $7,082,775)       $  7,791,941  $  7,414,518
Equity securities available for sale, at market
 value
   (cost: 2003 - $994; 2002 - $9,631)                        1,652         9,635
Mortgage loans on real estate, net of allowance
   (2003 - $19,000; 2002 - $19,000)                        395,008       366,162
Policy loans                                                11,115        10,360
Other long-term investments                                 79,779        68,021
Short-term investments, at cost (approximates
 market value)                                              93,935        32,277
                                                      ------------  ------------
   Total investments                                     8,373,430     7,900,973


Cash                                                         2,275            --
Investment income due and accrued                          116,023       114,389
Reinsurance assets                                          30,043        44,125
Deferred policy acquisition costs                           85,908       173,205
Amounts due from related parties                            18,772            --
Other assets                                                 4,282         8,714
Assets held in separate accounts                           216,087       196,146
                                                      ------------  ------------
      Total assets                                    $  8,846,820  $  8,437,552
                                                      ============  ============

                 See accompanying notes to financial statements.

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                                 BALANCE SHEETS
                      (in thousands, except share amounts)

                                                      December 31,  December 31,
                                                          2003          2002
                                                      ------------  ------------
Liabilities
-----------
   Policyholders' contract deposits                   $  5,059,693  $  5,167,321
   Future policy benefits for life and accident
    and health insurance contracts                       2,347,473     2,169,296
   Reserve for unearned premiums                             5,338         6,159
   Policy and contract claims                               53,811        53,222
   Income taxes payable                                     51,450         8,136
   Amounts due to related parties                               --         1,943
   Derivative liabilities, at market                        19,448        12,602
   Other liabilities                                       183,925       101,996
   Liabilities related to separate accounts                216,087       196,146
                                                      ------------  ------------
      Total liabilities                                  7,937,225     7,716,821
                                                      ------------  ------------
Shareholder's equity
--------------------
   Common stock, $200 par value; 16,125 shares
    authorized, issued and outstanding                       3,225         3,225
   Additional paid-in capital                              238,025       238,025
   Accumulated other comprehensive income                  250,575       165,705
   Retained earnings                                       417,770       313,776
                                                      ------------  ------------
      Total shareholder's equity                           909,595       720,731
                                                      ------------  ------------
Total liabilities and shareholder's equity            $  8,846,820  $  8,437,552
                                                      ============  ============

                 See accompanying notes to financial statements.

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                              STATEMENTS OF INCOME
                                 (in thousands)

                                               Years ended December 31,
                                       ----------------------------------------
                                           2003          2002          2001
                                       ------------  ------------  ------------
Revenues:
   Premiums and other considerations   $    390,408  $    216,291  $    503,560
   Net investment income                    542,949       540,971       483,261
   Realized capital gains (losses)            1,143      (142,314)       55,478
                                       ------------  ------------  ------------
      Total revenues                        934,500       614,948     1,042,299
                                       ------------  ------------  ------------
Benefits and expenses:
   Death and other benefits                 310,501       324,161       297,624
   Increase in future policy benefits
    and policyholders' contract
    deposits                                383,371       277,655       536,386
   Insurance acquisition and other
    operating expenses                       81,664        44,144        75,819
                                       ------------  ------------  ------------
      Total benefits and expenses           775,536       645,960       909,829
                                       ------------  ------------  ------------
Income (loss) before income taxes           158,964       (31,012)      132,470
                                       ------------  ------------  ------------
Income taxes:
   Current                                   31,497        25,774        48,632
   Deferred                                  23,473       (36,936)       (2,052)
                                       ------------  ------------  ------------
      Total income tax expense
       (benefit)                             54,970       (11,162)       46,580
                                       ------------  ------------  ------------
Net income (loss) before cumulative
 effect of accounting changes               103,994       (19,850)       85,890
Cumulative effect of accounting
 changes, net of tax                             --            --       (17,241)
                                       ------------  ------------  ------------
Net income (loss)                      $    103,994  $    (19,850) $     68,649
                                       ============  ============  ============

                 See accompanying notes to financial statements.

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                       STATEMENTS OF SHAREHOLDER'S EQUITY
                                 (in thousands)

                                               Years ended December 31,
                                       ----------------------------------------
                                           2003          2002          2001
                                       ------------  ------------  ------------
Common stock
------------
Balance at beginning and end of year   $      3,225  $      3,225  $      3,225
                                       ------------  ------------  ------------
Additional paid-in capital
--------------------------
Balance at beginning of year                238,025       197,025       197,025
Capital contributions from parent                --        41,000            --
                                       ------------  ------------  ------------
Balance at end of year                      238,025       238,025       197,025
                                       ------------  ------------  ------------
Accumulated other comprehensive
-------------------------------
 income
 ------
   Balance at beginning of year             165,705        39,124        35,623
   Change in net unrealized
    appreciation of investments - net
    of reclassifications                    134,876       205,565         2,590
      Deferred income tax expense on
       above changes                        (45,858)      (69,223)         (659)
   Change in net derivative (losses)
    gains arising from cash flow
    hedging activities                       (6,381)      (15,017)        2,416
      Deferred income tax benefit
       (expense) on above changes             2,233         5,256          (846)
                                       ------------  ------------  ------------
   Balance at end of year                   250,575       165,705        39,124
                                       ------------  ------------  ------------
Retained earnings
-----------------
Balance at beginning of year                313,776       333,626       264,977
Net income                                  103,994       (19,850)       68,649
                                       ------------  ------------  ------------
Balance at end of year                      417,770       313,776       333,626
                                       ------------  ------------  ------------
Total shareholder's equity             $    909,595  $    720,731  $    573,000
                                       ============  ============  ============

                 See accompanying notes to financial statements.

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                            STATEMENTS OF CASH FLOWS
                                 (in thousands)

                                               Years ended December 31,
                                       ----------------------------------------
                                           2003          2002          2001
                                       ------------  ------------  ------------
Cash flows from operating activities:
   Net income (loss)                   $    103,994  $    (19,850) $     68,649
Adjustments to reconcile net income
 (loss) to net cash provided by
 operating activities:
      Change in insurance reserves          177,945      (139,000)      179,216
      Change in accounting principles            --            --        26,524
      Change in reinsurance assets           14,082       151,731       155,870
      Change in deferred policy
       acquisition costs                     42,741       (42,114)      (33,119)
      Change in other policyholders'
       funds                                (69,434)      947,993       659,988
      Change in investment income due
       and accrued                           (1,634)      (17,535)       (7,491)
      Realized capital (gains) losses        (1,143)      142,314       (55,478)
      Change in income taxes - net             (311)      (30,621)      (16,076)
      Change in reserves for
       commissions, expenses and
       taxes                                    260        (2,058)         (825)
      Amortization of premiums and
       discounts on securities              (22,912)      (15,106)      (19,148)
      Change in other assets and
       liabilities - net                     51,566       124,488       (39,159)
                                       ------------  ------------  ------------
Net cash provided by operating
 activities                                 295,154     1,100,242       918,951
                                       ------------  ------------  ------------
Cash flows from investing activities:
      Sale of fixed maturities            2,143,951     1,642,037     1,697,686
      Cost of fixed maturities,
       matured or redeemed                  441,382       759,609       423,471
      Sale of equity securities              13,053        12,499        36,294
      Sale of real estate                        --        36,098            --
      Purchase of fixed maturities       (2,759,575)   (3,447,345)   (3,053,470)
      Purchase of equity securities          (3,263)         (519)       (5,068)
      Purchase of real estate                   721            --       (23,799)
      Mortgage loans funded                 (87,200)      (30,695)      (20,175)
      Repayments of mortgage loans           37,641        48,014       109,270
      Change in policy loans                   (755)         (148)          269
      Change in short-term
       investments                          (61,658)       36,342       (45,114)
      Change in other long-term
       investments                           24,693        (3,431)       42,521
      Other - net                            (3,676)      (49,806)        8,433
                                       ------------  ------------  ------------
Net cash used in investing activities      (254,686)     (997,345)     (829,682)
                                       ------------  ------------  ------------
Cash flows from financing activities:
      Net policyholder account
       deposits/withdrawals                 (38,193)     (143,909)      (89,266)
      Capital contribution from
       parent                                    --        41,000            --
                                       ------------  ------------  ------------
Net cash used in financing activities       (38,193)     (102,909)      (89,266)
                                       ------------  ------------  ------------
Change in cash                                2,275           (12)            3
Cash at beginning of year                        --            12             9
                                       ------------  ------------  ------------
Cash at end of year                    $      2,275  $         --  $         12
                                       ============  ============  ============

                 See accompanying notes to financial statements

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                       STATEMENTS OF COMPREHENSIVE INCOME
                                 (in thousands)

                                               Years ended December 31,
                                       ----------------------------------------
                                           2003          2002          2001
                                       ------------  ------------  ------------
Comprehensive income
--------------------
Net income (loss)                      $    103,994  $    (19,850) $     68,649
                                       ------------  ------------  ------------
Other comprehensive income
--------------------------
Change in net unrealized appreciation
 of investments - net of
 reclassifications                          134,876       205,565         2,590
   Deferred income tax expense on
    above changes                           (45,858)      (69,223)         (659)
Change in net derivative (losses)
 gains arising from cash flow hedging
 activities                                  (6,381)      (15,017)        2,416
   Deferred income tax benefit
    (expense) on above changes                2,233         5,256          (846)
                                       ------------  ------------  ------------
Other comprehensive income                   84,870       126,581         3,501
                                       ------------  ------------  ------------
Comprehensive income                   $    188,864  $    106,731  $     72,150
                                       ============  ============  ============

                 See accompanying notes to financial statements.

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                          -----------------------------

1.   Nature of Business
     ------------------

          American International Life Assurance Company of New York (the "Company") is part of the Life Insurance Division (the "Life Division") of American International Group, Inc. ("AIG"), its ultimate parent. The Company, domiciled in New York, has been doing business since 1962 as a provider of individual and group life insurance, fixed, variable and terminal funding annuities, and structured settlement contracts. The Company is licensed to sell life and accident and health insurance in the District of Columbia and all states except Arizona, Connecticut and Maryland. The Company is also licensed in American Samoa, Virgin Island, Canada and Guam.

2.   Summary of Significant Accounting Policies
     ------------------------------------------

     (a) Basis of Presentation: The financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. These estimates and assumptions are particularly significant with respect to investments, deferred policy acquisition costs and future policy benefits. Actual results could differ from those estimates.

     (b) Statutory Accounting: The Company is required to file financial statements with state regulatory authorities. State insurance laws and regulations prescribe accounting practices for calculating statutory net income and equity. In addition, state regulators may permit statutory accounting practices that differ from prescribed practices. The use of such permitted practices by the Company did not have a material effect on statutory capital and surplus at December 31, 2003. Statutory net income and capital and surplus of the Company are as follows (in thousands):

                                                2003         2002
                                          ----------   ----------
          Statutory net income (loss)     $   89,931   $  (62,760)
          Statutory capital and surplus   $  496,240   $  441,062

          The more significant differences between GAAP and statutory accounting principles are that under GAAP: (a) acquisition costs related to acquiring new business are deferred and amortized (generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins), rather than being charged to operations as incurred; (b) future policy benefits are based on management's best estimates of mortality, interest and withdrawals generally representing the Company's experience, which may differ from those based on statutorily required mortality and interest assumptions without consideration of withdrawals; (c) certain assets (principally furniture and equipment, agents' debit balances, computer software and certain other receivables) are reported as assets rather than being charged to retained earnings; (d) acquisitions are accounted for using the purchase method of accounting rather than being accounted for as equity investments; and (e) fixed maturity investments are carried at fair value rather than amortized cost. In addition, statutory accounting principles require life insurance companies to establish an asset valuation reserve ("AVR") and an interest maintenance reserve ("IMR"). The AVR is designed to address the credit-related risk for bonds, preferred stocks, derivative instruments and mortgages and market risk for common stocks, real estate and other invested assets. The IMR is composed of related realized gains and losses that result from interest rate fluctuations. These realized gains and losses, net of tax, are amortized into income over the expected remaining life of the asset sold or the liability released.

     --------------------------------------------------------

     (c) Insurance and Investment Contracts: The insurance contracts accounted for in these financial statements include primarily long-duration contracts. Long-duration contracts include limited payment, endowment, guaranteed renewable term life, universal life and investment contracts. Long-duration contracts generally require the performance of various functions and services over a period of more than one year. The contract provisions generally cannot be changed or canceled by the insurer during the contract period; however, most new contracts written by the Company allows the insurer to revise certain elements used in determining premium rates or policy benefits, subject to guarantees stated in the contracts.

     (d) Investments: Fixed maturities available for sale, where the Company may not have the ability or positive intent to hold these securities until maturity, are carried at current market value. Interest income with respect to fixed maturity securities is accrued currently. Included in fixed maturities available for sale are collateralized mortgage obligations ("CMOs"). Premiums and discounts arising from the purchase of CMOs are treated as yield adjustments over their estimated lives. Common and non-redeemable preferred stocks are carried at current market values. Dividend income is generally recognized when receivable. Short-term investments consists of interest bearing cash accounts and money market instruments, and are carried at cost, which approximates market.

          Unrealized gains and losses from investments in equity securities and fixed maturities available for sale are reflected as a separate component of comprehensive income, net of related acquisition cost amortization and deferred income taxes in shareholder's equity.

          Realized capital gains and losses are determined principally by specific identification. Where declines in values of securities below cost or amortized cost are considered to be other than temporary, a charge is reflected in income as a realized loss for the difference between cost or amortized cost and estimated net fair value.

          The Company regularly reviews its investments for possible impairment based on criteria including economic conditions, market prices, past experience and other issuer-specific developments among other factors. If there is a decline in a security's net realizable value, a determination is made as to whether that decline is temporary or other-than temporary. If it is believed that a decline in the value of a particular investment is temporary, the decline is recorded as an unrealized loss in accumulated other comprehensive income. If it is believed that the decline is other-than temporary, the Company writes down the carrying value of the investment and records a realized loss in the statement of income.

          In January 2001, the Emerging Issues Task Force ("EITF") issued EITF 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." EITF 99-20 provides guidance on the calculation of interest income and the recognition of impairments related to beneficial interests held in an investment portfolio. Beneficial interests are investments that represent rights to receive specified cash flows from a pool of underlying assets (i.e. collateralized debt obligations). In accordance with the transition provisions of EITF 99-20, the Company recorded in its income statement for 2001 a cumulative effect of an accounting change adjustment loss of $17.2 million, net of tax.

          Mortgage loans on real estate are carried at the unpaid principal balance less unamortized loan origination fees and costs and net of an allowance for uncollectible loans. The allowance for losses covers estimated losses based on our assessment of risk factors such as potential non-payment or non-monetary default. The allowance is primarily based on a loan-specific review. Loans for which the Company determines that collection of all amounts due under the contractual terms is not probable are considered to be impaired. The Company generally looks to the underlying collateral for repayment of impaired loans. Therefore, impaired loans are reported at the lower of amortized cost or fair value of the underlying collateral, less estimated cost to sell.

     --------------------------------------------------------

          ------------------------

          Policy loans are carried at the aggregate unpaid principal balance. There is no allowance for policy loans, as these loans serve to reduce the death benefits paid when the death claim is made and the balances are effectively collateralized by the cash surrender value of the policy.

          Other long-term investments consist primarily of limited partnerships and other investments not classified elsewhere herein. Partnerships in which the Company holds less than a five percent interest are carried at fair value and the change in fair value is recognized as a component of other comprehensive income. Partnerships in which the Company holds a five percent or more interest are also carried at fair value and the change in fair value is recorded in net realized investment gain (losses), consistent with the equity method of accounting.

          Securities held under collateral agreements consists primarily of invested collateral with respect to the Company's securities lending program. The Company has entered into a securities lending agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. The Company receives primarily cash collateral in an amount in excess of the market value of securities loaned. The affiliated lending agent monitors the daily market value of securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that collateral is maintained at a minimum of 102% of the value of the loaned securities. Such collateral is not available for the general use of the Company. Income earned on the collateral, net of interest paid on the securities lending agreements and the related management fees paid to administer the program, is recorded as investment income in the statements of income and comprehensive income.

          Throughout the year, the Company enters into dollar roll repurchase agreements, which involve the sale (delivery) of mortgage-backed securities ("MBS") and the repurchase of substantially the same pool of securities at a specific price in the future. Such transactions typically involve highly-rated government agency securities and are short-term in nature, typically with a period of 30 days. The dollar roll agreements are utilized by the Company as a financing strategy to enhance the return on its MBS portfolio. At December 31, 2003 and 2002, the Company had no dollar roll agreements outstanding.

          Interest on fixed maturity securities and performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premium or discount. Interest on delinquent mortgage loans is recorded as income when received. Dividends are recorded as income on ex-dividend dates.

          Income on mortgage-backed securities is recognized using a constant effective yield based on estimated prepayments of the underlying mortgages. If actual prepayments differ from estimated prepayments, a new effective yield is calculated and the net investment in the security is adjusted accordingly. The adjustment is recognized in net investment income.

     (e) Deferred Acquisition Costs ("DAC"): DAC consists of commissions and other costs that vary with and are primarily related to the production or acquisition of new business. Policy acquisition costs for traditional life insurance products are generally deferred and amortized over the premium paying period of the policy. Policy acquisition costs related to universal life and investment-type products (non-traditional products) are deferred and amortized, with interest, in relation to the incidence of estimated gross profits ("EGPs") to be realized over the estimated lives of the contracts. EGPs are composed of net investment income, net realized investment gains and losses, mortality and expense margins and surrender charges. The Company adjusts DAC amortization for non-traditional products (a "DAC unlocking") when estimates of current or future gross profits are revised. The DAC asset is reviewed at least annually for recoverability based on the profitability (both current and projected future) of the underlying contracts. Any amounts deemed unrecoverable are charged to expense.

     --------------------------------------------------------

          ------------------------------------------------

          With respect to the Company's variable life and annuity contracts, the assumption for the long-term annual net growth of the separate and variable account assets used by the Company in the determination of DAC amortization is approximately 10% (the "long-term growth rate assumption"). The Company uses a "reversion to the mean" methodology which allows the Company to maintain this 10% long-term growth rate assumption, while also giving consideration to the effect of short-term swings in the equity markets. For example, if performance were 15% during the first year following the introduction of a product, the DAC model would assume that market returns for the following five years (the "short-term growth rate assumption") would approximate 9%, resulting in an average annual growth rate of 10% during the life of the product.

          Similarly, following periods of below 10% performance, the model will assume a short-term growth rate higher than 10%. A DAC unlocking will occur if management considers the short-term growth rate (i.e., the growth rate required to revert to the mean 10% growth rate over a five-year period) to be unreasonable. The use of a reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary among companies.

          DAC is adjusted for the impact on estimated future gross profits as if net unrealized gains (losses) on securities had been realized at the balance sheet date. The impact of this adjustment, net of deferred taxes, is included in unrealized investment gains (losses) in accumulated other comprehensive income within shareholder's equity.

     (f) Income Taxes: The Company joins in a consolidated federal income tax return with the Parent and its domestic subsidiaries. The Company and the Parent have a written tax allocation agreement whereby the Parent agrees not to charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company if it had filed a separate return. Additionally, the Parent agrees to reimburse the Company for any tax benefits arising out of its net losses within ninety days after the filing of that consolidated tax return for the year in which these losses are utilized. Deferred federal income taxes are provided for temporary differences related to the expected future tax consequences of events that have been recognized in the Company's financial statements or tax returns, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

          A valuation allowance for deferred tax assets is provided if it is more likely than not that some portion of the deferred tax asset will not be realized. An increase or decrease in a valuation allowance that results from a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset is included in income.

     (g) Premium Recognition and Related Benefits and Expenses: Most receipts for annuities and interest-sensitive life insurance policies are classified as deposits instead of revenue. Revenues for these contracts consist of mortality, expense, and surrender charges and are included in premiums and other considerations. Policy charges that compensate the Company for future services are deferred and recognized in income over the period earned, using the same assumptions used to amortize DAC.

          Premiums for traditional life insurance products are recognized when due. A liability for future policy benefits is recorded using the net level premium method.

     ---------------------------------------------------------

          -------------------------------------------------------------------

          For limited payment contracts, primarily the Company's life contingent annuities and terminal funding contracts, net premiums are recorded as revenue when due and the difference between the gross premium and the net premium is deferred and recognized in income in a constant relationship to the amount of expected future benefit payments. Reserves for these contracts are based on estimates of the cost of future policy benefits.

          Premiums on accident and health premiums are reported as earned over the contract term. The portion of accident and health premiums which is not earned at the end of a reporting period is recorded as reserves for unearned premiums.

     (h) Policy and Contract Claims: Policy and contract claims include amounts representing: (1) the actual in-force amounts for reported life claims and an estimate of incurred but unreported claims; and, (2) an estimate, based upon prior experience, for accident and health reported and incurred but unreported losses. The methods of making such estimates and establishing the resulting reserves are continually reviewed and updated and any adjustments resulting therefrom are reflected in income currently.

     (i) Separate and Variable Accounts: Separate and variable accounts represent funds for which investment income and investment gains and losses accrue directly to the policyholders who bear the investment risk, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Each account has specific investment objectives, and the assets are carried at market value. The assets of each account are legally segregated and are not subject to claims which arise out of any other business of the Company. Investment income, realized investment gains (losses) and policyholder account deposits and withdrawals related to separate accounts are excluded from the statements of income, comprehensive income and cash flows. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in premiums and other considerations in the statements of income.

     (j) Guaranteed Minimum Death Benefits: A majority of the Company's variable annuity products are issued with a death benefit feature which provides that, upon the death of a contractholder, the contractholder's beneficiary will receive the greater of (1) the contractholder's account value, or (2) a guaranteed minimum death benefit (the "GMDB") that varies by product. These benefits have issue age and other restrictions to reduce mortality risk exposure. The Company bears the risk that death claims following a decline in the financial markets may exceed contractholder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. The Company limits this risk through the use of reinsurance arrangements. The Company reports GMDB-related benefits in the period incurred, and therefore does not record a liability for future benefits. GMDB-related variable annuity contractholder benefits were $658,000, $428,627 and $35,729 for the years ended December 31, 2003, 2002, and 2001, respectively.

     (k) Reinsurance: The Company limits its exposure to loss on any single insured to $2.5 million by ceding additional risks through reinsurance contracts with other insurers. The Company diversifies its risk of reinsurance loss by using a number of reinsurers that have strong claims-paying ability ratings. If the reinsurer could not meet its obligations, the Company would reassume the liability, as the Company remains primarily liable to the policyholder.

          Reinsurance assets include the balances due from both reinsurance and insurance companies under the terms of the Company's reinsurance arrangements for ceded unearned premiums, future policy benefits for life and accident and health insurance contracts, policyholder contract deposits and policy and contract claims.

     --------------------------------------------------------

     (l) Derivatives: In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 133 "Accounting for Derivative Instruments and Hedging Activities" ("FAS 133"). In June 2000, FASB issued Statement of Financial Accounting Standards No. 138 "Accounting for Derivative Instruments and Hedging Activities-an amendment of FASB Statement No. 133" ("FAS 138").

          Together, these Statements require the Company to recognize all derivatives in the balance sheet at fair value. The financial statement recognition of the change in the fair value of a derivative depends on a number of factors, including the intended use of the derivative and the extent to which it is effective as part of a hedge transaction. AI Life did not hold any derivatives at January 1, 2001 and as a result did not have a cumulative effect of accounting change.

          On the date the derivative contract is entered into, the Company designates the derivative as a fair value hedge or a cash flow hedge. It is a fair value hedge if it hedges subsequent changes in the fair value of a recognized asset or liability or of an unrecognized firm commitment ("fair value" hedge). It is a cash flow hedge if it hedges a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow" hedge). The gain or loss in the fair value of a derivative that is designated, qualifies and is highly effective as a fair value hedge is recorded in current period earnings, along with the loss or gains on the hedged item attributed to the hedged risk. The gain or loss in the fair value of a derivative that is designated, qualifies and is highly effective as a cash flow hedge is recorded in other comprehensive income until earnings are affected by the variability of cash flows.

          The Company documents all relationships between hedging instruments and hedged items, as well as its risk-management objectives and strategy for undertaking various hedge transactions. This process includes linking all derivatives that are designated as hedges to specific assets or liabilities on the balance sheet, or specific firm commitments. The Company also assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives used in hedging transactions are highly effective in offsetting changes in fair values of hedged items.

          During 2003, there were no hedges that were discontinued or otherwise no longer qualify as hedges under FAS 133 and FAS 138. With respect to fair value hedges, hedge ineffectiveness was insignificant during 2003.

     (m) Reclassifications: Certain prior year items have been reclassified to conform with the current period presentation. Such reclassifications had no effect on shareholder's equity, net income (loss) or cash flows.

     (n) Accounting Standards: In June 2001, the FASB issued Statement of Financial Accounting Standards No. 142 "Goodwill and Other Intangible Assets" ("FAS 142"). As of January 1, 2002, the Company adopted FAS
          142. FAS 142 requires the Company to discontinue the amortization of goodwill in its statements of income. FAS 142 requires goodwill to be subject to an assessment of impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred. The assessment of impairment involves a two-step process prescribed in FAS 142, whereby an initial assessment for potential impairment is performed, followed by a measurement of the amount of impairment, if any. FAS 142 also requires the completion of a transitional impairment test in the year of adoption, with any identified impairments recognized as a cumulative effect of change in accounting principles. The impact of the adoption of FAS 142 had no affect on the Company's results of operations or financial condition.

          In November 2002, FASB issued Interpretation No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others" ("FIN45"). FIN45 requires that, for guarantees within its scope that are issued or amended after December 31, 2002, a liability for the fair value of the obligation undertaken in issuing the

     --------------------------------------------------------

          ----------------------------------

          guarantee be established and recognized through earnings. The adoption of FIN45 did not have a material impact on the Company's results of operations or financial condition.

          In January 2003, FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" ("FIN46"). FIN46 changes the method of determining whether certain entities should be consolidated in the Company's financial statements. An entity is subject to FIN46 and is called a Variable Interest Entity ("VIE") if it has (i) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (ii) equity investors that cannot make significant decisions about the entity's operations, or do not absorb the expected losses or receive the expected returns of the entity. A VIE is consolidated by its primary beneficiary, which is the party that has a majority of the expected losses or a majority of the expected residual returns of the VIE, or both. All other entities not considered VIEs are evaluated for consolidation under existing guidance. In December 2003, the FASB issued a revision to Interpretation No. 46 ("FIN46R").

          The provisions of FIN46R are to be applied immediately to VIEs created after January 31, 2003, and to VIEs in which the Company obtains an interest after that date. For VIEs in which the Company holds a variable interest that it acquired before February 1, 2003, FIN46R was applied as of December 31, 2003. For any VIEs that must be consolidated under FIN46R that were created before February 1, 2003, the assets, liabilities and noncontrolling interest of the VIE would be initially measured at their carrying amounts with any difference between the net amount added to the balance sheet and any previously recognized interest being recognized as the cumulative effect of an accounting change.

          The adoption of FIN46R did not have a material impact on the Company's results of operations or financial condition.

          The following VIE activities are not consolidated by the Company under FIN46R:

               (i) The Company uses VIEs primarily in connection with certain guaranteed investment contract programs (GIC Programs). In the GIC Programs, the Company provides guaranteed investment contracts to VIEs which are not controlled by the Company, and in which the Company does not have a direct variable interest, as defined under FIN46R, in the entity. The VIE issues notes or bonds which are sold to third party institutional investors. The Company has no obligation to the investors in the notes or bonds. The proceeds from the securities issued by the VIE are invested by the VIE in the GICs. The Company uses their proceeds to invest in a diversified portfolio of securities, primarily investment grade bonds. Both the assets and the liabilities of the Company arising from these GIC Programs are presented in the Company's balance sheet.

               (ii) The Company manages collateralized bond and loan obligation trusts (collectively, collateralized debt obligation trust or CDO trust). As asset manager, the Company receives fees for management of the assets held in the CDO trust, which support the issuance of securities sold by the CDO trust. The Company may take minority equity and/or fixed-income security interest in the CDO trust. The Company has entered into such arrangements to expand its asset management activities. Third-party investors have recourse only to the CDO trust, and have no recourse to the Company. The Company does not consolidate these CDO trusts, pursuant to FIN46R.

     --------------------------------------------------------

          ----------------------------------

               (iii) The Company also invests in assets of VIEs. These VIEs are established by unrelated third parties. Investments include collateralized mortgage backed securities and similar securities backed by pools of mortgages, consumer receivables or other assets. The investment in these VIEs allows the Company to purchase assets permitted by insurance regulations while maximizing their return on these assets. These VIEs are not consolidated by the Company, pursuant to FIN46R.

          In April 2003, the Derivatives Implementation Group of the FASB cleared Issue No. B36, "Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor Under Those Instruments" ("DIG B36"). DIG B36 was effective for the Company beginning October 1, 2003. DIG B36 concludes that certain reinsurance arrangements and debt instruments contain embedded derivatives requiring bifurcation due to the incorporation of credit risk exposures that are not clearly and closely related to the creditworthiness of the obligor. The application of the provisions of DIG B36 did not have a material effect on the Company's results of operations or its financial position.

          In July 2003, the American Institute of Certified Public Accountants (AICPA) issued Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Non-Traditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). This statement is effective as of January 1, 2004. Under SOP 03-1, variable annuity assets held in separate accounts will continue to be measured at fair value and reported in summary total on the Company's financial statements, with an equivalent summary total reported for related liabilities, if the separate account arrangement meets certain specified conditions. Assets underlying the Company's interest in a separate account (separate account seed money) do not qualify for separate account accounting and reporting. The Company will be required to "look through" the separate account for the purposes of accounting for its interest therein, and account for and classify separate account seed money based on its nature as if the assets of the separate account underlying the Company's interest were held directly by the general account rather than through the separate account structure. The adoption of SOP 03-1 will not have a material impact on the Company's separate accounts or separate account seed money.

          In addition, SOP 03-1 will require the Company to recognize a liability for guaranteed minimum death benefits and modify certain disclosures and financial statement presentations for these benefits. Management currently expects the one-time cumulative accounting change upon adoption to approximate $52,650 after taxes, to be recorded in the first quarter of 2004.

3.   Investment Information
     ----------------------

     (a) Net Investment Income: An analysis of net investment income is as follows (in thousands):

                                          Years ended December 31,
                                    ------------------------------------
                                       2003         2002         2001
                                    ----------   ----------   ----------
Fixed maturities                    $  510,472   $  490,780   $  424,858
Equity securities                          331          860        2,986
Mortgage loans                          31,058       31,862       41,159
Real estate                                 --        1,461        4,297
Policy loans                               744          738          752
Cash and short-term investments            903        2,029        3,348
Other long-term investments              4,331       15,353       12,246
                                    ----------   ----------   ----------
   Total investment income             547,839      543,083      489,646
Investment expenses                      4,890        2,112        6,385
                                    ----------   ----------   ----------
   Net investment income            $  542,949   $  540,971   $  483,261
                                    ==========   ==========   ==========

     (b) Investment Gains and Losses: The net realized capital gains (losses) and change in unrealized appreciation (depreciation) of investments for 2003, 2002 and 2001 are summarized below (in thousands):

                                          Years ended December 31,
                                    ------------------------------------
                                       2003         2002         2001
                                    ----------   ----------   ----------
Realized gains (losses) on
 investments:
Fixed maturities                    $    3,244   $  (89,412)  $   13,081
Equity securities                        1,156       (2,904)      17,722
Real estate                                 --         (648)      (1,522)
Mortgage loans                            (722)          --           --
Other long-term investments             (2,535)     (49,350)      26,197
                                    ----------   ----------   ----------
Realized gains (losses)             $    1,143   $ (142,314)  $   55,478
                                    ==========   ==========   ==========
Change in unrealized
 appreciation (depreciation)
 of investments:
Fixed maturities                    $  178,942   $  272,131   $   90,452
Equity securities                          654        2,181      (18,446)
Other long-term investments                 --           --      (69,416)
Deferred policy acquisition costs      (44,555)     (68,692)          --
Negative investment in minority
 interest                                 (165)         (55)          --
Derivative assets                       (6,381)     (15,017)       2,416
                                    ----------   ----------   ----------
Change in unrealized appreciation
 (depreciation) of investments      $  128,495   $  190,548   $    5,006
                                    ==========   ==========   ==========

          During 2003, 2002 and 2001, gross gains of $61,092,000, $67,334,000 and $84,375,000, respectively, and gross losses of $57,848,000, $156,746,000 and $71,294,000, respectively, were realized on dispositions of fixed maturities. The 2003, 2002 and 2001 losses include writedowns of $35,639,000, $82,854,000 and $24,800,000, respectively for certain securities available for sale, which experienced a decline in value that are deemed other than temporary. The determination that a security has incurred an other than temporary decline in value and the amount of loss recognition requires the judgement of the Company's management and a continual review of its investments.

     ------------------------------------

          During 2003, 2002 and 2001, gross gains of $1,177,000, $465,000 and
          $17,722,000, respectively, and gross losses of $21,000, $3,369,000 and $0, respectively, were realized on dispositions of equity securities.

          The following table summarizes the gross unrealized losses and cost on investment securities, aggregated by major investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2003 (in thousands):

                                     Less than 12 months           12 Months or more                  Total
                                 ---------------------------   ---------------------------   ---------------------------
                                                 Unrealized                    Unrealized                    Unrealized
December 31, 2003                  Cost(a)         Losses        Cost(a)         Losses        Cost(a)         Losses
------------------------------------------------------------------------------------------------------------------------
Fixed maturities                 $     15,455   $      1,392   $    956,777   $     45,452   $    972,232   $     46,844

          (a)  For bonds, represents amortized cost

     (c)  Market Value of Fixed Maturities and Unrealized Appreciation of
          Investments: The amortized cost and estimated market values of investments in fixed maturities at December 31, 2003 and 2002 are as follows (in thousands):

                                                           Gross          Gross        Estimated
                                          Amortized      Unrealized     Unrealized       Market
2003                                         Cost          Gains          Losses         Value
--------------------------------------   ------------   ------------   ------------   ------------
Fixed maturities:
   U.S. Government and government
    agencies and authorities             $     84,724   $     18,337   $         19   $    103,042
   Foreign Governments                         25,664          2,450             --         28,114
   States, municipalities and
    political subdivisions                     41,841          7,748             --         49,589
   Mortgage-backed securities                 137,579          5,579          1,532        141,626
   All other corporate                      6,991,448        523,415         45,293      7,469,570
                                         ------------   ------------   ------------   ------------
Total fixed maturities                   $  7,281,256   $    557,529   $     46,844   $  7,791,941
                                         ============   ============   ============   ============
Equity securities                        $        994   $        658   $         --   $      1,652
                                         ============   ============   ============   ============

                                                           Gross          Gross        Estimated
                                          Amortized      Unrealized     Unrealized       Market
2002                                         Cost          Gains          Losses         Value
--------------------------------------   ------------   ------------   ------------   ------------
Fixed maturities:
   U.S. Government and government
    agencies and authorities             $     62,559   $     13,823   $          5   $     76,377
   Foreign Governments                         17,310          1,189              1         18,498
   States, municipalities and
    political subdivisions                    154,479         20,956             --        175,435
   Mortgage-backed securities                 979,866         69,388          1,868      1,047,386
   All other corporate                      5,868,561        398,024        169,763      6,096,822
                                         ------------   ------------   ------------   ------------
Total fixed maturities                   $  7,082,775   $    503,380   $    171,637   $  7,414,518
                                         ============   ============   ============   ============
Equity securities                        $      9,631   $         53   $         49   $      9,635
                                         ============   ============   ============   ============

     ------------------------------------

     (c) Market Value of Fixed Maturities and Unrealized Appreciation of Investments - (continued):

          The amortized cost and estimated market value of fixed maturities available for sale at December 31, 2003, by contractual maturity, are shown below (in thousands). Actual maturities could differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

                                                         Estimated
                                          Amortized        Market
                                            Cost           Value
                                         ------------   ------------
Fixed maturity securities, excluding
 mortgage-backed securities:
   Due in one year or less               $    272,001   $    276,813
   Due after one year through five
    years                                   1,139,964      1,209,095
   Due after five years through ten
    years                                   1,820,188      1,970,056
   Due after ten years                      3,911,524      4,194,350
Mortgage-backed securities                    137,579        141,627
                                         ------------   ------------
   Total fixed maturity securities       $  7,281,256   $  7,791,941
                                         ============   ============

     (d)  Net Unrealized Gains (Losses) on Fixed Maturities and Equity
          Securities: Net unrealized gains (losses) on fixed maturity and equity securities included in accumulated other comprehensive income at December 31 are as follows (in thousands):

                                             2003           2002           2001
                                         ------------   ------------   ------------
Gross unrealized gains                   $    558,187   $    503,433   $    212,644
Gross unrealized losses                       (46,844)      (171,686)      (155,209)
Deferred policy acquisition costs            (113,247)       (68,692)            --
Deferred income tax expense                  (135,183)       (89,325)       (20,102)
                                         ------------   ------------   ------------
   Net unrealized gains on securities    $    262,913   $    173,730   $     37,333
                                         ============   ============   ============

     (e) CMOs: CMOs are primarily U.S. Government and Government agency backed and triple A-rated securities. CMOs are included in other corporate fixed maturities. The Company's CMO portfolio is readily marketable. There were no derivative (high risk) CMO securities contained in the portfolio at December 31, 2003 and 2002.

          At December 31, 2003, the gross weighted average coupon of this portfolio was 6.33.

     (f) Fixed Maturities Below Investment Grade: At December 31, 2003 and 2002, the fixed maturities held by the Company that were below investment grade had an aggregate amortized cost of $596,986,014 and $648,746,000, respectively, and an aggregate market value of $597,928,332 and $556,530,000, respectively.

     (g) Non-income Producing Assets: Non-income producing assets were insignificant.

     (h) Investments Greater than 10% of Equity: The market value of investments in the following companies exceeded 10% of the Company's total shareholder's equity at December 31, 2003 (in thousands).

          CWMBS, Inc.                      $    109,874
          Goldman Sachs                          92,862

     (i) Statutory Deposits: Securities with a carrying value of $6,520,968 and $4,155,589 were deposited by the Company under requirements of regulatory authorities as of December 31, 2003 and 2002, respectively.

     ------------------------------------

     (j) Mortgage Loans: At December 31, 2003, mortgage loans were collateralized by properties located in 8 geographic regions, with loans totaling approximately 33% of the aggregate carrying value of the portfolio secured by properties located in the Mid-Atlantic region, 17% by properties located in both the Pacific and West South Central regions and 12% by properties located in both the South Atlantic and New England regions. No more than 7% of the portfolio was secured by properties in any other region.

          At December 31, 2003, the type of property collateralizing the mortgage loan portfolio was approximately 30% for office, 17% for retail, 25% for residential, 7% for industrial and 16% for hotel/motel.

4.   Deferred Policy Acquisition Costs
     ---------------------------------

     The following reflects the deferred policy acquisition costs (commissions, direct solicitation and other costs) which will be amortized against future income and the related current amortization charged to income, excluding certain amounts deferred and amortized in the same period (in thousands):

                                                  Years ended December 31,
                                         ------------------------------------------
                                             2003           2002           2001
                                         ------------   ------------   ------------
Balance at beginning of year             $    173,205   $    198,453   $    165,349
Acquisition costs deferred                      4,713         59,400         60,106
Amortization charged to income                (47,455)       (15,160)       (26,358)
Effect of net unrealized gains/losses         (44,555)       (68,692)            --
Deferred policy acquisition costs
 transfer for terminated reinsurance               --           (796)          (644)
                                         ------------   ------------   ------------
Balance at end of year                   $     85,908   $    173,205   $    198,453
                                         ============   ============   ============

     For the years ended December 31, 2003 and 2002, the Company recorded an adjustment to deferred policy acquisition costs with respect to non-traditional products as a result of changes in the net unrealized gains or losses on debt and equity securities available for sale. That is, as fixed maturity and equity securities available for sale are carried at aggregate fair value, an adjustment is made to deferred policy acquisition costs equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The adjustment, net of tax, is included with the change in net unrealized gains or losses on fixed maturity and equity securities available for sale that is recorded directly to other comprehensive income. Similar adjustments have not been recorded prior to 2002, as the comparable amounts were not material to the deferred policy acquisition costs balance or equity.

     During 2002, the Company terminated a YRT reinsurance treaty with an affiliate relating to certain group accident and health business. The Company released deferred policy acquisition costs totaling $796,000 recorded with respect to this treaty.

5.   Policyholder Contract Deposits and Future Policy Benefits
     ---------------------------------------------------------

     (a) The analysis of the future policy benefits and policyholder contract deposit liabilities at December 31, 2003 and 2002 follows (in thousands):

                                             2003           2002
                                         ------------   ------------
Policyholder contract deposits:
Annuities                                $  4,467,621   $  4,547,062
Guaranteed investment contracts (GICs)        393,674        436,758
Universal life                                112,732        111,579
Corporate owned life insurance                 32,516         30,904
Other investment contracts                     53,150         41,018
                                         ------------   ------------
                                         $  5,059,693   $  5,167,321
                                         ============   ============

     -----------------------------------------------------------------------

                                             2003           2002
                                         ------------   ------------
Future policy benefits:
Ordinary life                            $     19,951   $     39,631
Group life                                     23,304         18,825
Life contingent annuities                   1,150,861        967,828
Terminal funding                            1,121,810      1,122,367
Accident and health                            31,547         20,645
                                         ------------   ------------
                                         $  2,347,473   $  2,169,296
                                         ============   ============

     (b) The liability for policyholder contract deposits has been established based on the following assumptions:

          (i) Interest rates credited on deferred annuities vary by year of issuance and range from 3.0 percent to 6.25 percent. Credited interest rate guarantees are generally for a period of one year. Withdrawal charges generally range from 0 percent to 6.0 percent grading to zero over a period of 0 to 7 years.

          (ii) GICs have market value withdrawal provisions for any funds withdrawn other than benefit responsive payments. Interest rates credited generally range from 5.9 percent to 7.6 percent and maturities range from 3 to 7 years. The vast majority of these GICs mature within 5 years.

          (iii) Interest rates on corporate-owned life insurance business are guaranteed at 4.0 percent and the weighted average rate credited in 2003 was 5.96 percent.

          (iv) The universal life funds, exclusive of corporate-owned life insurance business, have credited interest rates of 4.35 percent to 5.95 percent and guarantees ranging from 4.0 percent to 5.5 percent depending on the year of issue. Additionally, universal life funds are subject to surrender charges that amount to 4.0 percent of the fund balance and grade to zero over a period not longer than 20 years.

     (c) The liability for future policy benefits has been established based upon the following assumptions:

          (i) Interest rates (exclusive of immediate/terminal funding annuities), which vary by year of issuance and products, range from 3.0 percent to 8.0 percent. Interest rates on immediate/terminal funding annuities are at a maximum of 11.5 percent and grade to not less than 3.5 percent.

          (ii) Mortality and withdrawal rates are based upon actual experience modified to allow for variations in policy form. The weighted average lapse rate for individual life, including surrenders, approximated 2.4 percent.

6.   Income Taxes
     ------------

     (a)  Income tax liabilities were as follows (in thousands):

                                           Years ended December 31,
                                         ---------------------------
                                             2003           2002
                                         ------------   ------------
Current tax receivables                  $    (29,720)  $     (5,769)
Deferred tax liabilities                       81,170         13,905
                                         ------------   ------------
   Income taxes payable                  $     51,450   $      8,136
                                         ============   ============

     -------------------------

     The components of deferred tax assets and liabilities were as follows (in thousands):

                                           Years ended December 31,
                                         ---------------------------
                                             2003           2002
                                         ------------   ------------
Deferred tax assets:
   Basis differential of investments     $     (3,037)  $     (8,738)
   Policy reserves                            (49,977)       (95,742)
   Other                                       (8,815)        (7,246)
                                         ------------   ------------
                                              (61,829)      (111,726)
                                         ------------   ------------
Deferred tax liabilities:
   Net unrealized gains on debt and
    equity securities available for
    sale                                 $    128,539   $     84,915
   Deferred policy acquisition costs           10,897         40,206
   Other                                        3,563            510
                                         ------------   ------------
                                              142,999        125,631
                                         ------------   ------------
Net deferred tax liabilities             $     81,170   $     13,905
                                         ============   ============

     (b) Under prior federal income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "Policyholders' Surplus". At December 31, 2003, the Company had approximately $2,879,000 of policyholders' surplus on which no payment of federal income taxes will be required unless it is distributed as a dividend or under other specified conditions. Barring the passage of unfavorable tax legislation, the Company does not believe that any significant portion of the account will be taxed in the foreseeable future. Accordingly, no deferred tax liability has been recognized in relation to the policyholders' surplus account. If the entire balance of the policyholders' surplus became taxable at the current federal income tax rates, the tax would be approximately $1,007,650.

     (c) The provision for income taxes differs from the amount of income tax determined by applying the applicable U.S. statutory federal income tax rate of 35% to pretax income as a result of the following differences (in thousands):

                                                  Years ended December 31,
                                         ------------------------------------------
                                             2003           2002           2001
                                         ------------   ------------   ------------
Income tax at statutory percentage
 of GAAP pretax income                   $     55,637   $    (10,854)  $     46,365
Prior year correction                            (549)          (495)            --
Other                                            (118)           187            215
                                         ------------   ------------   ------------
   Income tax expense (benefit)          $     54,970   $    (11,162)  $     46,580
                                         ============   ============   ============

     (d) The Internal Revenue Service (IRS) is currently examining the Parent's tax return for the tax years 1991 to 1999. Although the final outcome of any issues raised in examination is uncertain, the Parent Company believes that the ultimate liability, including interest, will not materially exceed amounts recorded in the financial statements.

          The Company has a written agreement with the Parent under which each subsidiary agrees to pay the Parent an amount equal to the consolidated federal income tax expense, multiplied by the ratio that the subsidiary's separate return tax liability bears to the consolidated tax liability, plus one

     -------------------------

          hundred percent of the excess of the subsidiary's separate return tax liability over the allocated consolidated tax liability. The Parent agrees to pay each subsidiary for the tax benefits, if any, of net operating losses and investment, research and foreign tax credits which are not usable by the subsidiary but which are used by other members of the consolidated group.

7.   Commitments and Contingencies
     -----------------------------

          The Company is party to various lawsuits and proceedings arising in the ordinary course of business. Based upon information presently available, the Company believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on the Company's results of operations and financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards, that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions continues to create the potential for an unpredictable judgment in any given suit.

          The Company had $25.8 million and $48.6 million of unfunded commitments for its investments in limited partnerships at December 31, 2003 and 2002, respectively.

8.   Derivative Financial Instruments
     --------------------------------

     (a)  Use of Derivative Financial Instruments:
          The Company's use of derivative financial instruments is generally limited to interest rate and currency swap agreements, and, at times, options to enter into interest rate swap agreements (call and put swaptions). The Company is neither a dealer nor a trader in derivative financial instruments.

          Hedge accounting requires a high correlation between changes in fair values or cash flows of the derivative financial instrument and the specific item being hedged, both at inception and throughout the life of the hedge. For fair value hedges, gains and losses on both the derivative and the hedged item attributable to the risk being hedged are recognized in earnings. For both cash flow hedges and foreign currency hedges, to the extent the hedge is effective, gains and losses on both the derivative and the hedged item attributable to the risk being hedged are recognized as a component of other comprehensive income in shareholder's equity. Any ineffective portion of both cash flow hedges and foreign currency hedges are reported in net realized investment gains (losses).

     (b)  Interest Rate and Currency Swap Agreements:
          Interest rate swap agreements are used to convert specific investment securities from a floating to a fixed rate basis, or vice versa, and to hedge against the risk of declining interest rates on anticipated security purchases. Interest rate swaps in which the Company agrees to pay a fixed rate and receive a floating rate are accounted for as fair value hedges. Interest rate swaps in which the Company agrees to pay a floating rate and receive a fixed rate are accounted for as cash flow hedges.

          Currency swap agreements are used to convert cash flows from specific investment securities denominated in foreign currencies into U.S. dollars at specific exchange rates and to hedge against currency rate fluctuation on anticipated security purchases.

          The difference between amounts paid and received on swap agreements is recorded on an accrual basis as an adjustment to net investment income or interest expense, as appropriate, over the periods covered by the agreements. The related amount payable to or receivable from counterparties is included in other liabilities or assets.

     -----------------------------------------------

          The fair values of swap agreements are recognized in the balance sheets if the hedged investments are carried at fair value or if they hedge anticipated purchases of such investments. In this event, changes in the fair value of a swap agreement are reported in net unrealized gains on securities included in other accumulated comprehensive income in shareholder's equity, consistent with the treatment of the related investment security.

          For swap agreements hedging anticipated investment purchases, the net swap settlement amount or unrealized gain or loss is deferred and included in the measurement of the anticipated transaction when it occurs.

          Swap agreements generally have terms of two to ten years. Any gain or loss from early termination of a swap agreement is deferred and amortized into income over the remaining term of the related investment. If the underlying investment is extinguished or sold, any related gain or loss on swap agreements is recognized in income.

          Interest rate and currency swap agreements at December 31 were as follows (in millions):

Liability Swaps                              2003           2002
--------------------------------------   ------------   ------------
Interest rate swap agreements to
 receive float rate:
   Notional amount                       $        175   $        175
   Fair value                                      10             12

Asset Swaps
--------------------------------------
Currency swap agreements (receive U.S.
 dollars/pay Canadian dollars):
   Notional amount (in U.S. dollars)     $         30   $         47
   Fair value                                      (9)           (.5)
Currency swap agreements (receive U.S.
 dollars/pay Euro dollars):
   Notional amount (in U.S. dollars)     $          5             --
   Fair Value                                      (1)            --

     (c)  Credit and Market Risk:

          Derivative financial instruments expose the Company to credit risk in the event of non-performance by counterparties. The Company limits this exposure by entering into agreements with counterparties having high credit ratings and by regularly monitoring the ratings. The Company does not expect any counterparty to fail to meet its obligation; however, non-performance would not have a material impact on the Company's results of operations or financial position.

          The Company's exposure to market risk is mitigated by the offsetting effects of changes in the value of the agreements and the related items being hedged.

9.   Fair Value of Financial Instruments
     -----------------------------------

     (a) Statement of Financial Accounting Standards No. 107 "Disclosures about Fair Value of Financial Instruments" ("FASB 107") requires disclosure of fair value information about financial instruments for which it is practicable to estimate such fair value. In the measurement of the fair value of certain of the financial instruments, where quoted market prices were not available, other valuation techniques were utilized. These fair value estimates are derived using internally developed valuation methodologies based on available and observable market information. FASB 107 excludes certain financial instruments, including those related to investment contracts.

     --------------------------------------------------

          The fair value and carrying amounts of financial instruments are as follows (in thousands):

                                            Fair          Carrying
2003                                        Value          Amount
--------------------------------------   ------------   ------------
Cash and short-term investments          $     96,210   $     96,210
Fixed maturities                            7,791,941      7,791,941
Equity securities                               1,652          1,652
Mortgage and policy loans                     466,478        406,123

Investment contracts                        4,947,379      4,861,294
Other long-term investments                    41,913         41,913
Assets and liabilities related to
 separate accounts                            216,087        216,087
Derivative liabilities                         19,448         19,448

                                            Fair          Carrying
2002                                        Value          Amount
--------------------------------------   ------------   ------------
Cash and short-term investments          $     32,277   $     32,277
Fixed maturities                            7,414,518      7,414,518
Equity securities                               9,635          9,635
Mortgage and policy loans                     438,250        376,522

Investment contracts                        5,142,571      4,983,820
Other long-term investments                    68,021         68,021
Assets and liabilities related to
 separate accounts                            196,146        196,146
Derivative liabilities                         12,602         12,602

     (b) The following methods and assumptions were used by the Company in estimating the fair value of the financial instruments presented:

          Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate fair value.

          Fixed maturity securities: Fair values for fixed maturity securities carried at market value are generally based upon quoted market prices. For certain fixed maturities for which market prices were not readily available, fair values were estimated using values obtained from independent pricing services.

          Equity securities: Fair values for equity securities were based upon quoted market prices.

          Mortgage loans on real estate and policy loans: Where practical, the fair values of loans on real estate were estimated using discounted cash flow calculations based upon the Company's current incremental lending rates for similar type loans. The fair values of policy loans were not calculated as the Company believes it would have to expend excessive costs for the benefits derived. Therefore, the fair value of policy loans was estimated at carrying value.

          Investment contracts: For guaranteed investment contracts, income annuities and other similar contracts without life contingencies, estimated fair values are derived using discounted cash flow calculations based upon interest rates currently being offered for similar contracts consistent with those remaining for the contracts being valued.

          Other long-term investments: Fair value of other invested assets is based upon the fair value of the net assets of these investments as determined by the general partners.

     -------------------------------------------------

          Assets and liabilities related to separate accounts: Separate and variable accounts are carried at the quoted market value of the underlying securities. The liabilities for these accounts are equal to the account assets.

          Derivatives: Fair values for derivative assets and liabilities were based upon quoted market prices.

10.  Shareholder's Equity
     --------------------

     (a) The Company may not distribute dividends to its Parent without prior approval of regulatory agencies. Generally, this limits the payment of such dividends to an amount which, in the opinion of the regulatory agencies, is warranted by the financial condition of the Company. The maximum shareholder dividend, which can be paid without prior regulatory approval, is limited to an amount that is based on restrictions relating to statutory surplus. There were no dividends paid in 2003 or 2002.

     (b) The Company received a cash capital contribution from its parent in the amount of $41 million in 2002.

11.  Employee Benefits
     -----------------

     (a) Effective January 1, 2002, the Company's employees participate in various benefit plans sponsored by AIG, including a noncontributory qualified defined benefit retirement plan, various stock option and purchase plans, a 401(k) plan and a post retirement benefit program for medical care and life insurance. AIG's U.S. plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates. AIG's projected benefit obligations exceed the plan assets at December 31, 2003 by $478 million.

     (b) The Parent applies APB Opinion 25 "Accounting for Stock Issued to Employees" and related interpretations in accounting for its stock-based compensation plans. Employees of the Company participate in certain stock option and stock purchase plans of AIG. In general, under the stock option plan, officers and other key employees are granted options to purchase AIG's common stock at a price not less than fair market value at the date of grant. In general, the stock purchase plan provides for eligible employees to receive privileges to purchase AIG's common stock at a price equal to 85% of the fair market value on the date of grant of the purchase privilege. AIG has not recognized compensation costs for either plan. The effect of the compensation costs, as determined consistent with FAS 123, "Accounting for Stock-Based Compensation" ("FAS 123"), was not computed on a subsidiary basis, but rather on a consolidated basis for all subsidiaries of AIG and, therefore, are not presented herein. Disclosures required by FAS 123 are included in the Annual Report of AIG.

12.  Leases
     ------

     (a) The Company occupies leased space in many locations under various long-term leases and has entered into various leases covering the long-term use of data processing equipment. At December 31, 2003, the future minimum lease payments under operating leases were as follows (in thousands):

           Year                                       Payments
           --------------------                     ------------
           2004                                     $        235
           2005                                              195
           2006 and later years                               --
                                                    ------------
           Total                                    $        430
                                                    ============

     --------------------

          Rent expense approximated $609,000, $895,000 and $1,427,000 for the years ended December 31, 2003, 2002 and 2001, respectively.

13.  Reinsurance
     -----------

     (a) The Company reinsures portions of its life and accident and health insurance risks with unaffiliated companies. Life insurance risks are reinsured primarily under coinsurance and yearly renewable term treaties. Accident and health insurance risks are reinsured primarily under coinsurance, excess of loss and quota share treaties. Amounts recoverable from reinsurers are estimated in a manner consistent with the assumptions used for the underlying policy benefits and are presented as a component of reinsurance assets. A contingent liability exists with respect to reinsurance ceded to the extent that any reinsurer is unable to meet the obligations assumed under the reinsurance agreements.

          The Company also reinsures portions of its life and accident and health insurance risks with affiliated companies (see Note 14). The effect of all reinsurance contracts, including reinsurance assumed, is as follows (in thousands, except percentages):

                                                                                                      Percentage
                                                                                                      of Amount
                                                                                                       Assumed
December 31, 2003                           Gross          Ceded         Assumed          Net           to Net
--------------------------------------   ------------   ------------   ------------   ------------   ------------
Life Insurance in Force                  $ 37,356,256   $    610,865   $  1,106,044   $ 37,851,435            2.9%
                                         ============   ============   ============   ============
Premiums and Other Considerations:
   Life                                  $    144,772   $      4,602   $      3,433   $    143,603            2.4%
   Accident and Health                         42,957         33,860            230          9,327            2.5%
   Annuity                                    237,875            397             --        237,478             --%
                                         ------------   ------------   ------------   ------------
Total Premiums                           $    425,604   $     38,859   $      3,663   $    390,408            0.9%
                                         ============   ============   ============   ============

                                                                                                      Percentage
                                                                                                      of Amount
                                                                                                       Assumed
December 31, 2002                           Gross          Ceded         Assumed          Net           to Net
--------------------------------------   ------------   ------------   ------------   ------------   ------------
Life Insurance in Force                  $ 37,923,271   $ 20,182,555   $ 20,540,957   $ 38,281,673           53.7%
                                         ============   ============   ============   ============
Premiums and Other Considerations:
   Life                                  $    125,430   $      2,759   $      1,857   $    124,528            1.5%
   Accident and Health                         36,095         28,786           (230)         7,079           (3.2%)
   Annuity                                     85,083            399             --         84,684             --%
                                         ------------   ------------   ------------   ------------
Total Premiums                           $    246,608   $     31,944   $      1,627   $    216,291            0.8%
                                         ============   ============   ============   ============

     -------------------------

                                                                                                      Percentage
                                                                                                      of Amount
                                                                                                       Assumed
December 31, 2001                           Gross          Ceded         Assumed          Net           to Net
--------------------------------------   ------------   ------------   ------------   ------------   ------------
Life Insurance in Force                  $ 38,290,767   $ 20,815,247   $ 21,274,270   $ 38,749,790           54.9%
                                         ============   ============   ============   ============
Premiums and Other Considerations:
   Life                                  $    110,567   $      2,911   $      1,297   $    108,953            1.2%
   Accident and Health                         27,368         13,050         25,370         39,688           63.9%
   Annuity                                    355,299            380             --        354,919             --
                                         ------------   ------------   ------------   ------------
Total Premiums                           $    493,234   $     16,341   $     26,667   $    503,560            5.3%
                                         ============   ============   ============   ============

     (b) The maximum amount retained on any one life by the Company is $2,500,000.

     (c) Reinsurance recoveries, which reduced death and other benefits, approximated $25,960,000 and $8,431,000 respectively, for the years ended December 31, 2003 and 2002.

          The Company's reinsurance arrangements do not relieve it from its direct obligation to its insureds. Thus, a credit exposure exists with respect to reinsurance ceded to the extent that any reinsurer is unable to meet the obligations assumed under the reinsurance agreements.

14.  Transactions with Related Parties
     ---------------------------------

     (a) The Company is party to several reinsurance agreements with its affiliates covering certain life and accident and health insurance risks. Premium income and commission ceded to affiliates amounted to $17,809,000 and $2,397,000, respectively, for the year ended December 31, 2003. Premium income and commission ceded for 2002 amounted to $19,515,000 and $2,473,000, respectively. Premium income and commission ceded for 2001 amounted to $448,000 and $1,000, respectively. Premium income and commission expense assumed from affiliates aggregated $13,000 and $0, respectively, for 2003, compared to $95,000 and $3,000, respectively, for 2002, and $23,842,000 and
          $1,745,000, respectively, for 2001.

          In 2003, the Company commuted a ceded reinsurance treaty with Lexington Insurance Company that was fully offset by commuting an assumed reinsurance treaty with Metropolitan Life Insurance Company, resulting in no net impact to the Company's results of operations or financial position.

     (b) The Company provides life insurance coverage to employees of the Parent and its domestic subsidiaries in connection with the Parent's employee benefit plans. The statement of income includes $11,399,000 in premiums relating to this business for 2003, $4,042,000 for 2002, and $6,056,000 for 2001.

     (c) The Company is party to several cost sharing agreements with its affiliates. Generally, these agreements provide for the allocation of costs upon either the specific identification basis or a proportional cost allocation basis which management believes to be reasonable. For the years ended December 31, 2003, 2002 and 2001, the Company was charged $10,589,000, $6,556,000 and $29,063,000, respectively, for expenses attributed to the Company but incurred by affiliates. During the same period, the Company received reimbursements from affiliates aggregating $0, $7,648,000 and $34,536,000, respectively, for costs incurred by the Company but attributable to affiliates.

     ----------------------------------------------

     (d) Effective January 1, 2002, the Company transferred a block of Group A&H business to National Union Fire Insurance Company of the Domestic Brokerage Group, an affiliated insurer. Written premium on this block was approximately $15,700,000 as of December 31, 2001.

15.  Restructuring Charges
     ---------------------

          In connection with the Parent's merger with American General Corporation during 2001, the Company has incurred $3,500,000 in restructuring costs. These restructuring costs have been paid as of December 31, 2003.

[Letterhead of PricewaterhouseCoopers]
--------------------------------------------------------------------------------
                                                      PricewaterhouseCoopers LLP
                                                      Suite 2900
                                                      1201 Louisiana
                                                      Houston, TX 77002-5678
                                                      Telephone (713) 356-4000

                       Report of the Independent Auditors

To the Board of Directors of American International Life Assurance Company of New York and Contract Owners of American Life Assurance Company of New York Variable Account A

In our opinion, the accompanying statement of net assets, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the sub-accounts listed in Note A of American International Life Assurance Company of New York Variable Account A (the "Separate Account") at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the investment companies, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
April 6, 2004

                                      VA A
                                        1

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT A

                                                                           Alliance-
                                          AIM V.I.         AIM V.I.        Bernstein
                                          Capital       International       Americas         Alliance-
                                        Appreciation        Growth         Government        Bernstein
                                           Fund -           Fund -           Income         Global Bond
                                          Series I         Series I         Portfolio        Portfolio
                                           shares           shares          - Class A        - Class A
                                        Sub-account      Sub-account       Sub-account      Sub-account
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS
   Investment securities - at market   $      385,870   $      173,791   $    5,376,625   $    2,005,192
   Due from (to) American
    International Life Assurance
    Company of New York                             0               (7)             (10)             (13)
                                       --------------   --------------   --------------   --------------
NET ASSETS                             $      385,870   $      173,784   $    5,376,615   $    2,005,179
                                       ==============   ==============   ==============   ==============
NET ASSETS ATTRIBUTABLE TO:
   Contract owners - annuity
    reserves                           $            0   $            0   $            0   $       13,329
   Contract owners - accumulation
    reserves                                  385,870          173,784        5,376,615        1,991,850
                                       --------------   --------------   --------------   --------------
NET ASSETS ATTRIBUTABLE TO CONTRACT
 OWNER RESERVES                        $      385,870   $      173,784   $    5,376,615   $    2,005,179
                                       ==============   ==============   ==============   ==============
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds         $            0   $          830   $      262,293   $      123,656
   Mortality and expense risk and
    administrative charges                     (4,780)          (1,956)         (81,900)         (28,621)
                                       --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)                   (4,780)          (1,126)         180,393           95,035
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments                               (13,784)          (5,637)          59,786          150,990
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments             102,131           42,184           95,909          (24,800)
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS                         88,347           36,547          155,695          126,190
                                       --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS             $       83,567   $       35,421   $      336,088   $      221,225
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                      VA A
                                        2

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT A

                                         Alliance-        Alliance-        Alliance-
                                         Bernstein        Bernstein        Bernstein        Alliance-
                                       Global Dollar      Growth and       Growth and       Bernstein
                                         Government         Income           Income           Growth
                                         Portfolio        Portfolio        Portfolio        Portfolio
                                         - Class A        - Class A        - Class B        - Class A
                                        Sub-account      Sub-account      Sub-account      Sub-account
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS
   Investment securities - at market   $    3,530,340   $   34,921,456   $    8,442,836   $   17,199,049
   Due from (to) American
    International Life Assurance
    Company of New York                            (6)             (49)               0                0
                                       --------------   --------------   --------------   --------------
NET ASSETS                             $    3,530,334   $   34,921,407   $    8,442,836   $   17,199,049
                                       ==============   ==============   ==============   ==============
NET ASSETS ATTRIBUTABLE TO:
   Contract owners - annuity
    reserves                           $            0   $       45,781   $       29,718   $            0
   Contract owners - accumulation
    reserves                                3,530,334       34,875,626        8,413,118       17,199,049
                                       --------------   --------------   --------------   --------------
NET ASSETS ATTRIBUTABLE TO CONTRACT
 OWNER RESERVES                        $    3,530,334   $   34,921,407   $    8,442,836   $   17,199,049
                                       ==============   ==============   ==============   ==============
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds         $      134,954   $      349,037   $       55,517   $            0
   Mortality and expense risk and
    administrative charges                    (38,330)        (457,323)         (94,905)        (219,574)
                                       --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)                   96,624         (108,286)         (39,388)        (219,574)
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments                               183,128       (1,248,607)        (163,863)      (2,109,059)
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments             432,772       10,107,340        2,034,160        6,821,863
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS                        615,900        8,858,733        1,870,297        4,712,804
                                       --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS             $      712,524   $    8,750,447   $    1,830,909   $    4,493,230
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                      VA A
                                        3

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT A

                                                                                            Alliance-
                                          Alliance-       Alliance-        Alliance-        Bernstein
                                          Bernstein       Bernstein        Bernstein      International
                                           Growth         High Yield     International        Value
                                          Portfolio       Portfolio        Portfolio        Portfolio
                                          - Class B       - Class A        - Class A        - Class A
                                         Sub-account     Sub-account       Sub-account     Sub-account
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS
   Investment securities - at market   $    2,951,073   $    3,615,071   $    5,120,679   $    1,329,491
   Due from (to) American
    International Life Assurance
    Company of New York                             0               (6)               0               (5)
                                       --------------   --------------   --------------   --------------
NET ASSETS                             $    2,951,073   $    3,615,065   $    5,120,679   $    1,329,486
                                       ==============   ==============   ==============   ==============
NET ASSETS ATTRIBUTABLE TO:
   Contract owners - annuity
    reserves                           $            0   $        6,321   $            0   $            0
   Contract owners - accumulation
    reserves                                2,951,073        3,608,744        5,120,679        1,329,486
                                       --------------   --------------   --------------   --------------
NET ASSETS ATTRIBUTABLE TO CONTRACT
 OWNER RESERVES                        $    2,951,073   $    3,615,065   $    5,120,679   $    1,329,486
                                       ==============   ==============   ==============   ==============
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds         $            0   $      147,104   $        6,050   $        3,380
   Mortality and expense risk and
    administrative charges                    (32,896)         (40,383)         (60,981)         (14,206)
                                       --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)                  (32,896)         106,721          (54,931)         (10,826)
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments                              (117,315)         (85,645)          58,670          177,276
   Capital gain distributions
    from mutual funds                               0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments             823,367          510,038        1,176,037          227,902
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS                        706,052          424,393        1,234,707          405,178
                                       --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS             $      673,156   $      531,114   $    1,179,776   $      394,352
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                      VA A
                                        4

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT A

                                                                           Alliance-        Alliance-
                                         Alliance-        Alliance-        Bernstein        Bernstein
                                         Bernstein        Bernstein         Premier          Premier
                                        Money Market     Money Market        Growth           Growth
                                         Portfolio        Portfolio        Portfolio        Portfolio
                                         - Class A        - Class B        - Class A        - Class B
                                        Sub-account      Sub-account      Sub-account      Sub-account
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS
   Investment securities - at market    $   5,665,165    $   4,131,521   $   24,953,774   $    3,870,495
   Due from (to) American
    International Life Assurance
    Company of New York                          (229)             143                0                0
                                       --------------   --------------   --------------   --------------
NET ASSETS                              $   5,664,936    $   4,131,664   $   24,953,774   $    3,870,495
                                       ==============   ==============   ==============   ==============
NET ASSETS ATTRIBUTABLE TO:
   Contract owners - annuity
    reserves                            $           0    $           0   $       11,490   $            0
   Contract owners - accumulation
    reserves                                5,664,936        4,131,664       24,942,284        3,870,495
                                       --------------   --------------   --------------   --------------
NET ASSETS ATTRIBUTABLE TO CONTRACT
 OWNER RESERVES                         $   5,664,936    $   4,131,664   $   24,953,774   $    3,870,495
                                       ==============   ==============   ==============   ==============
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds          $      38,171    $      15,839   $            0   $            0
   Mortality and expense risk and
    administrative charges                    (97,628)         (76,254)        (336,324)         (47,741)
                                       --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)                  (59,457)         (60,415)        (336,324)         (47,741)
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments                                     0                0       (2,920,479)          24,114
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments                   0                0        8,049,101          690,401
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS                              0                0        5,128,622          714,515
                                       --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS             ($      59,457)  ($      60,415)  $    4,792,298   $      666,774
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                      VA A
                                        5

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT A

                                                          Alliance-        Alliance-
                                         Alliance-        Bernstein        Bernstein        Alliance-
                                         Bernstein       Real Estate       Small Cap        Bernstein
                                           Quasar         Investment         Value          Technology
                                         Portfolio        Portfolio        Portfolio        Portfolio
                                         - Class A        - Class A        - Class A        - Class A
                                         Sub-account     Sub-account       Sub-account     Sub-account
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS
   Investment securities - at market   $    5,828,711   $    3,702,662   $    3,898,966   $   14,690,757
   Due from (to) American
    International Life Assurance
    Company of New York                             0              (22)               0                0
                                       --------------   --------------   --------------   --------------
NET ASSETS                             $    5,828,711   $    3,702,640   $    3,898,966   $   14,690,757
                                       ==============   ==============   ==============   ==============
NET ASSETS ATTRIBUTABLE TO:
   Contract owners - annuity
    reserves                           $        8,670   $        4,113   $            0   $        5,619
   Contract owners - accumulation
    reserves                                5,820,041        3,698,527        3,898,966       14,685,138
                                       --------------   --------------   --------------   --------------
NET ASSETS ATTRIBUTABLE TO CONTRACT
 OWNER RESERVES                        $    5,828,711   $    3,702,640   $    3,898,966   $   14,690,757
                                       ==============   ==============   ==============   ==============
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003

NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds         $            0   $       87,666   $       44,453   $            0
   Mortality and expense risk and
    administrative charges                    (68,107)         (45,688)         (39,716)        (186,288)
                                       --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)                  (68,107)          41,978            4,737         (186,288)
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments                              (373,642)         165,810          (54,348)      (3,471,665)
   Capital gain distributions from
    mutual funds                                    0                0           11,290                0
   Net unrealized appreciation
    (depreciation) of investments           2,345,173          843,804        1,001,006        8,327,719
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS                      1,971,531        1,009,614          957,948        4,856,054
                                       --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS             $    1,903,424   $    1,051,592   $      962,685   $    4,669,766
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                      VA A
                                        6

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT A

                                                                            Alliance-        Alliance-
                                                                            Bernstein        Bernstein
                                                                              U.S.             U.S.
                                         Alliance-        Alliance-        Government/      Government/
                                         Bernstein        Bernstein        High Grade       High Grade
                                         Technology      Total Return      Securities       Securities
                                         Portfolio        Portfolio        Portfolio        Portfolio
                                         - Class B        - Class A        - Class A        - Class B
                                         Sub-account      Sub-account      Sub-account      Sub-account
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS
   Investment securities - at market   $    1,851,403   $   13,142,279   $   11,692,995   $      183,162
   Due from (to) American
    International Life Assurance
    Company of New York                             0             (386)            (415)             (15)
                                       --------------   --------------   --------------   --------------
NET ASSETS                             $    1,851,403   $   13,141,893   $   11,692,580   $      183,147
                                       ==============   ==============   ==============   ==============
NET ASSETS ATTRIBUTABLE TO:
   Contract owners - annuity
    reserves                           $            0   $       41,114   $       47,798   $            0
   Contract owners - accumulation
    reserves                                1,851,403       13,100,779       11,644,782          183,147
                                       --------------   --------------   --------------   --------------
NET ASSETS ATTRIBUTABLE TO CONTRACT
 OWNER RESERVES                        $    1,851,403   $   13,141,893   $   11,692,580   $      183,147
                                       ==============   ==============   ==============   ==============
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003

NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds         $            0   $      329,043   $      544,305   $        7,754
   Mortality and expense risk and
    administrative charges                    (22,282)        (173,298)        (200,563)          (2,958)
                                       --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)                  (22,282)         155,745          343,742            4,796
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments                              (151,065)        (308,077)         475,526            1,948
   Capital gain distributions from
    mutual funds                                    0                0            4,652               69
   Net unrealized appreciation
    (depreciation) of investments             721,264        2,137,321         (474,839)          (2,863)
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS                        570,199        1,829,244            5,339             (846)
                                       --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS             $      547,917   $    1,984,989   $      349,081   $        3,950
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                      VA A
                                        7

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT A

                                                                           Alliance-
                                         Alliance-        Alliance-        Bernstein
                                         Bernstein        Bernstein        Worldwide
                                       Utility Income       Value        Privitization     Delaware VIP
                                         Portfolio        Portfolio        Portfolio         Balanced
                                         - Class A        - Class B        - Class A          Series
                                         Sub-account      Sub-account      Sub-account      Sub-account
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS
   Investment securities - at market   $    3,609,496   $    4,394,596   $    4,392,973   $      162,385
   Due from (to) American
    International Life Assurance
    Company of New York                            (7)              (1)              (3)             (27)
                                       --------------   --------------   --------------   --------------
NET ASSETS                             $    3,609,489   $    4,394,595   $    4,392,970   $      162,358
                                       ==============   ==============   ==============   ==============
NET ASSETS ATTRIBUTABLE TO:
   Contract owners - annuity
    reserves                           $            0   $            0   $        4,677   $            0
   Contract owners - accumulation
    reserves                                3,609,489        4,394,595        4,388,293          162,358
                                       --------------   --------------   --------------   --------------
NET ASSETS ATTRIBUTABLE TO CONTRACT
 OWNER RESERVES                        $    3,609,489   $    4,394,595   $    4,392,970   $      162,358
                                       ==============   ==============   ==============   ==============
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003

NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds         $      106,376   $       23,762   $       42,269   $        6,677
   Mortality and expense risk and
    administrative charges                    (46,442)         (46,163)         (51,319)          (2,271)
                                       --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)                   59,934          (22,401)          (9,050)           4,406
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments                              (287,810)         (75,329)        (357,096)         (37,281)
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments             791,609          910,636        1,681,533           60,643
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS                        503,799          835,307        1,324,437           23,362
                                       --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS             $      563,733   $      812,906   $    1,315,387   $       27,768
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                      VA A
                                        8

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT A

                                        Delaware VIP     Delaware VIP     Delaware VIP
                                          Capital            Cash            Growth        Delaware VIP
                                          Reserves         Reserves      Opportunities      High Yield
                                           Series           Series           Series           Series
                                         Sub-account      Sub-account      Sub-account      Sub-account
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS
   Investment securities - at market   $      228,388    $     584,432   $      614,921   $       51,973
   Due from (to) American
    International Life Assurance
    Company of New York                           262               54                0               (2)
                                       --------------   --------------   --------------   --------------
NET ASSETS                             $      228,650    $     584,486   $      614,921   $       51,971
                                       ==============   ==============   ==============   ==============
NET ASSETS ATTRIBUTABLE TO:
   Contract owners - annuity
    reserves                           $            0    $           0   $            0   $            0
   Contract owners - accumulation
    reserves                                  228,650          584,486          614,921           51,971
                                       --------------   --------------   --------------   --------------
NET ASSETS ATTRIBUTABLE TO CONTRACT
 OWNER RESERVES                        $      228,650    $     584,486   $      614,921   $       51,971
                                       ==============   ==============   ==============   ==============
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003

NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds         $       11,875    $       2,157   $            0   $        6,136
   Mortality and expense risk and
    administrative charges                     (3,735)          (5,058)          (7,589)            (931)
                                       --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)                    8,140           (2,901)          (7,589)           5,205
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments                                 9,508                0         (127,661)         (29,233)
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments              (5,904)               0          335,616           42,081
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS                          3,604                0          207,955           12,848
                                       --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS             $       11,744   ($       2,901)  $      200,366   $       18,053
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                      VA A
                                        9

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT A

                                                                           Dreyfus VIF
                                                                         Small Company     Fidelity VIP
                                        Delaware VIP    Dreyfus Stock        Stock        Asset Manager
                                         Large Cap        Index Fund       Portfolio        Portfolio
                                           Value          - Initial        - Initial        - Initial
                                           Series           shares           shares           Class
                                         Sub-account      Sub-account      Sub-account      Sub-account
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS
   Investment securities - at market   $    1,627,394   $    1,862,469   $      250,081   $      791,672
   Due from (to) American
    International Life Assurance
    Company of New York                           (20)              51                0              (30)
                                       --------------   --------------   --------------   --------------
NET ASSETS                             $    1,627,374   $    1,862,520   $      250,081   $      791,642
                                       ==============   ==============   ==============   ==============
NET ASSETS ATTRIBUTABLE TO:
   Contract owners - annuity
    reserves                           $            0   $            0   $            0   $            0
   Contract owners - accumulation
    reserves                                1,627,374        1,862,520          250,081          791,642
                                       --------------   --------------   --------------   --------------
NET ASSETS ATTRIBUTABLE TO CONTRACT
 OWNER RESERVES                        $    1,627,374   $    1,862,520   $      250,081   $      791,642
                                       ==============   ==============   ==============   ==============
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003

NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds         $       45,185   $       25,249   $          251   $       27,609
   Mortality and expense risk and
    administrative charges                    (25,219)         (23,994)          (2,973)         (10,375)
                                       --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)                   19,966            1,255           (2,722)          17,234
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments                              (118,316)         (92,633)          (3,523)         (27,484)
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments             571,749          499,070           77,836          121,780
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS                        453,433          406,437           74,313           94,296
                                       --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS             $      473,399   $      407,692   $       71,591   $      111,530
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                      VA A
                                       10

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT A

                                                                                           Fidelity VIP
                                        Fidelity VIP     Fidelity VIP     Fidelity VIP     Investment
                                         Contrafund         Growth         High Income     Grade Bond
                                        Portfolio -      Portfolio -       Portfolio -     Portfolio -
                                       Initial Class    Initial Class    Initial Class    Initial Class
                                        Sub-account      Sub-account      Sub-account      Sub-account
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS
   Investment securities - at market   $      744,389   $    1,972,868   $      234,211   $      606,072
   Due from (to) American
    International Life Assurance
    Company of New York                            (2)               0               (2)             (41)
                                       --------------   --------------   --------------   --------------
NET ASSETS                             $      744,387   $    1,972,868   $      234,209   $      606,031
                                       ==============   ==============   ==============   ==============
NET ASSETS ATTRIBUTABLE TO:
   Contract owners - annuity
    reserves                           $            0   $            0   $            0   $       17,552
   Contract owners - accumulation
    reserves                                  744,387        1,972,868          234,209          588,479
                                       --------------   --------------   --------------   --------------
NET ASSETS ATTRIBUTABLE TO CONTRACT
 OWNER RESERVES                        $      744,387   $    1,972,868   $      234,209   $      606,031
                                       ==============   ==============   ==============   ==============
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds         $        2,920   $        5,172   $       16,383   $       33,875
   Mortality and expense risk and
    administrative charges                     (9,101)         (25,695)          (3,169)          (9,235)
                                       --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)                   (6,181)         (20,523)          13,214           24,640
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments                                (8,101)        (243,399)         (33,128)          10,591
   Capital gain distributions from
    mutual funds                                    0                0                0            3,034
   Net unrealized appreciation
    (depreciation) of investments             171,897          763,421           69,719          (13,521)
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS                        163,796          520,022           36,591              104
                                       --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS             $      157,615   $      499,499   $       49,805   $       24,744
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                      VA A
                                       11

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT A

                                        Fidelity VIP     Fidelity VIP                     Merrill Lynch
                                        Money Market       Overseas        Mercury HW      Basic Value
                                        Portfolio -      Portfolio -      International     V.I. Fund
                                       Initial Class    Initial Class     VIP Portfolio     - Class I
                                        Sub-account      Sub-account       Sub-account     Sub-account
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS
   Investment securities - at market    $   1,658,066   $       71,638   $            0   $       90,433
   Due from (to) American
    International Life Assurance
    Company of New York                            (3)               0                0              (10)
                                       --------------   --------------   --------------   --------------
NET ASSETS                              $   1,658,063   $       71,638   $            0   $       90,423
                                       ==============   ==============   ==============   ==============
NET ASSETS ATTRIBUTABLE TO:
   Contract owners - annuity
    reserves                            $           0   $            0   $            0   $            0
   Contract owners - accumulation
    reserves                                1,658,063           71,638                0           90,423
                                       --------------   --------------   --------------   --------------
NET ASSETS ATTRIBUTABLE TO CONTRACT
 OWNER RESERVES                         $   1,658,063   $       71,638   $            0   $       90,423
                                       ==============   ==============   ==============   ==============
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds          $      18,969   $          727   $           17   $          910
   Mortality and expense risk and
    administrative charges                    (26,510)          (1,059)            (307)          (1,060)
                                       --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)                   (7,541)            (332)            (290)            (150)
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments                                     0          (22,105)          (1,187)             (20)
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments                   0           48,590            6,025           22,130
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS                              0           26,485            4,838           22,110
                                       --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS             ($       7,541)  $       26,153   $        4,548   $       21,960
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                      VA A
                                       12

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT A

                                                        Merrill Lynch    Merrill Lynch
                                       Merrill Lynch      Developing         Global       Merrill Lynch
                                         Core Bond         Capital         Allocation     Global Growth
                                         V.I. Fund       Markets V.I.      V.I. Fund        V.I. Fund
                                         - Class I      Fund - Class I     - Class I        - Class I
                                        Sub-account      Sub-account      Sub-account      Sub-account
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS
   Investment securities - at market   $       70,730   $            0   $       55,255   $       12,657
   Due from (to) American
    International Life Assurance
    Company of New York                           (28)               0              (18)               0
                                       --------------   --------------   --------------   --------------
NET ASSETS                             $       70,702   $            0   $       55,237   $       12,657
                                       ==============   ==============   ==============   ==============
NET ASSETS ATTRIBUTABLE TO:
   Contract owners - annuity
    reserves                           $            0   $            0   $            0   $            0
   Contract owners - accumulation
    reserves                                   70,702                0           55,237           12,657
                                       --------------   --------------   --------------   --------------
NET ASSETS ATTRIBUTABLE TO CONTRACT
 OWNER RESERVES                        $       70,702   $            0   $       55,237   $       12,657
                                       ==============   ==============   ==============   ==============
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds         $        2,705   $          157   $        1,464   $          114
   Mortality and expense risk and
    administrative charges                       (991)            (137)            (703)            (149)
                                       --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)                    1,714               20              761              (35)
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments                                   237             (881)            (235)             (67)
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments                 337            3,324           11,487            3,339
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS                            574            2,443           11,252            3,272
                                       --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS             $        2,288   $        2,463   $       12,013   $        3,237
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                      VA A
                                       13

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT A

                                       Merrill Lynch    Merrill Lynch
                                        High Current    International     Merrill Lynch     UBS Series
                                           Income           Value        Large Cap Core   Trust Tactical
                                         V.I. Fund        V.I. Fund        V.I. Fund        Allocation
                                         - Class I        - Class I        - Class I        Portfolio
                                        Sub-account      Sub-account      Sub-account      Sub-account
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS
   Investment securities - at market   $       40,194   $       23,601   $       16,963   $      198,212
   Due from (to) American
    International Life Assurance
    Company of New York                           (27)               4               (1)               2
                                       --------------   --------------   --------------   --------------
NET ASSETS                             $       40,167   $       23,605   $       16,962   $      198,214
                                       ==============   ==============   ==============   ==============
NET ASSETS ATTRIBUTABLE TO:
   Contract owners - annuity
    reserves                           $            0   $            0   $            0   $            0
   Contract owners - accumulation
    reserves                                   40,167           23,605           16,962          198,214
                                       --------------   --------------   --------------   --------------
NET ASSETS ATTRIBUTABLE TO CONTRACT
 OWNER RESERVES                        $       40,167   $       23,605   $       16,962   $      198,214
                                       ==============   ==============   ==============   ==============
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds         $        3,024   $          655   $           60   $        2,915
   Mortality and expense risk and
    administrative charges                       (537)             (36)            (204)          (3,577)
                                       --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)                    2,487              619             (144)            (662)
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments                                  (107)               3              (84)         (74,170)
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments               5,830            1,608            4,352          127,692
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS                          5,723            1,611            4,268           53,522
                                       --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS             $        8,210   $        2,230   $        4,124   $       52,860
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                      VA A
                                       14

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT A

                                          Van Eck
                                         Worldwide         Van Eck
                                         Emerging         Worldwide
                                          Markets        Hard Assets
                                           Fund             Fund
                                        Sub-account      Sub-account
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS
   Investment securities - at market   $       54,822   $       14,994
   Due from (to) American
    International Life Assurance
    Company of New York                             0                1
                                       --------------   --------------
NET ASSETS                             $       54,822   $       14,995
                                       ==============   ==============
NET ASSETS ATTRIBUTABLE TO:
   Contract owners - annuity
    reserves                           $            0   $            0
   Contract owners - accumulation
    reserves                                   54,822           14,995
                                       --------------   --------------
NET ASSETS ATTRIBUTABLE TO CONTRACT
 OWNER RESERVES                        $       54,822   $       14,995
                                       ==============   ==============
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds         $           30   $           53
   Mortality and expense risk and
    administrative charges                       (263)            (278)
                                       --------------   --------------
NET INVESTMENT INCOME (LOSS)                     (233)            (225)
                                       --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments                                    32               69
   Capital gain distributions from
    mutual funds                                    0                0
   Net unrealized appreciation
    (depreciation) of investments              14,529            4,703
                                       --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS                         14,561            4,772
                                       --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS             $       14,328   $        4,547
                                       ==============   ==============

See accompanying notes.
                                      VA A
                                       15

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT A

                                                                           Alliance-
                                          AIM V.I.                         Bernstein
                                          Capital          AIM V.I.         Americas        Alliance-
                                        Appreciation     International     Government       Bernstein
                                            Fund          Growth Fund        Income        Global Bond
                                         - Series I       - Series I       Portfolio        Portfolio
                                           shares           shares         - Class A        - Class A
                                         Sub-account      Sub-account     Sub-account      Sub-account
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)        ($       4,780)  ($       1,126)  $      180,393    $      95,035
   Net realized gain (loss) on
    investments                               (13,784)          (5,637)          59,786          150,990
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments             102,131           42,184           95,909          (24,800)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                     83,567           35,421          336,088          221,225
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Contract deposits                            9,272            5,210          289,415           53,183
   Administrative charges                        (469)            (359)          (4,994)          (2,316)
   Net transfers from (to) other
    Sub-accounts or fixed rate
    option                                     (2,190)          15,891           68,227          874,936
   Contract withdrawals                       (11,220)          (7,503)      (1,171,686)        (748,557)
   Deferred sales charges                        (309)            (330)          (5,602)         (11,982)
   Death benefits                                   0                0          (66,960)          (6,803)
   Annuity payments                                 0                0                0           (1,123)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                                  (4,916)          12,909         (891,600)         157,338
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                        78,651           48,330         (555,512)         378,563
NET ASSETS:
   Beginning of year                          307,219          125,454        5,932,127        1,626,616
                                       --------------   --------------   --------------   --------------
   End of year                          $     385,870    $     173,784   $    5,376,615    $   2,005,179
                                       ==============   ==============   ==============   ==============
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)        ($       5,385)  ($       1,281)  $      228,287   ($       4,865)
   Net realized gain (loss) on
    investments                               (50,969)         (60,354)         (48,339)          30,706
   Capital gain distributions from
    mutual funds                                    0                0           23,576                0
   Net unrealized appreciation
    (depreciation) of investments             (62,046)          35,725          293,704          155,039
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                   (118,400)         (25,910)         497,228          180,880
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Contract deposits                           16,537            6,001          620,324          177,751
   Administrative charges                        (535)            (378)          (4,759)          (1,119)
   Net transfers from (to) other
    Sub-accounts or fixed rate
    option                                    (24,582)         (63,677)       1,246,361          787,126
   Contract withdrawals                       (40,538)         (11,079)      (2,062,488)        (577,666)
   Deferred sales charges                        (534)            (475)         (25,448)          (7,809)
   Death benefits                                   0                0         (153,668)         (74,966)
   Annuity payments                                 0                0                0             (934)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                                 (49,652)         (69,608)        (379,678)         302,383
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                      (168,052)         (95,518)         117,550          483,263
NET ASSETS:
   Beginning of year                          475,271          220,972        5,814,577        1,143,353
                                       --------------   --------------   --------------   --------------
   End of year                          $     307,219    $     125,454   $    5,932,127    $   1,626,616
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                      VA A
                                       16

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT A

                                         Alliance-        Alliance-        Alliance-
                                         Bernstein        Bernstein        Bernstein        Alliance-
                                       Global Dollar      Growth and       Growth and       Bernstein
                                         Government         Income           Income           Growth
                                         Portfolio        Portfolio        Portfolio        Portfolio
                                         - Class A        - Class A        - Class B        - Class A
                                        Sub-account      Sub-account      Sub-account      Sub-account
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)        $       96,624   ($     108,286)  ($      39,388)  ($     219,574)
   Net realized gain (loss) on
    investments                               183,128       (1,248,607)        (163,863)      (2,109,059)
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments             432,772       10,107,340        2,034,160        6,821,863
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                    712,524        8,750,447        1,830,909        4,493,230
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Contract deposits                            3,455          (26,010)         369,797            7,829
   Administrative charges                      (3,115)         (26,329)         (10,558)         (15,255)
   Net transfers from (to) other
    Sub-accounts or fixed rate
    option                                  1,553,650         (267,346)         987,342          142,897
   Contract withdrawals                      (733,317)      (4,829,042)        (199,673)      (1,965,852)
   Deferred sales charges                     (16,846)         (48,170)          (5,946)         (10,259)
   Death benefits                             (86,524)        (525,692)         (66,200)        (110,275)
   Annuity payments                                 0          (29,984)          (3,867)               0
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                                 717,303       (5,752,573)       1,070,895       (1,950,915)
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                     1,429,827        2,997,874        2,901,804        2,542,315
NET ASSETS:
   Beginning of year                        2,100,507       31,923,533        5,541,032       14,656,734
                                       --------------   --------------   --------------   --------------
   End of year                         $    3,530,334    $  34,921,407    $   8,442,836    $  17,199,049
                                       ==============   ==============   ==============   ==============
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)        $      131,078   ($     333,764)  ($      43,892)  ($     286,809)
   Net realized gain (loss) on
    investments                                26,932       (2,516,441)        (365,443)      (6,142,639)
   Capital gain distributions from
    mutual funds                                    0        1,463,970          184,831                0
   Net unrealized appreciation
    (depreciation) of investments             105,683      (10,727,172)      (1,307,904)      (1,112,068)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                    263,693      (12,113,407)      (1,532,408)      (7,541,516)
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Contract deposits                          317,403           20,711        2,770,251           15,056
   Administrative charges                      (1,889)         (34,730)          (7,828)         (19,411)
   Net transfers from (to) other
    Sub-accounts or fixed rate
    option                                    537,210       (2,910,403)         608,983       (1,994,977)
   Contract withdrawals                      (956,911)     (11,863,862)        (208,796)      (5,137,670)
   Deferred sales charges                     (13,368)        (168,471)          (5,210)         (50,747)
   Death benefits                             (25,308)        (566,968)             307         (153,663)
   Annuity payments                                 0           (2,561)          (2,317)          (5,001)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                                (142,863)     (15,526,284)       3,155,390       (7,346,413)
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                       120,830      (27,639,691)       1,622,982      (14,887,929)
NET ASSETS:
   Beginning of year                        1,979,677       59,563,224        3,918,050       29,544,663
                                       --------------   --------------   --------------   --------------
   End of year                         $    2,100,507    $  31,923,533    $   5,541,032    $  14,656,734
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                      VA A
                                       17

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT A

                                                                                            Alliance-
                                         Alliance-        Alliance-        Alliance-        Bernstein
                                         Bernstein        Bernstein        Bernstein       International
                                           Growth         High Yield      International       Value
                                         Portfolio        Portfolio        Portfolio        Portfolio
                                         - Class B        - Class A        - Class A        - Class A
                                        Sub-account      Sub-account      Sub-account      Sub-account
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)        ($      32,896)  $      106,721   ($      54,931)  ($      10,826)
   Net realized gain (loss) on
    investments                              (117,315)         (85,645)          58,670          177,276
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments             823,367          510,038        1,176,037          227,902
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                    673,156          531,114        1,179,776          394,352
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Contract deposits                          261,080          135,864          109,635           98,499
   Administrative charges                      (3,998)          (3,758)          (4,442)          (1,214)
   Net transfers from (to) other
    Sub-accounts or fixed rate
    option                                    366,445          782,932          209,398          166,913
   Contract withdrawals                      (140,031)        (258,186)        (553,003)         (27,611)
   Deferred sales charges                      (4,005)          (6,680)          (6,557)            (922)
   Death benefits                               7,185          (14,472)          (1,758)          (4,059)
   Annuity payments                                 0             (575)               0                0
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                                 486,676          635,125         (246,727)         231,606
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                     1,159,832        1,166,239          933,049          625,958
NET ASSETS:
   Beginning of year                        1,791,241        2,448,826        4,187,630          703,528
                                       --------------   --------------   --------------   --------------
   End of year                          $   2,951,073   $    3,615,065    $   5,120,679    $   1,329,486
                                       ==============   ==============   ==============   ==============
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)        ($      26,380)  $      110,606   ($      72,130)  ($       6,190)
   Net realized gain (loss) on
    investments                              (299,644)        (143,921)      (3,978,781)         (91,627)
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments            (347,603)         (58,112)       3,150,991           41,122
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                   (673,627)         (91,427)        (899,920)         (56,695)
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Contract deposits                          909,250          479,679          274,758          344,342
   Administrative charges                      (3,017)          (2,095)          (5,435)            (606)
   Net transfers from (to) other
    Sub-accounts or fixed rate
    option                                    (83,378)         540,815         (539,827)         354,561
   Contract withdrawals                       (79,275)        (279,371)      (1,237,860)         (11,762)
   Deferred sales charges                      (4,286)          (6,310)         (25,015)             (37)
   Death benefits                                 300          (24,189)         (39,459)               0
   Annuity payments                                 0             (446)               0                0
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                                 739,594          708,083       (1,572,838)         686,498
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                        65,967          616,656       (2,472,758)         629,803
NET ASSETS:
   Beginning of year                        1,725,274        1,832,170        6,660,388           73,725
                                       --------------   --------------   --------------   --------------
   End of year                          $   1,791,241   $    2,448,826    $   4,187,630    $     703,528
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                      VA A
                                       18

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT A

                                         Alliance-        Alliance-        Alliance-        Alliance-
                                         Bernstein        Bernstein        Bernstein        Bernstein
                                        Money Market     Money Market    Premier Growth   Premier Growth
                                         Portfolio        Portfolio        Portfolio        Portfolio
                                         - Class A        - Class B        - Class A        - Class B
                                        Sub-account       Sub-account     Sub-account      Sub-account
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)        ($      59,457)  ($      60,415)  ($     336,324)  ($      47,741)
   Net realized gain (loss) on
    investments                                     0                0       (2,920,479)          24,114
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments                   0                0        8,049,101          690,401
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                    (59,457)         (60,415)       4,792,298          666,774
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Contract deposits                            4,737        1,277,075           (5,895)         140,620
   Administrative charges                      (5,958)          (6,186)         (22,585)          (5,697)
   Net transfers from (to) other
    Sub-accounts or fixed rate
    option                                    415,018         (356,352)        (666,363)         197,171
   Contract withdrawals                    (4,404,109)      (1,300,061)      (2,628,177)        (108,984)
   Deferred sales charges                     (26,476)          (1,783)         (31,625)          (3,162)
   Death benefits                             (74,180)               0         (173,996)         (32,116)
   Annuity payments                                 0                0           (1,028)               0
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                              (4,090,968)        (387,307)      (3,529,669)         187,832
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                    (4,150,425)        (447,722)       1,262,629          854,606
NET ASSETS:
   Beginning of year                        9,815,361        4,579,386       23,691,145        3,015,889
                                       --------------   --------------   --------------   --------------
   End of year                          $   5,664,936    $   4,131,664    $  24,953,774    $   3,870,495
                                       ==============   ==============   ==============   ==============
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)        ($      43,376)  ($      22,763)  ($     479,685)  ($      42,560)
   Net realized gain (loss) on
    investments                                     0                0       (8,082,605)      (1,207,635)
   Capital gain distributions from
    mutual funds                                  (33)               0                0                0
   Net unrealized appreciation
    (depreciation) of investments                   0                0       (5,429,619)          47,146
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                    (43,409)         (22,763)     (13,991,909)      (1,203,049)
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Contract deposits                           46,831        5,548,923           72,733        1,349,473
   Administrative charges                     (12,548)          (4,202)         (31,141)          (4,668)
   Net transfers from (to) other
    Sub-accounts or fixed rate
    option                                  2,538,592         (930,773)      (4,915,652)         377,641
   Contract withdrawals                   (10,252,479)      (3,026,276)      (7,812,938)         (68,149)
   Deferred sales charges                    (142,242)            (405)        (128,889)          (2,849)
   Death benefits                            (230,828)             352         (350,671)             292
   Annuity payments                                 0                0           (1,350)               0
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                              (8,052,674)       1,587,619      (13,167,908)       1,651,740
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                    (8,096,083)       1,564,856      (27,159,817)         448,691
NET ASSETS:
   Beginning of year                       17,911,444        3,014,530       50,850,962        2,567,198
                                       --------------   --------------   --------------   --------------
   End of year                          $   9,815,361    $   4,579,386    $  23,691,145    $   3,015,889
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                      VA A
                                       19

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT A

                                                          Alliance-        Alliance-
                                         Alliance-        Bernstein        Bernstein        Alliance-
                                         Bernstein       Real Estate       Small Cap        Bernstein
                                           Quasar         Investment         Value          Technology
                                         Portfolio        Portfolio         Portfolio       Portfolio
                                         - Class A        - Class A         - Class A       - Class A
                                        Sub-account      Sub-account      Sub-account      Sub-account
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)        ($      68,107)  $       41,978    $       4,737   ($     186,288)
   Net realized gain (loss) on
    investments                              (373,642)         165,810          (54,348)      (3,471,665)
   Capital gain distributions from
    mutual funds                                    0                0           11,290                0
   Net unrealized appreciation
    (depreciation) of investments           2,345,173          843,804        1,001,006        8,327,719
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                  1,903,424        1,051,592          962,685        4,669,766
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Contract deposits                           63,812           65,946          115,305            9,497
   Administrative charges                      (4,234)          (3,628)          (3,774)         (14,223)
   Net transfers from (to) other
    Sub-accounts or fixed rate
    option                                    149,945           49,215          610,252         (293,580)
   Contract withdrawals                      (496,875)        (456,651)        (201,800)      (1,338,312)
   Deferred sales charges                      (9,186)          (7,307)         (11,182)         (20,995)
   Death benefits                             (31,818)          49,283          (26,671)        (159,018)
   Annuity payments                              (758)            (251)               0           (5,583)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                                (329,114)        (303,393)         482,130       (1,822,214)
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                     1,574,310          748,199        1,444,815        2,847,552
NET ASSETS:
   Beginning of year                        4,254,401        2,954,441        2,454,151       11,843,205
                                       --------------   --------------   --------------   --------------
   End of year                          $   5,828,711   $    3,702,640    $   3,898,966    $  14,690,757
                                       ==============   ==============   ==============   ==============
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)        ($      80,398)  $       32,213   ($      23,101)  ($     255,067)
   Net realized gain (loss) on
    investments                              (767,736)         180,091           (8,629)      (8,787,261)
   Capital gain distributions from
    mutual funds                                    0                0              240                0
   Net unrealized appreciation
    (depreciation) of investments          (1,453,355)        (239,461)        (271,956)      (1,593,981)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                 (2,301,489)         (27,157)        (303,446)     (10,636,309)
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Contract deposits                          213,211          377,719        1,340,611           83,761
   Administrative charges                      (4,685)          (2,843)          (2,784)         (17,926)
   Net transfers from (to) other
    Sub-accounts or fixed rate
    option                                   (188,812)         708,203          398,362       (2,717,333)
   Contract withdrawals                    (1,287,848)        (787,236)        (107,195)      (3,372,706)
   Deferred sales charges                     (31,243)         (19,821)          (6,295)         (73,720)
   Death benefits                             (12,531)          (8,346)               0         (221,309)
   Annuity payments                           (11,149)            (232)               0           (5,446)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                              (1,323,057)         267,444        1,622,699       (6,324,679)
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                    (3,624,546)         240,287        1,319,253      (16,960,988)
NET ASSETS:
   Beginning of year                        7,878,947        2,714,154        1,134,898       28,804,193
                                       --------------   --------------   --------------   --------------
   End of year                          $   4,254,401   $    2,954,441    $   2,454,151    $  11,843,205
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                      VA A
                                       20

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT A

                                                                            Alliance-        Alliance-
                                                                           Bernstein        Bernstein
                                                                              U.S.             U.S.
                                          Alliance-        Alliance-       Government/      Government/
                                         Bernstein        Bernstein        High Grade       High Grade
                                         Technology      Total Return      Securities       Securities
                                         Portfolio -      Portfolio -      Portfolio -      Portfolio -
                                          Class B          Class A          Class A          Class B
                                        Sub-account      Sub-account      Sub-account      Sub-account
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)        ($      22,282)  $      155,745   $      343,742   $        4,796
   Net realized gain (loss) on
    investments                              (151,065)        (308,077)         475,526            1,948
   Capital gain distributions from
    mutual funds                                    0                0            4,652               69
   Net unrealized appreciation
    (depreciation) of investments             721,264        2,137,321         (474,839)          (2,863)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                    547,917        1,984,989          349,081            3,950
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Contract deposits                           80,115          194,266          865,945                0
   Administrative charges                      (2,693)         (11,192)         (14,110)            (105)
   Net transfers from (to) other
    Sub-accounts or fixed rate option          52,419          353,155       (2,163,406)         (29,933)
   Contract withdrawals                       (64,751)        (952,764)      (3,162,104)          (9,163)
   Deferred sales charges                        (735)          (8,733)         (79,021)               0
   Death benefits                                 350         (129,594)        (670,653)               0
   Annuity payments                                 0           (6,732)          (6,453)               0
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal transactions         64,705         (561,594)      (5,229,802)         (39,201)
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                       612,622        1,423,395       (4,880,721)         (35,251)
NET ASSETS:
   Beginning of year                        1,238,781       11,718,498       16,573,301          218,398
                                       --------------   --------------   --------------   --------------
   End of year                          $   1,851,403   $   13,141,893   $   11,692,580   $      183,147
                                       ==============   ==============   ==============   ==============
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)        ($      18,838)  $      170,149   $      123,238   $        1,600
   Net realized gain (loss) on
    investments                              (164,523)        (534,559)         176,730              771
   Capital gain distributions from
    mutual funds                                    0           62,349                0                0
   Net unrealized appreciation
    (depreciation) of investments            (592,052)      (1,510,360)         577,120            7,710
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                   (775,413)      (1,812,421)         877,088           10,081
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Contract deposits                          724,924        1,063,596        2,831,576                0
   Administrative charges                      (2,128)         (11,101)         (11,207)             (63)
   Net transfers from (to) other
    Sub-accounts or fixed rate
    option                                    180,922          699,665        7,537,989           62,540
   Contract withdrawals                       (36,429)      (3,454,550)      (3,576,952)          (8,073)
   Deferred sales charges                      (1,576)         (47,118)         (79,057)            (115)
   Death benefits                                   0         (581,319)        (156,338)               0
   Annuity payments                                 0           (5,379)          (4,977)               0
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                                 865,713       (2,336,206)       6,541,034           54,289
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                        90,300       (4,148,627)       7,418,122           64,370
NET ASSETS:
   Beginning of year                        1,148,481       15,867,125        9,155,179          154,028
                                       --------------   --------------   --------------   --------------
   End of year                          $   1,238,781   $   11,718,498   $   16,573,301   $      218,398
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                      VA A
                                       21

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT A

                                                                           Alliance-
                                          Alliance-        Alliance-       Bernstein
                                         Bernstein        Bernstein        Worldwide
                                       Utility Income       Value        Privitization     Delaware VIP
                                        Portfolio -      Portfolio -      Portfolio -       Balanced
                                          Class A          Class B          Class A          Series
                                        Sub-account      Sub-account      Sub-account      Sub-account
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)        $       59,934   ($      22,401)  ($       9,050)  $        4,406
   Net realized gain (loss) on
    investments                              (287,810)         (75,329)        (357,096)         (37,281)
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments             791,609          910,636        1,681,533           60,643
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                    563,733          812,906        1,315,387           27,768
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Contract deposits                           78,985          257,288           10,288                0
   Administrative charges                      (3,193)          (5,071)          (3,647)            (227)
   Net transfers from (to) other
    Sub-accounts or fixed rate
    option                                    174,727          726,414           36,366               (2)
   Contract withdrawals                      (455,071)        (132,748)        (540,451)         (71,695)
   Deferred sales charges                      (8,172)          (3,644)          (6,727)               0
   Death benefits                               9,486          (13,056)         (30,611)               0
   Annuity payments                                 0                0             (270)               0
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                                (203,238)         829,183         (535,052)         (71,924)
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                       360,495        1,642,089          780,335          (44,156)
NET ASSETS:
   Beginning of year                        3,248,994        2,752,506        3,612,635          206,514
                                       --------------   --------------   --------------   --------------
   End of year                         $    3,609,489    $   4,394,595    $   4,392,970   $      162,358
                                       ==============   ==============   ==============   ==============
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)        $       24,364   ($      33,243)   $      16,524   $        4,445
   Net realized gain (loss) on
    investments                            (1,137,980)        (229,482)        (782,351)          (7,931)
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments            (228,956)        (325,442)         552,030          (40,862)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                 (1,342,572)        (588,167)        (213,797)         (44,348)
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Contract deposits                          283,894        1,472,938          184,927                0
   Administrative charges                      (3,976)          (4,236)          (4,251)            (219)
   Net transfers from (to) other
    Sub-accounts or fixed rate
    option                                   (610,125)         (85,555)        (310,707)               1
   Contract withdrawals                    (1,198,183)        (157,305)      (1,175,839)         (20,578)
   Deferred sales charges                     (14,040)          (8,825)         (20,474)               0
   Death benefits                             (26,646)               0          (64,712)               0
   Annuity payments                                 0                0             (262)               0
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                              (1,569,076)       1,217,017       (1,391,318)         (20,796)
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                    (2,911,648)         628,850       (1,605,115)         (65,144)
NET ASSETS:
   Beginning of year                        6,160,642        2,123,656        5,217,750          271,658
                                       --------------   --------------   --------------   --------------
   End of year                         $    3,248,994    $   2,752,506    $   3,612,635   $      206,514
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                      VA A
                                       22

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT A


                                        Delaware VIP     Delaware VIP     Delaware VIP
                                          Capital            Cash            Growth        Delaware VIP
                                          Reserves         Reserves      Opportunities      High Yield
                                           Series           Series           Series           Series
                                        Sub-account      Sub-account      Sub-account       Sub-account
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)        $        8,140   ($       2,901)  ($       7,589)  $        5,205
   Net realized gain (loss) on
    investments                                 9,508                0         (127,661)         (29,233)
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments              (5,904)               0          335,616           42,081
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                     11,744           (2,901)         200,366           18,053
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Contract deposits                                0                0                0                0
   Administrative charges                        (110)            (148)            (665)             (85)
   Net transfers from (to) other
    Sub-accounts or fixed rate
    option                                   (132,697)         411,108         (138,922)              (1)
   Contract withdrawals                       (16,100)               0          (92,314)         (46,212)
   Deferred sales charges                           0                0                0                0
   Death benefits                                   0                0                0                0
   Annuity payments                                 0                0                0                0
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                                (148,907)         410,960         (231,901)         (46,298)
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                      (137,163)         408,059          (31,535)         (28,245)
NET ASSETS:
   Beginning of year                          365,813          176,427          646,456           80,216
                                       --------------   --------------   --------------   --------------
   End of year                         $      228,650    $     584,486    $     614,921   $       51,971
                                       ==============   ==============   ==============   ==============
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)        $       10,977    $          11    $     149,138   $       11,462
   Net realized gain (loss) on
    investments                                   113                0         (325,742)         (42,175)
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments               7,347                0         (141,307)          29,867
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                     18,437               11         (317,911)            (846)
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Contract deposits                                0                0                0                0
   Administrative charges                        (149)             (94)          (1,084)            (112)
   Net transfers from (to) other
    Sub-accounts or fixed rate
    option                                     37,985                0           (2,036)               0
   Contract withdrawals                        (2,087)         (22,757)        (727,632)         (48,994)
   Deferred sales charges                           0                0                0                0
   Death benefits                                   0                0                0                0
   Annuity payments                                 0                0                0                0
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                                  35,749          (22,851)        (730,752)         (49,106)
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                        54,186          (22,840)      (1,048,663)         (49,952)
NET ASSETS:
   Beginning of year                          311,627          199,267        1,695,119          130,168
                                       --------------   --------------   --------------   --------------
   End of year                         $      365,813    $     176,427    $     646,456   $       80,216
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                      VA A
                                       23

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT A

                                                                          Dreyfus VIF
                                                                          Small Company    Fidelity VIP
                                        Delaware VIP     Dreyfus Stock       Stock         Asset Manager
                                         Large Cap        Index Fund      Portfolio -      Portfolio -
                                           Value          - Initial         Initial          Initial
                                          Series           shares           shares           Class
                                        Sub-account      Sub-account      Sub-account      Sub-account
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)        $       19,966    $       1,255   ($       2,722)  $       17,234
   Net realized gain (loss) on
    investments                              (118,316)         (92,633)          (3,523)         (27,484)
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments             571,749          499,070           77,836          121,780
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                    473,399          407,692           71,591          111,530
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Contract deposits                                0            7,212            2,700                0
   Administrative charges                      (1,225)          (1,789)            (198)            (537)
   Net transfers from (to) other
    Sub-accounts or fixed rate
    option                                   (139,493)          55,242           15,144            4,024
   Contract withdrawals                      (950,174)        (232,375)         (22,850)         (71,448)
   Deferred sales charges                           0             (679)            (403)            (454)
   Death benefits                                   0          (25,583)         (11,018)               0
   Annuity payments                                 0                0                0                0
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                              (1,090,892)        (197,972)         (16,625)         (68,415)
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                      (617,493)         209,720           54,966           43,115
NET ASSETS:
   Beginning of year                        2,244,867        1,652,800          195,115          748,527
                                       --------------   --------------   --------------   --------------
   End of year                         $    1,627,374    $   1,862,520    $     250,081   $      791,642
                                       ==============   ==============   ==============   ==============
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)        $       12,147   ($       2,370)  ($       2,803)  $       26,212
   Net realized gain (loss) on
    investments                               (69,956)        (265,159)           2,066          (89,560)
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments            (560,736)        (381,559)         (49,664)         (43,890)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                   (618,545)        (649,088)         (50,401)        (107,238)
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Contract deposits                                0           15,049            1,201            2,100
   Administrative charges                      (1,534)          (2,344)            (170)            (665)
   Net transfers from (to) other
    Sub-accounts or fixed rate
    option                                    (35,937)        (176,190)          27,743         (136,423)
   Contract withdrawals                      (512,020)        (446,973)         (12,739)         (95,281)
   Deferred sales charges                           0           (9,615)             (66)          (1,650)
   Death benefits                                   0                0                0          (12,808)
   Annuity payments                                 0                0                0                0
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                                (549,491)        (620,073)          15,969         (244,727)
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                    (1,168,036)      (1,269,161)         (34,432)        (351,965)
NET ASSETS:
   Beginning of year                        3,412,903        2,921,961          229,547        1,100,492
                                       --------------   --------------   --------------   --------------
   End of year                         $    2,244,867    $   1,652,800    $     195,115   $      748,527
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                      VA A
                                       24

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT A

                                                                                           Fidelity VIP
                                        Fidelity VIP     Fidelity VIP     Fidelity VIP     Investment
                                        Contrafund         Growth         High Income      Grade Bond
                                        Portfolio -      Portfolio -      Portfolio -      Portfolio -
                                       Initial Class    Initial Class    Initial Class    Initial Class
                                        Sub-account      Sub-account      Sub-account      Sub-account
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)        ($       6,181)  ($      20,523)  $       13,214   $       24,640
   Net realized gain (loss) on
    investments                                (8,101)        (243,399)         (33,128)          10,591
   Capital gain distributions from
    mutual funds                                    0                0                0            3,034
   Net unrealized appreciation
    (depreciation) of investments             171,897          763,421           69,719          (13,521)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                    157,615          499,499           49,805           24,744
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Contract deposits                           15,454           12,075            2,760            1,800
   Administrative charges                        (963)          (2,040)            (161)            (572)
   Net transfers from (to) other
    Sub-accounts or fixed rate
    option                                       (522)          (2,971)             285          (17,533)
   Contract withdrawals                       (23,874)        (269,951)         (32,950)         (82,957)
   Deferred sales charges                      (1,215)          (1,686)            (224)            (464)
   Death benefits                                   0          (31,227)               0                0
   Annuity payments                                 0                0                0          (20,371)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                                 (11,120)        (295,800)         (30,290)        (120,097)
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                       146,495          203,699           19,515          (95,353)
NET ASSETS:
   Beginning of year                          597,892        1,769,169          214,694          701,384
                                       --------------   --------------   --------------   --------------
   End of year                          $     744,387    $   1,972,868   $      234,209   $      606,031
                                       ==============   ==============   ==============   ==============
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)        ($       3,778)  ($      28,107)  $       26,145   $       12,567
   Net realized gain (loss) on
    investments                               (21,865)        (490,686)         (89,851)          21,578
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments             (45,617)        (463,682)          66,552           24,293
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                    (71,260)        (982,475)           2,846           58,438
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Contract deposits                           19,379           25,629            2,110              750
   Administrative charges                        (938)          (2,556)            (185)            (440)
   Net transfers from (to) other
    Sub-accounts or fixed rate
   option                                      96,862         (186,680)         (71,915)          80,538
   Contract withdrawals                       (50,343)        (409,365)         (23,959)         (66,428)
   Deferred sales charges                        (696)          (8,579)            (310)          (1,333)
   Death benefits                                   0                0                0                0
   Annuity payments                                 0          (17,529)               0                0
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                                  64,264         (599,080)         (94,259)          13,087
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                        (6,996)      (1,581,555)         (91,413)          71,525
NET ASSETS:
   Beginning of year                          604,888        3,350,724          306,107          629,859
                                       --------------   --------------   --------------   --------------
   End of year                          $     597,892    $   1,769,169   $      214,694   $      701,384
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                      VA A
                                       25

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT A

                                        Fidelity VIP     Fidelity VIP                     Merrill Lynch
                                        Money Market       Overseas       Mercury HW       Basic Value
                                        Portfolio -      Portfolio -      International     V.I. Fund
                                       Initial Class    Initial Class     VIP Portfolio     - Class I
                                        Sub-account      Sub-account      Sub-account      Sub-account
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)        ($       7,541)  ($         332)  ($         290)  ($         150)
   Net realized gain (loss) on
    investments                                     0          (22,105)          (1,187)             (20)
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments                   0           48,590            6,025           22,130
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                     (7,541)          26,153            4,548           21,960
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Contract deposits                            3,000                0                0                0
   Administrative charges                      (1,918)             (94)             (21)             (73)
   Net transfers from (to) other
    Sub-accounts or fixed rate
    option                                     15,778              (11)         (21,377)               1
   Contract withdrawals                      (492,362)         (43,794)               0                0
   Deferred sales charges                      (9,074)             (58)               0                0
   Death benefits                             (12,099)               0                0            4,048
   Annuity payments                                 0                0                0                0
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                                (496,675)         (43,957)         (21,398)           3,976
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                      (504,216)         (17,804)         (16,850)          25,936
NET ASSETS:
   Beginning of year                        2,162,279           89,442           16,850           64,487
                                       --------------   --------------   --------------   --------------
   End of year                          $   1,658,063    $      71,638    $           0    $      90,423
                                       ==============   ==============   ==============   ==============
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)         $       7,549   ($         723)   $         449    $          27
   Net realized gain (loss) on
    investments                                     0          (20,120)             (17)               5
   Capital gain distributions from
    mutual funds                                    0                0                0              475
   Net unrealized appreciation
    (depreciation) of investments                   0          (10,507)          (2,900)         (15,555)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                      7,549          (31,350)          (2,468)         (15,048)
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Contract deposits                           15,495                0                0                0
   Administrative charges                      (2,502)             (93)             (23)             (71)
   Net transfers from (to) other
    Sub-accounts or fixed rate
    option                                    583,069          (19,231)               0               (1)
   Contract withdrawals                    (1,512,684)          (1,837)               0                0
   Deferred sales charges                     (37,690)               0                0                0
   Death benefits                            (178,614)               0                0                0
   Annuity payments                                 0           (8,591)               0                0
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                              (1,132,926)         (29,752)             (23)             (72)
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                    (1,125,377)         (61,102)          (2,491)         (15,120)
NET ASSETS:
   Beginning of year                        3,287,656          150,544           19,341           79,607
                                       --------------   --------------   --------------   --------------
   End of year                          $   2,162,279    $      89,442    $      16,850    $      64,487
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                      VA A
                                       26

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT A

                                                         Merrill Lynch
                                                         Developing       Merrill Lynch
                                        Merrill Lynch      Capital           Global        Merrill Lynch
                                         Core Bond         Markets         Allocation      Global Growth
                                         V.I. Fund        V.I. Fund         V.I. Fund        V.I. Fund
                                         - Class I        - Class I        - Class I        - Class I
                                         Sub-account     Sub-account       Sub-account      Sub-account
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)        $        1,714    $          20   $          761   ($          35)
   Net realized gain (loss) on
    investments                                   237             (881)            (235)             (67)
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments                 337            3,324           11,487            3,339
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                      2,288            2,463           12,013            3,237
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Contract deposits                                0                0                0                0
   Administrative charges                         (56)              (6)             (41)              (9)
   Net transfers from (to) other
    Sub-accounts or fixed rate
    option                                          0           (8,786)           8,785                2
   Contract withdrawals                        (1,515)               0                0                0
   Deferred sales charges                           0                0                0                0
   Death benefits                                   0                0                0            2,446
   Annuity payments                                 0                0                0                0
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                                  (1,571)          (8,792)           8,744            2,439
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                           717           (6,329)          20,757            5,676
NET ASSETS:
   Beginning of year                           69,985            6,329           34,480            6,981
                                       --------------   --------------   --------------   --------------
   End of year                         $       70,702    $           0   $       55,237    $      12,657
                                       ==============   ==============   ==============   ==============
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)        $        2,237   ($          68)  $          761   ($         101)
   Net realized gain (loss) on
    investments                                   132              (12)             (80)             (20)
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments               2,900             (742)          (4,271)          (2,696)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                      5,269             (822)          (3,590)          (2,817)
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Contract deposits                                0                0                0                0
   Administrative charges                         (53)              (7)             (36)              (8)
   Net transfers from (to) other
    Sub-accounts or fixed rate
    option                                          2                0                0               (1)
   Contract withdrawals                        (1,990)               0                0                0
   Deferred sales charges                         (36)               0                0                0
   Death benefits                                   0                0                0                0
   Annuity payments                                 0                0                0                0
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                                  (2,077)              (7)             (36)              (9)
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                         3,192             (829)          (3,626)          (2,826)
NET ASSETS:
   Beginning of year                           66,793            7,158           38,106            9,807
                                       --------------   --------------   --------------   --------------
   End of year                         $       69,985    $       6,329   $       34,480    $       6,981
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                      VA A
                                       27

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT A

                                        Merrill Lynch    Merrill Lynch
                                        High Current    International    Merrill Lynch      UBS Series
                                           Income           Value        Large Cap Core   Trust Tactical
                                         V.I. Fund        V.I. Fund        V.I. Fund        Allocation
                                         - Class I        - Class I        - Class I        Portfolio
                                        Sub-account      Sub-account      Sub-account      Sub-account
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)        $        2,487   $          619   ($         144)  ($         662)
   Net realized gain (loss) on
    investments                                  (107)               3              (84)         (74,170)
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments               5,830            1,608            4,352          127,692
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                      8,210            2,230            4,124           52,860
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Contract deposits                                0                0                0                0
   Administrative charges                         (34)              (2)             (13)            (405)
   Net transfers from (to) other
    Sub-accounts or fixed rate
    option                                         (1)          21,377                0         (129,668)
   Contract withdrawals                             0                0                0          (19,221)
   Deferred sales charges                           0                0                0              (13)
   Death benefits                               4,397                0            3,350                0
   Annuity payments                                 0                0                0                0
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                                   4,362           21,375            3,337         (149,307)
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                        12,572           23,605            7,461          (96,447)
NET ASSETS:
   Beginning of year                           27,595                0            9,501          294,661
                                       --------------   --------------   --------------   --------------
   End of year                         $       40,167   $       23,605    $      16,962    $     198,214
                                       ==============   ==============   ==============   ==============
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)        $        2,447   $            0   ($          59)  ($       1,953)
   Net realized gain (loss) on
    investments                                   (45)               0              (31)        (103,583)
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments              (3,208)               0           (2,017)         (28,944)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                       (806)               0           (2,107)        (134,480)
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Contract deposits                                0                0                0                0
   Administrative charges                         (27)               0              (11)            (667)
   Net transfers from (to) other
    Sub-accounts or fixed rate
    option                                          0                0                1         (136,296)
   Contract withdrawals                             0                0                0          (20,433)
   Deferred sales charges                           0                0                0                0
   Death benefits                                   0                0                0          (10,158)
   Annuity payments                                 0                0                0                0
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                                     (27)               0              (10)        (167,554)
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                          (833)               0           (2,117)        (302,034)
NET ASSETS:
   Beginning of year                           28,428                0           11,618          596,695
                                       --------------   --------------   --------------   --------------
   End of year                         $       27,595   $            0    $       9,501    $     294,661
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                      VA A
                                       28

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT A

                                          Van Eck           Van Eck
                                         Worldwide         Worldwide
                                         Emerging        Hard Assets
                                       Markets Fund          Fund
                                        Sub-account      Sub-account
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)        ($         233)  ($         225)
   Net realized gain (loss) on
    investments                                    32               69
   Capital gain distributions from
    mutual funds                                    0                0
   Net unrealized appreciation
    (depreciation) of investments              14,529            4,703
                                       --------------   --------------
Increase (decrease) in net assets
 resulting from operations                     14,328            4,547
                                       --------------   --------------
PRINCIPAL TRANSACTIONS:
   Contract deposits                              700                0
   Administrative charges                         (27)             (27)
   Net transfers from (to) other
    Sub-accounts or fixed rate
    option                                     16,274                0
   Contract withdrawals                             0             (295)
   Deferred sales charges                           0               (1)
   Death benefits                                   0                0
   Annuity payments                                 0                0
                                       --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                                 16,947             (323)
                                       --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                        31,275            4,224
NET ASSETS:
   Beginning of year                           23,547           10,771
                                       --------------   --------------
   End of year                          $      54,822    $      14,995
                                       ==============   ==============
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)        ($         179)  ($          65)
   Net realized gain (loss) on
    investments                                (4,027)             (12)
   Capital gain distributions from
    mutual funds                                    0                0
   Net unrealized appreciation
    (depreciation) of investments               2,303             (357)
                                       --------------   --------------
Increase (decrease) in net assets
 resulting from operations                     (1,903)            (434)
                                       --------------   --------------
PRINCIPAL TRANSACTIONS:
   Contract deposits                                0                0
   Administrative charges                         (12)             (22)
   Net transfers from (to) other
    Sub-accounts or fixed rate
    option                                     11,538            3,309
   Contract withdrawals                             0              (94)
   Deferred sales charges                           0               (3)
   Death benefits                                   0                0
   Annuity payments                                 0                0
                                       --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                                  11,526            3,190
                                       --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                         9,623            2,756
NET ASSETS:
   Beginning of year                           13,924            8,015
                                       --------------   --------------
   End of year                          $      23,547    $      10,771
                                       ==============   ==============

See accompanying notes.
                                      VA A
                                       29

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

Note A - Organization

     Variable Account A (the "Account") was established by American International Life Assurance Company of New York (the "Company") to fund individual single purchase payment deferred variable annuity contracts, individual flexible premium deferred variable annuity contracts and group flexible premium deferred variable annuity contracts (the "contracts") issued by the Company. The following products are offered by the Account: Ovation, Ovation Plus, Ovation Advisor, Retirement Gold and Vanguard SPIA. The Alliance Gallery Product and Variable Annuity product are no longer offered. Paradigm, Trilogy, and Profile were discontinued as of May 1, 2003. The Company is an indirect, wholly-owned subsidiary of American International Group, Inc. The Account is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

     The Account is divided into "Sub-accounts", which invest in independently managed mutual fund portfolios ("Funds"). As of December 31, 2003, the Funds available to contract owners through the various Sub-accounts were as follows:

AIM Variable Insurance Funds:
   AIM V.I. Capital Appreciation Fund - Series I shares
   AIM V.I. International Growth Fund - Series I shares

AllianceBernstein Variable Products Series Funds, Inc.:
   AllianceBernstein Americas Government Income Portfolio - Class A AllianceBernstein Global Bond Portfolio - Class A
   AllianceBernstein Global Dollar Government Portfolio - Class A
   AllianceBernstein Growth and Income Portfolio - Class A
   AllianceBernstein Growth and Income Portfolio - Class B
   AllianceBernstein Growth Portfolio - Class A
   AllianceBernstein Growth Portfolio - Class B
   AllianceBernstein High Yield Portfolio - Class A
   AllianceBernstein International Portfolio - Class A
   AllianceBernstein International Value Portfolio - Class A
   AllianceBernstein Money Market Portfolio - Class A
   AllianceBernstein Money Market Portfolio - Class B
   AllianceBernstein Premier Growth Portfolio - Class A
   AllianceBernstein Premier Growth Portfolio - Class B
   AllianceBernstein Quasar Portfolio - Class A
   AllianceBernstein Real Estate Investment Portfolio - Class A
   AllianceBernstein Small Cap Value Portfolio - Class A
   AllianceBernstein Technology Portfolio - Class A
   AllianceBernstein Technology Portfolio - Class B
   AllianceBernstein Total Return Portfolio - Class A
   AllianceBernstein U.S. Government/High Grade Securities Portfolio - Class A AllianceBernstein U.S. Government/High Grade Securities Portfolio - Class B AllianceBernstein Utility Income Portfolio - Class A
   AllianceBernstein Value Portfolio - Class B
   AllianceBernstein Worldwide Privatization Portfolio - Class A

American Fund Distributors, Inc.("American Fund"):
   AMCAP Fund /(4)/
   Capital World Growth and Income Fund /(4)/
   EuroPacific Growth Fund /(4)/
   SMALLCAP World Fund /(4)/
   The Bond Fund of America /(4)/
   The Investment Company of America /(4)/
   The New Economy Fund /(4)/
   Washington Mutual Investors Fund /(4)/

Delaware Group Premium Fund, Inc.:
   Delaware VIP Balanced Series
   Delaware VIP Capital Reserves Series
   Delaware VIP Cash Reserves Series
   Delaware VIP Growth Opportunities Series
   Delaware VIP High Yield Series
   Delaware VIP Large Cap Value Series

Dreyfus Stock Index Fund, Inc. - Initial shares

Dreyfus Variable Investment Fund ("Dreyfus VIF"):
   Small Company Stock Portfolio - Initial shares

Fidelity(R) Variable Insurance Products ("Fidelity VIP"):
   Asset Manager/SM/ Portfolio - Initial Class
   Contrafund(R) Portfolio - Initial Class
   Growth Portfolio - Initial Class
   High Income Portfolio - Initial Class
   Investment Grade Bond Portfolio - Initial Class
   Money Market Portfolio - Initial Class
   Overseas Portfolio - Initial Class

Franklin Templeton Variable Insurance Products Trust ("Franklin Templeton"):
   Foreign Fund /(4)/
   Gold and Precious Metals Fund /(4)/
   Mutual Financial Services Fund /(4)/

Liberty Financial Funds:
   High Yield Securities Fund /(4)/
   Newport Tiger Fund /(4)/

                                      VA A
                                       30

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note A - Organization - Continued

Merrill Lynch Variable Series Funds, Inc. ("Merrill Lynch"): /(5)/
   American Balanced V.I. Fund - Class I /(4)/
   Basic Value V.I. Fund - Class I
   Core Bond V.I. Fund - Class I
   Domestic Money Market V.I. Fund - Class I /(4)/
   Global Allocation V.I. Fund - Class I /(1)/
   Global Growth V.I. Fund - Class I
   High Current Income V.I. Fund - Class I
   International Value V.I. Fund - Class I /(2)/
   Large Cap Core V.I. Fund - Class I
   Large Cap Growth V.I. Fund - Class I /(4)/
   Small Cap Value V.I. Fund - Class I /(4)/
   Utilities and Telecom V.I. Fund - Class I /(4)/

MFS(R) Variable Insurance Trust/SM/ ("VIT"):
   MFS(R) Emerging Growth Series /(4)/
   MFS(R) New Discovery Series /(4)/
   MFS(R) Research Series /(4)/

Oppenheimer Variable Account Funds:
   Oppenheimer Centennial Money Market Trust /(4)/
   Oppenheimer International Bond Fund /(4)/
   Oppenheimer Strategic Income Fund /(4)/

Putnam Investments:
   Health Sciences Trust - Class A /(4)/
   International Voyager Fund - Class A /(4)/
   The Putnam Fund for Growth and Income - Class A /(4)/
   Voyager Fund - Class A /(4)/
   Voyager Fund II - Class A /(4)/

The Universal Institutional Funds, Inc. ("UIF"):
   Core Plus Fixed Income Portfolio - Class I /(4)/
   Equity Growth Portfolio - Class I /(4)/
   International Magnum Portfolio - Class I /(4)/
   Mid Cap Growth Portfolio - Class I /(4)/
   Money Market Portfolio - Class I /(4)/
   Technology Portfolio - Class I /(4)/
   Value Portfolio - Class I /(4)/

UBS Global Asset Management (US) Inc.:
   UBS Series Trust Tactical Allocation Portfolio

Van Eck Worldwide Insurance Trust ("Van Eck"):
   Worldwide Emerging Markets Fund
   Worldwide Hard Assets Fund

Vanguard Group:
   Vanguard(R) 500 Index Fund /(4)/
   Vanguard(R) Balanced Portfolio /(3)(4)/
   Vanguard(R) Diversified Value Portfolio /(3)(4)/ Vanguard(R) Dividend Growth Fund /(3)(4)/
   Vanguard(R) Equity Income Portfolio /(3)(4)/
   Vanguard(R) Equity Index Portfolio /(3)(4)/
   Vanguard(R) GNMA Fund /(3)(4)/
   Vanguard(R) Growth Portfolio /(3)(4)/
   Vanguard(R) Health Care Fund /(3)(4)/
   Vanguard(R) High Yield Bond Portfolio /(3)(4)/
   Vanguard(R) Inflation Protected Securities Fund /(3)(4)/ Vanguard(R) International Growth Fund /(4)/
   Vanguard(R) International Portfolio /(3)(4)/
   Vanguard(R) LifeStrategy(R) Conservative Growth Fund /(4)/ Vanguard(R) LifeStrategy(R) Growth Fund /(4)/
   Vanguard(R) LifeStrategy(R) Income Fund /(4)/
   Vanguard(R) LifeStrategy(R) Moderate Growth Fund /(4)/ Vanguard(R) MidCap Index Portfolio /(3)(4)/
   Vanguard(R) Money Market Portfolio /(3)(4)/
   Vanguard(R) PRIMECAP Fund /(4)/
   Vanguard(R) Prime Money Market Fund /(4)/
   Vanguard(R) REIT Index Portfolio /(3)(4)/
   Vanguard(R) Short Term Corporate Portfolio /(3)(4)/ Vanguard(R) Small Cap Growth Index Fund /(4)/
   Vanguard(R) Small Cap Value Index Fund /(4)/
   Vanguard(R) Small Company Growth Portfolio /(3)(4)/ Vanguard(R) Total Bond Market Index Fund /(4)/
   Vanguard(R) Total International Stock Index Fund /(3)(4)/ Vanguard(R) U.S. Growth Fund /(4)/
   Vanguard(R) Wellington Fund /(4)/
   Vanguard(R) Windsor Fund /(4)/

Vanguard Variable Insurance Fund:
   Vanguard VIF Balanced Portfolio /(4)/
   Vanguard VIF Capital Growth Portfolio /(3)(4)/
   Vanguard VIF Diversified Value Portfolio /(4)/
   Vanguard VIF Equity Income Portfolio /(4)/
   Vanguard VIF Equity Index Portfolio /(4)/
   Vanguard VIF Growth Portfolio /(4)/
   Vanguard VIF High Yield Bond Portfolio /(4)/
   Vanguard VIF International Portfolio /(4)/
   Vanguard VIF Mid-Cap Index Portfolio /(4)/
   Vanguard VIF Money Market Portfolio /(4)/
   Vanguard VIF REIT Index Portfolio /(4)/
   Vanguard VIF Short Term Corporate Portfolio /(4)/
   Vanguard VIF Small Company Growth Portfolio /(4)/
   Vanguard VIF Stock Market Index Portfolio /(3)(4)/
   Vanguard VIF Total Bond Market Index Portfolio /(4)/
   Vanguard VIF Total Stock Market Index Portfolio /(3)(4)/

                                      VA A
                                       31

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note A - Organization - Continued

/(1)/ Effective November 21, 2003, Merrill Lynch Developing Capital Markets V.I. Fund was reorganized into Merrill Lynch Global Allocation V.I. Fund.
/(2)/ Effective November 21, 2003, Mercury HW International VIP Portfolio was reorganized into Merrill Lynch International Value V.I. Fund.
/(3)/  Effective May 1, 2003, these Funds became available for investment.
/(4)/  These Sub-accounts had no activity in 2003 or 2002.
/(5)/ Effective September 2, 2003, Merrill Lynch redesignated the share class for these funds to Class I.

     In addition to the Sub-accounts listed above, a contract owner may allocate contract funds to a fixed account, which is part of the Company's general account. Contract owners should refer to the prospectus for a complete description of the available sub-accounts and the fixed account.

     The assets of the Account are segregated from the Company's other assets. The operations of the Account are part of the Company.

     Net purchases from the contracts are allocated to the Sub-accounts and invested in the Funds in accordance with policy owner instructions. The purchases are recorded as principal transactions in the Statement of Changes in Net Assets.

Note B - Summary of Significant Accounting Policies and Basis of Presentation

     The accompanying financial statements of the Sub-accounts of the Account have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). A summary of the significant accounting principles followed by the sub-accounts and the methods of applying those principles is presented below.

     Changes in presentation - Certain items have been reclassified to conform to the current period's presentation.

     Use of estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of income and expenses during the period. Actual results could differ from those estimates.

     Security valuation - The investments in shares of the Funds listed above are stated at the net asset value of the respective portfolio as determined by the Fund, which value their securities at fair value.

     Security transactions and related investment income - Security transactions are accounted for on the trade date. Dividend income and distributions of capital gains are recorded on the ex-dividend date and reinvested upon receipt. Realized gains and losses from security transactions are determined on the basis of identified cost.

     Annuity reserves - For contract owners who select a variable payout option, reserves are initially established based on estimated mortality (where applicable) and other assumptions, including provisions for the risk of adverse deviation from assumptions. The assumed interest rate used to determine annuity payments is 5% for all contracts.

     Annuity reserves are calculated according to either the 83 IAM or the Annuity 2000 Mortality Table.

     At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, the Company makes payments to the Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Account to the Company.

                                      VA A
                                       32

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note B - Summary of Significant Accounting Policies and Basis of Presentation - Continued

     Federal income taxes - The Company is taxed as a life insurance company under the Internal Revenue Code and includes the operations of the Account in determining its federal income tax liability. As a result, the Account is not taxed as a "Regulated Investment Company" under subchapter M of the Internal Revenue Code. Under existing federal income tax law, the investment income and capital gains from sales of investments realized by the Account are not taxable. Therefore, no federal income tax provision has been made.

Note C - Contract Charges

     The Company will deduct premium taxes imposed by certain states from purchase payments when received; from the owner's account value at the time annuity payments begin; from the amount of any partial withdrawal; or from proceeds payable upon termination of the certificate for any reason, including death of the owner or annuitant, or surrender of the certificate. The applicable rates currently range from 0% to 3.5%. The rates are subject to change.

     Daily charges for mortality and expense risks assumed by the Company are assessed through the daily unit value calculation and are equivalent, on an annual basis, to 1.25% of the value of the contracts. Currently the annual mortality and expense charge is 0.75% of the value of the contracts for Retirement Gold.

     Daily charges for administrative expenses are assessed through the daily unit value calculation and are equivalent, on an annual basis, to 0.15% of the value of the contracts. In addition, an annual administrative expense charge of $30 may be assessed against each contract on its anniversary date by surrendering units.

     Daily charges for distribution expenses are assessed on all contracts issued under the Ovation Plus product and are equivalent, on an annual basis, to 0.20% of the value of the contracts. These charges are included as part of the administrative charges line of the Statement of Changes in Net Assets. The distribution expenses are paid by redemption of units outstanding.

     Daily charges for the Accidental Death Benefit (ADB) option are assessed through the daily unit value calculation on all contracts that have elected this option and are equivalent, on an annual basis, to 0.05% of the value of the contracts. These charges are included as part of the mortality and expense risk fees line of the Statement of Operations.

     Daily charges for the Annual Ratchet Plan option are assessed on all contracts that have elected this option and are equivalent, on an annual basis, to 0.10% of the value of the contracts. These charges are included as part of the administrative charges line of the Statement of Changes in Net Assets. The Annual Ratchet Plan charges are paid by redemption of units outstanding.

     Daily charges for the Equity Assurance Plan option are assessed on all contracts that have elected this option and are equivalent, on an annual basis, to a maximum 0.20% of the value of the contracts. These charges are included as part of the administrative charges line of the Statement of Changes in Net Assets. The Equity Assurance Plan charges are paid by redemption of units outstanding.

     In the event that a contract holder withdraws all or a portion of the contract value within the surrender charge period, the contracts provide that they will be assessed a deferred sales charge. The deferred sales charge is based on a table of charges, of which the maximum charge is 6% of the contract value subject to a maximum of 8.5% of premiums paid for single premium contracts and a maximum charge of 6% of premiums paid for flexible premium contracts. Contracts under the Ovation Advisor product are not subjected to surrender charges. The surrender charges are paid by redemption of units outstanding.

                                      VA A
                                       33

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note D - Security Purchases and Sales

For the year ended December 31, 2003, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                                      Cost of         Proceeds
                           Sub-accounts                              Purchases       from Sales
------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Series I shares                $      7,782    $     18,081
AIM V.I. International Growth Fund - Series I shares                      18,535           6,738
AllianceBernstein Americas Government Income Portfolio - Class A       1,399,226       2,110,505
AllianceBernstein Global Bond Portfolio - Class A                      1,557,857       1,305,650
AllianceBernstein Global Dollar Government Portfolio - Class A         1,827,809       1,013,876
AllianceBernstein Growth and Income Portfolio - Class A                1,677,539       7,537,890
AllianceBernstein Growth and Income Portfolio - Class B                1,736,022         705,271
AllianceBernstein Growth Portfolio - Class A                             460,706       2,631,288
AllianceBernstein Growth Portfolio - Class B                             755,935         302,154
AllianceBernstein High Yield Portfolio - Class A                       1,466,682         724,674
AllianceBernstein International Portfolio - Class A                      541,250         842,996
AllianceBernstein International Value Portfolio - Class A              4,921,352       4,700,567
AllianceBernstein Money Market Portfolio - Class A                     2,986,326       7,136,635
AllianceBernstein Money Market Portfolio - Class B                     7,691,159       8,139,011
AllianceBernstein Premier Growth Portfolio - Class A                     326,231       4,192,226
AllianceBernstein Premier Growth Portfolio - Class B                     512,428         372,337
AllianceBernstein Quasar Portfolio - Class A                             358,528         755,436
AllianceBernstein Real Estate Investment Portfolio - Class A             543,930         805,475
AllianceBernstein Small Cap Value Portfolio - Class A                  1,353,446         855,289
AllianceBernstein Technology Portfolio - Class A                         401,305       2,410,428
AllianceBernstein Technology Portfolio - Class B                         331,925         289,502
AllianceBernstein Total Return Portfolio - Class A                     2,665,922       3,072,716
AllianceBernstein U.S. Government/High Grade Securities
 Portfolio - Class A                                                   3,699,404       8,579,653
AllianceBernstein U.S. Government/High Grade Securities
 Portfolio - Class B                                                       7,823          42,159
AllianceBernstein Utility Income Portfolio - Class A                     443,472         586,782
AllianceBernstein Value Portfolio - Class B                            1,553,613         746,830
AllianceBernstein Worldwide Privitization Portfolio - Class A            426,326         970,358
Delaware VIP Balanced Series                                               6,677          74,329
Delaware VIP Capital Reserves Series                                      11,978         153,254
Delaware VIP Cash Reserves Series                                        412,832           5,171
Delaware VIP Growth Opportunities Series                                       0         240,014
Delaware VIP High Yield Series                                             6,136          47,285
Delaware VIP Large Cap Value Series                                       75,711       1,147,001
Dreyfus Stock Index Fund - Initial shares                                 92,325         289,094
Dreyfus VIF Small Company Stock Portfolio - Initial shares                16,364          35,526
Fidelity VIP Asset Manager Portfolio - Initial Class                      44,100          95,488
Fidelity VIP Contrafund Portfolio - Initial Class                         14,384          30,791
Fidelity VIP Growth Portfolio - Initial Class                             50,426         366,613
Fidelity VIP High Income Portfolio - Initial Class                        27,877          45,071
Fidelity VIP Investment Grade Bond Portfolio - Initial Class              39,185         131,656

                                      VA A
                                       34

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note D - Security Purchases and Sales - Continued

For the year ended December 31, 2003, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                                      Cost of         Proceeds
                           Sub-accounts                              Purchases       from Sales
------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio - Initial Class                 $     67,251    $    571,547
Fidelity VIP Overseas Portfolio - Initial Class                              727          44,949
Mercury HW International VIP Portfolio                                        17          21,856
Merrill Lynch Basic Value V.I. Fund - Class I                              4,258           1,023
Merrill Lynch Core Bond V.I. Fund - Class I                                2,705           3,036
Merrill Lynch Developing Capital Markets V.I. Fund - Class I                 157           8,988
Merrill Lynch Global Allocation V.I. Fund - Class I                       10,197             995
Merrill Lynch Global Growth V.I. Fund - Class I                            2,484             145
Merrill Lynch High Current Income V.I. Fund - Class I                      7,095             474
Merrill Lynch International Value V.I. Fund - Class I                     22,029              39
Merrill Lynch Large Cap Core V.I. Fund - Class I                           3,306             200
UBS Series Trust Tactical Allocation Portfolio                             2,915         153,137
Van Eck Worldwide Emerging Markets Fund                                   16,725             118
Van Eck Worldwide Hard Assets Fund                                            53             682
                                                                    ------------    ------------
Total                                                               $ 40,610,447    $ 64,323,009
                                                                    ============    ============

                                      VA A
                                       35

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note E - Investments

The following is a summary of fund shares owned as of December 31, 2003:

                                                                              Net      Value of                      Unrealized
                                                                             Asset     Shares at       Cost of      Appreciation/
                         Sub-accounts                            Shares      Value       Market      Shares Held   (Depreciation)
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Series I shares                18,133  $ 21.28  $     385,870  $     546,545  $     (160,675)
AIM V.I. International Growth Fund - Series I shares                10,835    16.04        173,791        215,148         (41,357)
AllianceBernstein Americas Government Income Portfolio -
 Class A                                                           413,269    13.01      5,376,625      5,152,069         224,556
AllianceBernstein Global Bond Portfolio - Class A                  148,533    13.50      2,005,192      1,902,487         102,705
AllianceBernstein Global Dollar Government Portfolio -
 Class A                                                           242,969    14.53      3,530,340      2,956,509         573,831
AllianceBernstein Growth and Income Portfolio - Class A          1,601,902    21.80     34,921,456     34,196,289         725,167
AllianceBernstein Growth and Income Portfolio - Class B            390,510    21.62      8,442,836      7,877,610         565,226
AllianceBernstein Growth Portfolio - Class A                     1,078,310    15.95     17,199,049     25,629,276      (8,430,227)
AllianceBernstein Growth Portfolio - Class B                       187,251    15.76      2,951,073      2,741,773         209,300
AllianceBernstein High Yield Portfolio - Class A                   457,025     7.91      3,615,071      3,333,247         281,824
AllianceBernstein International Portfolio - Class A                393,596    13.01      5,120,679      3,748,225       1,372,454
AllianceBernstein International Value Portfolio - Class A           98,847    13.45      1,329,491      1,058,226         271,265
AllianceBernstein Money Market Portfolio - Class A               5,665,165     1.00      5,665,165      5,665,165               0
AllianceBernstein Money Market Portfolio - Class B               4,131,521     1.00      4,131,521      4,131,521               0
AllianceBernstein Premier Growth Portfolio - Class A             1,156,338    21.58     24,953,774     37,243,414     (12,289,640)
AllianceBernstein Premier Growth Portfolio - Class B               181,458    21.33      3,870,495      3,328,613         541,882
AllianceBernstein Quasar Portfolio - Class A                       573,128    10.17      5,828,711      6,425,771        (597,060)
AllianceBernstein Real Estate Investment Portfolio - Class A       237,046    15.62      3,702,662      2,813,460         889,202
AllianceBernstein Small Cap Value Portfolio - Class A              269,080    14.49      3,898,966      3,116,564         782,402
AllianceBernstein Technology Portfolio - Class A                 1,014,555    14.48     14,690,757     29,131,555     (14,440,798)
AllianceBernstein Technology Portfolio - Class B                   129,018    14.35      1,851,403      1,856,977          (5,574)
AllianceBernstein Total Return Portfolio - Class A                 739,993    17.76     13,142,279     12,682,487         459,792
AllianceBernstein U.S. Government/High Grade Securities
 Portfolio - Class A                                               930,971    12.56     11,692,995     11,378,040         314,955
AllianceBernstein U.S. Government/High Grade Securities
 Portfolio - Class B                                                14,688    12.47        183,162        174,764           8,398
AllianceBernstein Utility Income Portfolio - Class A               241,438    14.95      3,609,496      4,168,895        (559,399)
AllianceBernstein Value Portfolio - Class B                        393,781    11.16      4,394,596      3,766,199         628,397
AllianceBernstein Worldwide Privitization Portfolio - Class A      269,839    16.28      4,392,973      4,390,921           2,052
Delaware VIP Balanced Series                                        12,598    12.89        162,385        210,058         (47,673)
Delaware VIP Capital Reserves Series                                22,793    10.02        228,388        219,196           9,192
Delaware VIP Cash Reserves Series                                  584,432     1.00        584,432        584,432               0
Delaware VIP Growth Opportunities Series                            43,335    14.19        614,921        704,889         (89,968)
Delaware VIP High Yield Series                                       9,134     5.69         51,973         63,051         (11,078)
Delaware VIP Large Cap Value Series                                 99,657    16.33      1,627,394      1,586,238          41,156
Dreyfus Stock Index Fund - Initial shares                           65,534    28.42      1,862,469      2,083,001        (220,532)
Dreyfus VIF Small Company Stock Portfolio - Initial shares          12,295    20.34        250,081        217,013          33,068
Fidelity VIP Asset Manager Portfolio - Initial Class                54,749    14.46        791,672        851,192         (59,520)
Fidelity VIP Contrafund Portfolio - Initial Class                   32,183    23.13        744,389        757,531         (13,142)
Fidelity VIP Growth Portfolio - Initial Class                       63,559    31.04      1,972,868      2,737,950        (765,082)

                                      VA A
                                       36

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note E - Investments - Continued

The following is a summary of fund shares owned as of December 31, 2003:

                                                                              Net      Value of                      Unrealized
                                                                             Asset     Shares at       Cost of      Appreciation/
                         Sub-accounts                            Shares      Value      Market       Shares Held   (Depreciation)
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio - Initial Class                  33,699  $  6.95  $     234,211  $     303,326  $      (69,115)
Fidelity VIP Investment Grade Bond Portfolio - Initial Class        44,401    13.65        606,072        567,963          38,109
Fidelity VIP Money Market Portfolio - Initial Class              1,658,066     1.00      1,658,066      1,658,066               0
Fidelity VIP Overseas Portfolio - Initial Class                      4,595    15.59         71,638         84,162         (12,524)
Merrill Lynch Basic Value Fund - Class I                             6,320    14.31         90,433         83,345           7,088
Merrill Lynch Core Bond V.I. Fund - Class I                          5,793    12.21         70,730         64,880           5,850
Merrill Lynch Global Allocation V.I. Fund - Class I                  4,890    11.30         55,255         62,264          (7,009)
Merrill Lynch Global Growth V.I. Fund - Class I                      1,487     8.51         12,657         15,002          (2,345)
Merrill Lynch High Current Income V.I Fund - Class I                 5,120     7.85         40,194         44,609          (4,415)
Merrill Lynch International Value V.I Fund - Class I                 2,068    11.41         23,601         21,993           1,608
Merrill Lynch Large Cap Core V.I. Fund - Class I                       669    25.36         16,963         19,989          (3,026)
UBS Series Trust Tactical Allocation Portfolio                      16,102    12.31        198,212        243,515         (45,303)
Van Eck Worldwide Emerging Markets Fund                              4,512    12.15         54,822         41,930          12,892
Van Eck Worldwide Hard Assets Fund                                   1,008    14.87         14,994         11,757           3,237
                                                                                     -------------  -------------  --------------
Total                                                                                $ 203,099,248  $ 232,869,102  $  (29,769,854)
                                                                                     =============  =============  ==============

                                      VA A
                                       37

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units

Summary of Changes in Units for the Year Ended December 31, 2003

Contracts in Accumulation Period:

                                               Units, at the                                      Units       Units, at the
                                                 Beginning        Units           Units        Transferred     End of the
                Sub-accounts                    of the Year     Purchased       Withdrawn     between Funds        year
---------------------------------------------------------------------------------------------------------------------------
1 AIM V.I. Capital Appreciation Fund -
   Series I shares                                    38,419          1,071          (1,419)           (289)         37,782
1 AIM V.I. International Growth Fund -
   Series I shares                                    15,673            646          (1,042)          1,782          17,059
1 AllianceBernstein Americas Government
   Income Portfolio - Class A                        325,426         15,888         (67,258)          4,566         278,622
1 AllianceBernstein Global Bond Portfolio -
   Class A                                           106,481          3,456         (50,826)         58,881         117,992
1 AllianceBernstein Global Bond Portfolio -
   Class A                                             1,451              0            (243)             (1)          1,207
1 AllianceBernstein Global Dollar
   Government Portfolio - Class A                     96,972            141         (35,171)         61,947         123,889
1 AllianceBernstein Growth and Income
   Portfolio - Class A                             1,132,749           (908)       (168,969)        (12,132)        950,740
1 AllianceBernstein Growth and Income
   Portfolio - Class A                                63,337              0         (15,457)            144          48,024
2 AllianceBernstein Growth and Income
   Portfolio - Class A                                    81              0               0               0              81
3 AllianceBernstein Growth and Income
   Portfolio - Class A                                 8,774              0             (11)           (206)          8,557
4 AllianceBernstein Growth and Income
   Portfolio - Class B                               206,308         12,487          (9,634)         32,296         241,457
1 AllianceBernstein Growth Portfolio -
   Class A                                           844,714            416        (106,357)          6,867         745,640
1 AllianceBernstein Growth Portfolio -
   Class A                                            53,518              0          (8,941)            239          44,816
2 AllianceBernstein Growth Portfolio -
   Class A                                                79              0               0              (1)             78
3 AllianceBernstein Growth Portfolio -
   Class A                                             1,048              0               0               0           1,048
4 AllianceBernstein Growth Portfolio -
   Class B                                           108,564         14,229          (7,468)         19,328         134,653
1 AllianceBernstein High Yield Portfolio -
   Class A                                           286,112         14,277         (31,617)         81,249         350,021
1 AllianceBernstein International
   Portfolio - Class A                               405,947          9,521         (51,173)         18,104         382,399
3 AllianceBernstein International
   Portfolio - Class A                                 2,226              0               0               0           2,226
1 AllianceBernstein International Value
   Portfolio - Class A                                76,927          9,455          (4,486)         20,221         102,117
1 AllianceBernstein Money Market
   Portfolio - Class A                               757,588            368        (368,163)         50,864         440,657
3 AllianceBernstein Money Market
   Portfolio - Class A                                   949              0              (1)              0             948
4 AllianceBernstein Money Market
   Portfolio - Class B                               356,985        100,724        (102,469)        (29,534)        325,706
1 AllianceBernstein Premier Growth
   Portfolio - Class A                             1,097,342           (274)       (124,286)        (25,112)        947,670
1 AllianceBernstein Premier Growth
   Portfolio - Class A                                22,359              0          (1,769)         (2,617)         17,973
2 AllianceBernstein Premier Growth
   Portfolio - Class A                                    75              0               0              (1)             74
3 AllianceBernstein Premier Growth
   Portfolio - Class A                                 4,767              0             (10)              0           4,757
4 AllianceBernstein Premier Growth
   Portfolio - Class B                               573,481         23,844         (26,793)         34,457         604,989
1 AllianceBernstein Quasar Portfolio -
   Class A                                           578,339          7,505         (71,398)         26,411         540,857
1 AllianceBernstein Quasar Portfolio -
   Class A                                            10,767              0          (1,973)              0           8,794
1 AllianceBernstein Real Estate Investment
   Portfolio - Class A                               232,561          5,054         (28,781)          3,106         211,940
3 AllianceBernstein Real Estate Investment
   Portfolio - Class A                                 2,612              0              (1)              0           2,611
1 AllianceBernstein Small Cap Value
   Portfolio - Class A                               239,549         10,304         (24,068)         47,420         273,205
1 AllianceBernstein Technology Portfolio -
   Class A                                         1,097,453            749        (121,101)        (18,783)        958,318
1 AllianceBernstein Technology Portfolio -
   Class A                                            32,941              0          (4,078)              0          28,863
2 AllianceBernstein Technology Portfolio -
   Class A                                                86              0               0              (1)             85
3 AllianceBernstein Technology Portfolio -
   Class A                                                56              0               0               0              56
4 AllianceBernstein Technology Portfolio -
   Class B                                           302,617         16,091         (13,565)         13,823         318,966
1 AllianceBernstein Total Return
   Portfolio - Class A                               595,011          9,933         (51,919)         16,511         569,536
1 AllianceBernstein Total Return
   Portfolio - Class A                                16,429              0          (2,795)              0          13,634
2 AllianceBernstein Total Return
   Portfolio - Class A                                   127              0              (1)              0             126
3 AllianceBernstein Total Return
   Portfolio - Class A                                 2,260              0               0               0           2,260
1 AllianceBernstein U.S. Government/High
   Grade Securities Portfolio - Class A            1,052,029         55,865        (246,831)       (137,786)        723,277

                                      VA A
                                       38

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the Year Ended December 31, 2003

Contracts in Accumulation Period:

                                               Units, at the                                      Units       Units, at the
                                               Beginning of       Units           Units        Transferred     End of the
                Sub-accounts                     the Year       Purchased       Withdrawn     between Funds        year
---------------------------------------------------------------------------------------------------------------------------
3 AllianceBernstein U.S. Government/High
   Grade Securities Portfolio - Class A                1,945              0             (12)              0           1,933
4 AllianceBernstein U.S. Government/High
   Grade Securities Portfolio - Class B               14,057              0            (590)         (1,929)         11,538
1 AllianceBernstein Utility Income
   Portfolio - Class A                               228,027          5,188         (31,758)         12,829         214,286
3 AllianceBernstein Utility Income
   Portfolio - Class A                                    90              0               0              (1)             89
4 AllianceBernstein Value Portfolio -
   Class B                                           321,429         27,209         (20,228)         76,708         405,118
1 AllianceBernstein Worldwide
   Privitization Portfolio - Class A                 256,592            715         (38,990)          2,215         220,532
5 Delaware VIP Balanced Series                         8,851              0          (2,940)              0           5,911
5 Delaware VIP Capital Reserves Series                17,300              0            (753)         (6,081)         10,466
5 Delaware VIP Cash Reserves Series                   10,741              0              (9)         25,083          35,815
5 Delaware VIP Growth Opportunities Series            32,309              0          (4,394)         (5,853)         22,062
5 Delaware VIP High Yield Series                       4,741              0          (2,325)              0           2,416
5 Delaware VIP Large Cap Value Series                 87,712              0         (32,801)         (4,726)         50,185
1 Dreyfus Stock Index Fund - Initial
   shares                                            126,112            522         (17,916)          3,554         112,272
1 Dreyfus VIF Small Company Stock
   Portfolio - Initial shares                         22,222            274          (3,585)          1,296          20,207
1 Fidelity VIP Asset Manager Portfolio -
   Initial Class                                      57,744              0          (5,437)            187          52,494
1 Fidelity VIP Contrafund Portfolio -
   Initial Class                                      52,636          1,295          (2,155)            (45)         51,731
1 Fidelity VIP Growth Portfolio - Initial
   Class                                             157,583            981         (24,028)           (397)        134,139
1 Fidelity VIP High Income Portfolio -
   Initial Class                                      25,389            289          (3,638)             30          22,070
1 Fidelity VIP Investment Grade Bond
   Portfolio - Initial Class                          44,262            117          (5,457)         (1,263)         37,659
1 Fidelity VIP Money Market Portfolio -
   Initial Class                                     174,189            242         (41,578)          1,261         134,114
1 Fidelity VIP Overseas Portfolio -
   Initial Class                                       9,956              0          (4,316)              0           5,640
1 Mercury HW International VIP Portfolio               2,033              0               0          (2,033)              0
1 Merrill Lynch Basic Value V.I. Fund -
   Class I                                             5,475              0             368               1           5,844
1 Merrill Lynch Core Bond V.I. Fund -
   Class I                                             5,522              0            (122)              0           5,400
1 Merrill Lynch Developing Capital Markets
   V.I. Fund - Class I                                   913              0               0            (913)              0
1 Merrill Lynch Global Allocation V.I.
   Fund - Class I                                      3,702              0              (4)            768           4,466
1 Merrill Lynch Global Growth V.I. Fund -
   Class I                                             1,186              0             446               0           1,632
1 Merrill Lynch High Current Income V.I.
   Fund - Class I                                      3,059              0             466               0           3,525
1 Merrill Lynch International Value V.I.
   Fund - Class I                                          0              0              (3)          2,033           2,030
1 Merrill Lynch Large Cap Core V.I. Fund -
   Class I                                               955              0             360               0           1,315
1 UBS Series Trust Tactical Allocation
   Portfolio                                          26,509              0          (1,652)        (10,688)         14,169
1 Van Eck Worldwide Emerging Markets Fund              3,723            116              (4)          1,866           5,701
1 Van Eck Worldwide Hard Assets Fund                   1,365              0             (37)              0           1,328

Footnote 1 are the funds under the Ovation, Ovation Plus, Ovation Advisor,
 Trilogy, Paradigm, Gallery and Retirement Gold products.
Footnote 2 are the funds under the Ovation, Ovation Plus, Ovation Advisor,
 Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option.
Footnote 3 are the funds under the Profile product.
Footnote 4 are the funds under the Ovation Plus, Ovation Advisor, Trilogy,
 Paradigm and Profile products that are subject to 12B-1 fees.
Footnote 5 are the funds under the Variable Annuity product.

                                      VA A
                                       39

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the Year Ended December 31, 2002

Contracts in Accumulation Period:

                                               Units, at the                                      Units           Units,
                                               Beginning of       Units           Units        Transferred    at the End of
                Sub-accounts                     the Year       Purchased        Withdrawn    between Funds     the year
---------------------------------------------------------------------------------------------------------------------------
1 AIM V.I. Capital Appreciation Fund -
   Series I shares                                    44,333          1,693          (4,440)         (3,167)         38,419
1 AIM V.I. International Growth Fund -
   Series I shares                                    22,954            656          (1,353)         (6,584)         15,673
1 AllianceBernstein Americas Government
   Income Portfolio - Class A                        349,120         37,054        (130,666)         69,918         325,426
1 AllianceBernstein Global Bond Portfolio -
   Class A                                            87,368         13,527         (47,171)         52,757         106,481
1 AllianceBernstein Global Bond Portfolio -
   Class A                                               136              0             (49)          1,364           1,451
1 AllianceBernstein Global Dollar
   Government Portfolio - Class A                    104,670         16,263         (49,934)         25,973          96,972
1 AllianceBernstein Growth and Income
   Portfolio - Class A                             1,614,034            633        (375,484)       (106,434)      1,132,749
1 AllianceBernstein Growth and Income
   Portfolio - Class A                               103,197              0         (30,427)         (9,433)         63,337
2 AllianceBernstein Growth and Income
   Portfolio - Class A                                   863              0             (72)           (710)             81
3 AllianceBernstein Growth and Income
   Portfolio - Class A                                16,341              0          (7,302)           (265)          8,774
4 AllianceBernstein Growth and Income
   Portfolio - Class B                               112,353         86,035          (6,280)         14,200         206,308
1 AllianceBernstein Growth Portfolio -
   Class A                                         1,208,542            748        (261,780)       (102,796)        844,714
1 AllianceBernstein Growth Portfolio -
   Class A                                            73,234              0          (8,687)        (11,029)         53,518
2 AllianceBernstein Growth Portfolio -
   Class A                                               516              0             (40)           (397)             79
3 AllianceBernstein Growth Portfolio -
   Class A                                             1,466              0               0            (418)          1,048
4 AllianceBernstein Growth Portfolio -
   Class B                                            73,965         44,519          (4,307)         (5,613)        108,564
1 AllianceBernstein High Yield Portfolio -
   Class A                                           205,171         58,091         (36,231)         59,081         286,112
1 AllianceBernstein International
   Portfolio - Class A                               539,574         23,626        (113,945)        (43,308)        405,947
3 AllianceBernstein International
   Portfolio - Class A                                 2,802              0            (576)              0           2,226
1 AllianceBernstein International Value
   Portfolio - Class A                                 7,540         35,309          (1,337)         35,415          76,927
1 AllianceBernstein Money Market
   Portfolio - Class A                             1,377,871          2,032        (819,793)        197,478         757,588
3 AllianceBernstein Money Market
   Portfolio - Class A                                 2,148              0              (1)         (1,198)            949
4 AllianceBernstein Money Market
   Portfolio - Class B                               233,702        436,633        (235,947)        (77,403)        356,985
1 AllianceBernstein Premier Growth
   Portfolio - Class A                             1,612,697          2,667        (313,619)       (204,403)      1,097,342
1 AllianceBernstein Premier Growth
   Portfolio - Class A                                24,801              0            (844)         (1,598)         22,359
2 AllianceBernstein Premier Growth
   Portfolio - Class A                                   426              0             (32)           (319)             75
3 AllianceBernstein Premier Growth
   Portfolio - Class A                                 8,040              0          (3,273)              0           4,767
4 AllianceBernstein Premier Growth
   Portfolio - Class B                               332,907        207,922         (12,660)         45,312         573,481
1 AllianceBernstein Quasar Portfolio -
   Class A                                           718,114         23,794        (139,683)        (23,886)        578,339
1 AllianceBernstein Quasar Portfolio -
   Class A                                            12,971              0          (3,172)            968          10,767
1 AllianceBernstein Real Estate Investment
   Portfolio - Class A                               216,931         30,160         (63,414)         48,884         232,561
3 AllianceBernstein Real Estate Investment
   Portfolio - Class A                                 1,630              0              (1)            983           2,612
1 AllianceBernstein Small Cap Value
   Portfolio - Class A                               102,467        118,499         (11,242)         29,825         239,549
1 AllianceBernstein Technology Portfolio -
   Class A                                         1,537,916          5,591        (248,037)       (198,017)      1,097,453
1 AllianceBernstein Technology Portfolio -
   Class A                                            40,226              0          (1,513)         (5,772)         32,941
2 AllianceBernstein Technology Portfolio -
   Class A                                               237              0             (14)           (137)             86
3 AllianceBernstein Technology Portfolio -
   Class A                                               682              0            (626)              0              56
4 AllianceBernstein Technology Portfolio -
   Class B                                           160,981        124,693          (7,643)         24,586         302,617
1 AllianceBernstein Total Return Portfolio -
   Class A                                           712,271         49,638        (194,880)         27,982         595,011
1 AllianceBernstein Total Return Portfolio -
   Class A                                            21,665              0          (2,567)         (2,669)         16,429
2 AllianceBernstein Total Return Portfolio -
   Class A                                               127              0               0               0             127
3 AllianceBernstein Total Return Portfolio -
   Class A                                             2,261              0            (518)            517           2,260
1 AllianceBernstein U.S. Government/High
   Grade Securities Portfolio - Class A              618,869        189,232        (250,913)        494,841       1,052,029

                                      VA A
                                       40

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the Year Ended December 31, 2002

Contracts in Accumulation Period:

                                                          Units, at
                                                             the                                 Units
                                                          Beginning                           Transferred    Units, at
                                                            of the      Units       Units       between      the End of
                     Sub-accounts                            Year     Purchased   Withdrawn      Funds        the Year
------------------------------------------------------------------------------------------------------------------------
3 AllianceBernstein U.S. Government/High Grade
   Securities Portfolio - Class A                              1,725           0         (11)          231         1,945
4 AllianceBernstein U.S. Government/High Grade
   Securities Portfolio - Class B                             10,513           0        (551)        4,095        14,057
1 AllianceBernstein Utility Income Portfolio - Class A       332,091      17,886     (80,671)      (41,279)      228,027
3 AllianceBernstein Utility Income Portfolio - Class A            90           0           0             0            90
4 AllianceBernstein Value Portfolio - Class B                212,874     156,898     (19,281)      (29,062)      321,429
1 AllianceBernstein Worldwide Privitization
   Portfolio - Class A                                       350,202      12,324     (84,880)      (21,054)      256,592
5 Delaware VIP Balanced Series                                 9,627           0        (776)            0         8,851
5 Delaware VIP Capital Reserves Series                        15,589           0        (109)        1,820        17,300
5 Delaware VIP Cash Reserves Series                           12,132           0      (1,391)            0        10,741
5 Delaware VIP Growth Opportunities Series                    62,802           0     (30,389)         (104)       32,309
5 Delaware VIP High Yield Series                               7,738           0      (2,997)            0         4,741
5 Delaware VIP Large Cap Value Series                        107,096           0     (17,890)       (1,494)       87,712
1 Dreyfus Stock Index Fund - Initial shares                  170,684         959     (32,081)      (13,450)      126,112
1 Dreyfus VIF Small Company Stock Portfolio -
   Initial shares                                             20,699         132      (1,370)        2,761        22,222
1 Fidelity VIP Asset Manager Portfolio - Initial Class        76,408         151      (8,190)      (10,625)       57,744
1 Fidelity VIP Contrafund Portfolio - Initial Class           47,602       1,548      (4,359)        7,845        52,636
1 Fidelity VIP Growth Portfolio - Initial Class              201,502       1,827     (31,528)      (14,218)      157,583
1 Fidelity VIP High Income Portfolio - Initial Class          36,925         261      (2,982)       (8,815)       25,389
1 Fidelity VIP Investment Grade Bond Portfolio -
   Initial Class                                              45,499          51      (4,756)        3,468        44,262
1 Fidelity VIP Money Market Portfolio - Initial Class        265,588       1,250    (139,612)       46,963       174,189
1 Fidelity VIP Overseas Portfolio - Initial Class             10,493           0        (172)         (365)        9,956
1 Mercury HW International VIP Portfolio                       2,035           0          (2)            0         2,033
1 Merrill Lynch Basic Value V.I. Fund - Class I                5,481           0          (6)            0         5,475
1 Merrill Lynch Core Bond V.I. Fund - Class I                  5,695           0        (173)            0         5,522
1 Merrill Lynch Developing Capital Markets V.I.
   Fund - Class I                                                914           0          (1)            0           913
1 Merrill Lynch Global Allocation V.I. Fund - Class I          3,706           0          (4)            0         3,702
1 Merrill Lynch Global Growth V.I. Fund - Class I              1,187           0          (1)            0         1,186
1 Merrill Lynch High Current Income V.I. Fund - Class I        3,062           0          (3)                      3,059
1 Merrill Lynch Large Cap Core V.I. Fund - Class I               956           0          (1)            0           955
1 UBS Series Trust Tactical Allocation Portfolio              40,070           0      (2,359)      (11,202)       26,509
2 UBS Series Trust Tactical Allocation Portfolio                 859           0         (78)         (781)            0
1 Van Eck Worldwide Emerging Markets Fund                      2,108           0          (2)        1,617         3,723
1 Van Eck Worldwide Hard Assets Fund                             973           0         (14)          406         1,365

Footnote 1 are the funds under the Ovation, Ovation Plus, Ovation
 Advisor, Trilogy, Paradigm, Gallery and Retirement Gold products.
Footnote 2 are the funds under the Ovation, Ovation Plus, Ovation Advisor,
 Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option.
Footnote 3 are the funds under the Profile product.
Footnote 4 are the funds under the Ovation Plus, Ovation Advisor, Trilogy,
 Paradigm and Profile products that are subject to 12B-1 fees.
Footnote 5 are the funds under the Variable Annuity product.

                                      VA A
                                       41

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the Years Ended December 31, 2003 and 2002, are as follows:

                                                          Units, at
                                                             the                                 Units
                                                          Beginning                           Transferred     Units, at
                                                            of the      Units       Units         from       the End of
                     Sub-accounts                           Year      Purchased   Withdrawn   Accumulation    the Year
------------------------------------------------------------------------------------------------------------------------
Contracts in Annuity Period 2003:
1 AllianceBernstein Global Bond Portfolio - Class A              865           0         (94)           25           796
1 AllianceBernstein Growth and Income Portfolio - Class A        593           0        (100)           52           545
1 AllianceBernstein Growth and Income Portfolio - Class A      2,448           0      (1,393)          139         1,194
2 AllianceBernstein Growth and Income Portfolio - Class B      1,010           0        (159)            3           854
1 AllianceBernstein High Yield Portfolio - Class A               675           0         (79)           17           613
1 AllianceBernstein Premier Growth Portfolio - Class A           482           0         (66)           26           442
1 AllianceBernstein Quasar Portfolio - Class A                   901           0        (121)           38           818
1 AllianceBernstein Real Estate Investment Portfolio -
   Class A                                                       256           0         (22)            5           239
1 AllianceBernstein Technology Portfolio - Class A               858           0        (443)            4           419
1 AllianceBernstein Total Return Portfolio - Class A           1,911           0        (252)           12         1,671
1 AllianceBernstein Total Return Portfolio - Class A             445           0        (157)            2           290
1 AllianceBernstein U.S. Government/High Grade
   Securities Portfolio - Class A                              3,374           0        (461)           63         2,976
1 AllianceBernstein Worldwide Privitization Portfolio -
   Class A                                                       252           0         (22)            5           235
1 Fidelity VIP Investment Grade Bond Portfolio -
   Initial Class                                               2,308           0      (1,316)          131         1,123

Contracts in Annuity Period 2002:
1 AllianceBernstein Global Bond Portfolio - Class A              427           0         (44)          482           865
1 AllianceBernstein Growth and Income Portfolio - Class A      1,201           0        (608)            0           593
1 AllianceBernstein Growth and Income Portfolio - Class A          0           0          (6)        2,454         2,448
2 AllianceBernstein Growth and Income Portfolio - Class B          0       1,010           0             0         1,010
1 AllianceBernstein Growth Portfolio - Class A                 1,269           0      (1,269)            0             0
1 AllianceBernstein High Yield Portfolio - Class A                 0           0         (34)          709           675
1 AllianceBernstein Premier Growth Portfolio - Class A           914           0        (527)           95           482
1 AllianceBernstein Quasar Portfolio - Class A                     0           0         (46)          947           901
1 AllianceBernstein Quasar Portfolio - Class A                 4,164           0      (4,164)            0             0
1 AllianceBernstein Real Estate Investment Portfolio -
   Class A                                                       269           0         (13)            0           256
1 AllianceBernstein Technology Portfolio - Class A               652           0        (652)            0             0
1 AllianceBernstein Technology Portfolio - Class A             1,478           0        (620)            0           858
1 AllianceBernstein Total Return Portfolio - Class A               0           0        (183)        2,094         1,911
1 AllianceBernstein Total Return Portfolio - Class A               0           0        (134)          579           445
1 AllianceBernstein U.S. Government/High Grade Securities
   Portfolio - Class A                                           214           0        (276)        3,436         3,374
1 AllianceBernstein Worldwide Privitization Portfolio -
   Class A                                                       265           0         (13)            0           252
1 Fidelity VIP Growth Portfolio - Initial Class                4,197           0      (4,197)            0             0
1 Fidelity VIP Investment Grade Bond Portfolio -
   Initial Class                                                   0           0           0         2,308         2,308
1 Fidelity VIP Overseas Portfolio - Initial Class              2,680           0      (2,680)            0             0

Footnote 1 are the funds under the Ovation, Ovation Plus, Ovation Advisor,
 Trilogy, Paradigm, Gallery and Retirement Gold products.
Footnote 2 are the funds under the Ovation Plus, Ovation Advisor, Trilogy,
 Paradigm and Profile products that are subject to 12B-1 fees.

                                      VA A
                                       42

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights

     A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total return for the years ended December 31, 2003, 2002 and 2001, are as follows:

                                                                                                          Invest-
                                                                                                           ment
                                                                                                          Income   Expense   Total
                                                                      Units                                Ratio    Ratio   Return
                        Sub-accounts                                   (a)      Unit Value   Net Assets     (b)      (c)      (d)
-----------------------------------------------------------------------------------------------------------------------------------
1 AIM V.I. Capital Appreciation Fund - Series I shares
                                                              2003      37,782  $    10.21  $    385,870     0.00%    1.40%   27.66%
                                                              2002      38,419        8.00       307,219     0.00%    1.40%  -25.41%
                                                              2001      44,333       10.72       475,271     6.54%    1.40%  -24.34%
1 AIM V.I. International Growth Fund - Series I shares
                                                              2003      17,059       10.19       173,784     0.55%    1.40%   27.34%
                                                              2002      15,673        8.00       125,454     0.49%    1.40%  -16.85%
                                                              2001      22,954        9.63       220,972     2.64%    1.40%  -24.62%
1 AllianceBernstein Americas Government Income
   Portfolio - Class A
                                                              2003     278,622       19.30     5,376,615     4.64%    1.40%    5.85%
                                                              2002     325,426       18.23     5,932,127     5.19%    1.40%    9.45%
                                                              2001     349,120       16.65     5,814,577     8.63%    1.40%    2.12%
1 AllianceBernstein Global Bond Portfolio - Class A
                                                              2003     118,788       16.75     1,989,510     6.82%    1.40%   11.66%
                                                              2002     107,346       15.00     1,609,759     0.94%    1.40%   15.29%
                                                              2001      87,796       13.01     1,141,981     0.00%    1.40%   -1.68%
1 AllianceBernstein Global Bond Portfolio - Class A
                                                              2003       1,207       12.98        15,669     5.63%    1.40%   11.69%
                                                              2002       1,451       11.62        16,857     0.17%    1.40%   15.29%
                                                              2001         136       10.08         1,372     0.00%    1.40%   -1.67%
1 AllianceBernstein Global Dollar Government
   Portfolio - Class A
                                                              2003     123,889       28.50     3,530,334     4.79%    1.40%   31.56%
                                                              2002      96,972       21.66     2,100,507     7.87%    1.40%   14.53%
                                                              2001     104,670       18.91     1,979,677    11.33%    1.40%    7.83%
1 AllianceBernstein Growth and Income Portfolio - Class A
                                                              2003     951,285       35.23    33,517,329     1.04%    1.40%   30.64%
                                                              2002   1,133,342       26.97    30,561,019     0.62%    1.40%  -23.14%
                                                              2001   1,615,235       35.08    56,666,208     5.14%    1.40%   -1.04%
1 AllianceBernstein Growth and Income Portfolio - Class A
                                                              2003      49,218       22.27     1,096,015     1.12%    1.40%   30.68%
                                                              2002      65,785       17.04     1,121,150     0.72%    1.40%  -23.14%
                                                              2001     103,197       22.17     2,288,150     4.97%    1.40%   -1.06%
2 AllianceBernstein Growth and Income Portfolio - Class A
                                                              2003          81       35.12         2,832     1.05%    1.45%   30.61%
                                                              2002          81       26.89         2,178     0.98%    1.45%  -23.18%
                                                              2001         863       35.00        30,210     0.85%    1.45%   -1.09%
3 AllianceBernstein Growth and Income Portfolio - Class A
                                                              2003       8,557       35.67       305,231     1.02%    1.25%   30.86%
                                                              2002       8,774       27.26       239,187     0.78%    1.25%  -23.02%
                                                              2001      16,341       35.41       578,656     4.80%    1.25%   -0.89%

                                      VA A
                                       43

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

     A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total return for the years ended December 31, 2003, 2002 and 2001, are as follows:

                                                                                                          Invest-
                                                                                                           ment
                                                                                                          Income   Expense   Total
                                                                      Units                                Ratio    Ratio   Return
                       Sub-accounts                                    (a)      Unit Value   Net Assets     (b)      (c)      (d)
-----------------------------------------------------------------------------------------------------------------------------------
4 AllianceBernstein Growth and Income Portfolio - Class B
                                                              2003     242,311  $    34.84  $  8,442,836     0.79%    1.40%   30.35%
                                                              2002     207,318       26.73     5,541,617     0.64%    1.40%  -23.35%
                                                              2001     112,353       34.87     3,918,050     5.33%    1.40%   -1.24%
1 AllianceBernstein Growth Portfolio - Class A
                                                              2003     745,640       22.18    16,538,969     0.00%    1.40%   33.22%
                                                              2002     844,714       16.65    14,068,557     0.00%    1.40%  -29.08%
                                                              2001   1,208,542       23.48    28,380,513    14.33%    1.40%  -24.54%
1 AllianceBernstein Growth Portfolio - Class A
                                                              2003      44,816       14.17       634,820     0.00%    1.40%   33.13%
                                                              2002      53,518       10.64       569,226     0.00%    1.40%  -29.08%
                                                              2001      74,503       15.00     1,117,307    15.08%    1.40%  -24.53%
2 AllianceBernstein Growth Portfolio - Class A
                                                              2003          78       22.11         1,734     0.00%    1.45%   33.11%
                                                              2002          79       16.61         1,308     0.00%    1.45%  -29.11%
                                                              2001         516       23.43        12,093     4.21%    1.45%  -24.59%
3 AllianceBernstein Growth Portfolio - Class A
                                                              2003       1,048       22.46        23,526     0.00%    1.25%   33.35%
                                                              2002       1,048       16.84        17,643     0.00%    1.25%  -28.97%
                                                              2001       1,466       23.70        34,750     6.95%    1.25%  -24.44%
4 AllianceBernstein Growth Portfolio - Class B
                                                              2003     134,653       21.92     2,951,073     0.00%    1.40%   32.83%
                                                              2002     108,564       16.50     1,791,241     0.00%    1.40%  -29.26%
                                                              2001      73,965       23.33     1,725,274    16.11%    1.40%  -24.71%
1 AllianceBernstein High Yield Portfolio - Class A
                                                              2003     350,634       10.31     3,615,065     4.85%    1.40%   20.73%
                                                              2002     286,786        8.54     2,448,826     6.56%    1.40%   -4.38%
                                                              2001     205,171        8.93     1,832,170     8.32%    1.40%    1.59%
1 AllianceBernstein International Portfolio - Class A
                                                              2003     382,399       13.31     5,090,678     0.13%    1.40%   29.75%
                                                              2002     405,947       10.26     4,164,540     0.05%    1.40%  -16.45%
                                                              2001     539,574       12.28     6,625,653     5.66%    1.40%  -23.45%
3 AllianceBernstein International Portfolio - Class A
                                                              2003       2,226       13.48        30,001     0.13%    1.25%   29.97%
                                                              2002       2,226       10.37        23,090     0.05%    1.25%  -16.33%
                                                              2001       2,802       12.39        34,735     4.91%    1.25%  -23.35%
1 AllianceBernstein International Value Portfolio - Class A
                                                              2003     102,117       13.02     1,329,486     0.33%    1.40%   42.29%
                                                              2002      76,927        9.15       703,528     0.15%    1.40%   -6.47%
                                                              2001       7,540        9.78        73,725     0.00%    1.40%   -2.22%

                                      VA A
                                       44

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

     A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total return for the years ended December 31, 2003, 2002 and 2001, are as follows:

                                                                                                          Invest-
                                                                                                           ment
                                                                                                          Income   Expense   Total
                                                                      Units                                Ratio    Ratio   Return
                       Sub-accounts                                    (a)      Unit Value   Net Assets     (b)      (c)      (d)
-----------------------------------------------------------------------------------------------------------------------------------
1 AllianceBernstein Money Market Portfolio - Class A
                                                              2003     440,657  $    12.83  $  5,652,619     0.49%    1.40%   -0.87%
                                                              2002     757,588       12.94     9,802,944     1.19%    1.40%   -0.30%
                                                              2001   1,377,871       12.98    17,883,292     3.46%    1.40%    2.12%
3 AllianceBernstein Money Market Portfolio - Class A
                                                              2003         948       12.99        12,317     0.54%    1.25%   -0.75%
                                                              2002         949       13.09        12,417     0.69%    1.25%   -0.15%
                                                              2001       2,148       13.11        28,153     2.57%    1.25%    2.31%
4 AllianceBernstein Money Market Portfolio - Class B
                                                              2003     325,706       12.69     4,131,664     0.36%    1.40%   -1.13%
                                                              2002     356,985       12.83     4,579,386     0.89%    1.40%   -0.55%
                                                              2001     233,702       12.90     3,014,530     3.57%    1.40%    1.89%
1 AllianceBernstein Premier Growth Portfolio - Class A
                                                              2003     948,112       25.97    24,625,973     0.00%    1.40%   21.94%
                                                              2002   1,097,825       21.30    23,382,102     0.00%    1.40%  -31.61%
                                                              2001   1,613,611       31.14    50,252,762     5.48%    1.40%  -18.37%
1 AllianceBernstein Premier Growth Portfolio - Class A
                                                              2003      17,973       11.17       200,784     0.00%    1.40%   21.96%
                                                              2002      22,359        9.16       204,822     0.00%    1.40%  -31.61%
                                                              2001      24,801       13.39       332,198     6.28%    1.40%  -18.38%
2 AllianceBernstein Premier Growth Portfolio - Class A
                                                              2003          74       25.89         1,923     0.00%    1.45%   21.89%
                                                              2002          75       21.24         1,585     0.00%    1.45%  -31.64%
                                                              2001         426       31.07        13,245     5.18%    1.45%  -18.40%
3 AllianceBernstein Premier Growth Portfolio - Class A
                                                              2003       4,757       26.30       125,094     0.00%    1.25%   22.14%
                                                              2002       4,767       21.53       102,636     0.00%    1.25%  -31.51%
                                                              2001       8,040       31.44       252,757     5.02%    1.25%  -18.24%
4 AllianceBernstein Premier Growth Portfolio - Class B
                                                              2003     604,989        6.40     3,870,495     0.00%    1.40%   21.63%
                                                              2002     573,481        5.26     3,015,889     0.00%    1.40%  -31.80%
                                                              2001     332,907        7.71     2,567,198     2.51%    1.40%  -22.89%
1 AllianceBernstein Quasar Portfolio - Class A
                                                              2003     541,675       10.59     5,737,987     0.00%    1.40%   46.92%
                                                              2002     579,240        7.21     4,178,753     0.00%    1.40%  -32.72%
                                                              2001     718,114       10.72     7,700,003     3.12%    1.40%  -13.94%
1 AllianceBernstein Quasar Portfolio - Class A
                                                              2003       8,794       10.32        90,724     0.00%    1.40%   46.75%
                                                              2002      10,767        7.03        75,648     0.00%    1.40%  -32.72%
                                                              2001      17,136       10.44       178,945     4.42%    1.40%  -13.98%

                                      VA A
                                       45

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

     A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total return for the years ended December 31, 2003, 2002 and 2001, are as follows:

                                                                                                          Invest-
                                                                                                           ment
                                                                                                          Income   Expense   Total
                                                                                                           Ratio    Ratio   Return
                        Sub-accounts                                Units (a)   Unit Value   Net Assets     (b)      (c)      (d)
-----------------------------------------------------------------------------------------------------------------------------------
1 AllianceBernstein Real Estate Investment Portfolio -
   Class A
                                                              2003     212,179  $    17.24  $  3,657,170     2.63%    1.40%   37.34%
                                                              2002     232,816       12.55     2,921,371     2.61%    1.40%    1.17%
                                                              2001     217,200       12.40     2,693,784     3.54%    1.40%    9.27%
3 AllianceBernstein Real Estate Investment Portfolio -
   Class A
                                                              2003       2,611       17.42        45,470     2.60%    1.25%   37.58%
                                                              2002       2,612       12.66        33,070     3.50%    1.25%    1.33%
                                                              2001       1,630       12.50        20,370     3.68%    1.25%    9.42%
1 AllianceBernstein Small Cap Value Portfolio - Class A
                                                              2003     273,205       14.27     3,898,966     1.40%    1.40%   39.37%
                                                              2002     239,549       10.24     2,454,151     0.40%    1.40%   -7.50%
                                                              2001     102,467       11.08     1,134,898     0.00%    1.40%   10.76%
1 AllianceBernstein Technology Portfolio - Class A
                                                              2003     958,318       14.92    14,295,737     0.00%    1.40%   42.07%
                                                              2002   1,097,453       10.50    11,522,508     0.00%    1.40%  -42.52%
                                                              2001   1,538,568       18.27    28,102,732     7.80%    1.40%  -26.29%
1 AllianceBernstein Technology Portfolio - Class A
                                                              2003      29,282       13.42       392,955     0.00%    1.40%   42.01%
                                                              2002      33,799        9.45       319,238     0.00%    1.40%  -42.52%
                                                              2001      41,704       16.43       685,255     8.13%    1.40%  -26.28%
2 AllianceBernstein Technology Portfolio - Class A
                                                              2003          85       14.87         1,266     0.00%    1.45%   42.02%
                                                              2002          86       10.47           895     0.00%    1.45%  -42.55%
                                                              2001         237       18.23         4,321     7.61%    1.45%  -26.33%
3 AllianceBernstein Technology Portfolio - Class A
                                                              2003          56       14.31           799     0.00%    1.25%   42.29%
                                                              2002          56       10.06           564     0.00%    1.25%  -42.43%
                                                              2001         682       17.47        11,922    16.17%    1.25%  -26.17%
4 AllianceBernstein Technology Portfolio - Class B
                                                              2003     318,966        5.80     1,851,403     0.00%    1.40%   41.92%
                                                              2002     302,617        4.09     1,238,781     0.00%    1.40%  -42.62%
                                                              2001     160,981        7.13     1,148,444     3.91%    1.40%  -28.66%
1 AllianceBernstein Total Return Portfolio - Class A
                                                              2003     571,207       22.66    12,942,571     2.65%    1.40%   17.40%
                                                              2002     596,922       19.30    11,520,571     2.59%    1.40%  -11.83%
                                                              2001     712,271       21.89    15,590,809     5.93%    1.40%    0.82%
1 AllianceBernstein Total Return Portfolio - Class A
                                                              2003      13,924       11.21       156,117     2.42%    1.40%   17.40%
                                                              2002      16,875        9.55       161,157     3.00%    1.40%  -11.83%
                                                              2001      21,665       10.83       234,655     8.80%    1.40%    0.85%

                                      VA A
                                       46

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

     A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total return for the years ended December 31, 2003, 2002 and 2001, are as follows:

                                                                                                          Invest-
                                                                                                           ment
                                                                                                          Income   Expense   Total
                                                                                                           Ratio    Ratio   Return
                        Sub-accounts                                Units (a)   Unit Value   Net Assets     (b)      (c)      (d)
-----------------------------------------------------------------------------------------------------------------------------------
2 AllianceBernstein Total Return Portfolio - Class A
                                                              2003         126  $    22.59  $      2,845     2.62%    1.45%   17.33%
                                                              2002         127       19.25         2,436     2.58%    1.45%  -11.87%
                                                              2001         127       21.84         2,774     4.35%    1.45%    0.79%
3 AllianceBernstein Total Return Portfolio - Class A
                                                              2003       2,260       17.86        40,360     2.60%    1.25%   17.58%
                                                              2002       2,260       15.19        34,334     2.58%    1.25%  -11.69%
                                                              2001       2,261       17.20        38,887     4.35%    1.25%    1.01%
1 AllianceBernstein U.S. Government/High Grade Securities
   Portfolio - Class A
                                                              2003     726,253       16.06    11,661,155     3.85%    1.40%    2.47%
                                                              2002   1,055,403       15.67    16,542,486     2.34%    1.40%    6.29%
                                                              2001     619,083       14.75     9,129,508     3.97%    1.40%    6.40%
3 AllianceBernstein U.S. Government/High Grade Securities
   Portfolio - Class A
                                                              2003       1,933       16.26        31,425     3.69%    1.25%    2.63%
                                                              2002       1,945       15.84        30,815     2.80%    1.25%    6.45%
                                                              2001       1,725       14.89        25,671     2.63%    1.25%    6.55%
4 AllianceBernstein U.S. Government/High Grade Securities
   Portfolio - Class B
                                                              2003      11,538       15.87       183,147     3.86%    1.40%    2.15%
                                                              2002      14,057       15.54       218,399     2.04%    1.40%    6.05%
                                                              2001      10,513       14.65       154,028     7.22%    1.40%    6.09%
1 AllianceBernstein Utility Income Portfolio - Class A
                                                              2003     214,286       16.84     3,608,026     3.10%    1.40%   18.24%
                                                              2002     228,027       14.24     3,247,754     1.85%    1.40%  -23.20%
                                                              2001     332,091       18.55     6,159,024     4.96%    1.40%  -23.58%
3 AllianceBernstein Utility Income Portfolio - Class A
                                                              2003          89       16.35         1,463     3.14%    1.25%   18.37%
                                                              2002          90       13.81         1,240     1.72%    1.25%  -23.09%
                                                              2001          90       17.95         1,618    13.23%    1.25%  -23.48%
4 AllianceBernstein Value Portfolio - Class B
                                                              2003     405,118       10.85     4,394,595     0.66%    1.40%   26.73%
                                                              2002     321,429        8.56     2,752,506     0.26%    1.40%  -14.16%
                                                              2001     212,874        9.98     2,123,656     0.00%    1.40%   -0.24%
1 AllianceBernstein Worldwide Privitization Portfolio -
   Class A
                                                              2003     220,767       19.90     4,392,970     1.06%    1.40%   41.43%
                                                              2002     256,844       14.07     3,612,635     1.76%    1.40%   -5.52%
                                                              2001     350,467       14.89     5,217,750     5.98%    1.40%  -18.47%
5 Delaware VIP Balanced Series
                                                              2003       5,911       27.47       162,358     3.62%    1.25%   17.74%
                                                              2002       8,851       23.33       206,514     3.08%    1.25%  -17.31%
                                                              2001       9,627       28.22       271,658     2.58%    1.25%   -8.81%

                                      VA A
                                       47

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

     A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total return for the years ended December 31, 2003, 2002 and 2001, are as follows:

                                                                                                          Invest-
                                                                                                           ment
                                                                                                          Income   Expense   Total
                                                                                                           Ratio    Ratio   Return
                        Sub-accounts                                Units (a)   Unit Value   Net Assets     (b)      (c)      (d)
-----------------------------------------------------------------------------------------------------------------------------------
5 Delaware VIP Capital Reserves Series
                                                              2003      10,466  $    21.85  $    228,650     4.00%    1.25%    3.30%
                                                              2002      17,300       21.15       365,813     4.44%    1.25%    5.77%
                                                              2001      15,589       19.99       311,627     2.32%    1.25%    6.91%
5 Delaware VIP Cash Reserves Series
                                                              2003      35,815       16.32       584,486     0.57%    1.25%   -0.67%
                                                              2002      10,741       16.43       176,427     1.21%    1.25%    0.00%
                                                              2001      12,132       16.42       199,267     3.95%    1.25%    2.59%
5 Delaware VIP Growth Opportunities Series
                                                              2003      22,062       27.87       614,921     0.00%    1.25%   39.29%
                                                              2002      32,309       20.01       646,456    13.90%    1.25%  -25.87%
                                                              2001      62,802       26.99     1,695,119    11.24%    1.25%  -16.84%
5 Delaware VIP High Yield Series
                                                              2003       2,416       21.51        51,971     9.28%    1.25%   27.13%
                                                              2002       4,741       16.92        80,216    12.09%    1.25%    0.57%
                                                              2001       7,738       16.82       130,168     9.89%    1.25%   -5.30%
5 Delaware VIP Large Cap Value Series
                                                              2003      50,185       32.43     1,627,374     2.33%    1.25%   26.72%
                                                              2002      87,712       25.59     2,244,867     1.69%    1.25%  -19.69%
                                                              2001     107,096       31.87     3,412,903     0.19%    1.25%   -5.09%
1 Dreyfus Stock Index Fund - Initial shares
                                                              2003     112,272       16.59     1,862,520     1.44%    1.40%   26.54%
                                                              2002     126,112       13.11     1,652,800     1.29%    1.40%  -23.44%
                                                              2001     170,684       17.12     2,921,961     1.48%    1.40%  -13.41%
1 Dreyfus VIF Small Company Stock Portfolio - Initial shares
                                                              2003      20,207       12.38       250,081     0.11%    1.40%   40.95%
                                                              2002      22,222       8.78        195,115     0.30%    1.40%  -20.83%
                                                              2001      20,699       11.09       229,547     0.07%    1.40%   -2.89%
1 Fidelity VIP Asset Manager Portfolio - Initial Class
                                                              2003      52,494       15.08       791,642     3.59%    1.40%   16.36%
                                                              2002      57,744       12.96       748,527     4.20%    1.40%  -10.00%
                                                              2001      76,408       14.40     1,100,492     5.46%    1.40%   -5.43%
1 Fidelity VIP Contrafund Portfolio - Initial Class
                                                              2003      51,731       14.39       744,387     0.44%    1.40%   26.67%
                                                              2002      52,636       11.36       597,892     0.86%    1.40%  -10.61%
                                                              2001      47,602       12.71       604,888     3.73%    1.40%  -13.50%
1 Fidelity VIP Growth Portfolio - Initial Class
                                                              2003     134,139       14.71     1,972,868     0.28%    1.40%   30.97%
                                                              2002     157,583       11.23     1,769,169     0.28%    1.40%  -31.08%
                                                              2001     205,699       16.29     3,350,724     7.68%    1.40%  -18.80%
1 Fidelity VIP High Income Portfolio - Initial Class
                                                              2003      22,070       10.61       234,209     7.30%    1.40%   25.44%
                                                              2002      25,389        8.46       214,694    11.33%    1.40%    2.01%
                                                              2001      36,925        8.29       306,107    13.17%    1.40%  -12.92%

                                      VA A
                                       48

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

     A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total return for the years ended December 31, 2003, 2002 and 2001, are as follows:

                                                                                                          Invest-
                                                                                                           ment
                                                                                                          Income   Expense   Total
                                                                                                           Ratio    Ratio   Return
                        Sub-accounts                                Units (a)   Unit Value   Net Assets     (b)      (c)      (d)
-----------------------------------------------------------------------------------------------------------------------------------
1 Fidelity VIP Investment Grade Bond Portfolio - Initial
   Class
                                                              2003      38,782  $    15.63  $    606,031     5.18%    1.40%    3.76%
                                                              2002      46,570       15.06       701,384     3.33%    1.40%    8.81%
                                                              2001      45,499       13.84       629,859     5.14%    1.40%    6.98%
1 Fidelity VIP Money Market Portfolio - Initial Class
                                                              2003     134,114       12.36     1,658,063     0.99%    1.40%   -0.38%
                                                              2002     174,189       12.41     2,162,279     1.60%    1.40%    0.28%
                                                              2001     265,588       12.38     3,287,656     4.15%    1.40%    2.73%
1 Fidelity VIP Overseas Portfolio - Initial Class
                                                              2003       5,640       12.70        71,638     0.90%    1.40%   41.44%
                                                              2002       9,956        8.98        89,442     0.90%    1.40%  -21.39%
                                                              2001      13,173       11.43       150,544    17.30%    1.40%  -22.26%
1 Mercury HW International VIP Portfolio
                                                              2003           0       10.53             0     0.21%    1.40%   27.01%
                                                              2002       2,033        8.29        16,850     3.84%    1.40%  -12.77%
                                                              2001       2,035        9.50        19,341     4.67%    1.40%  -14.12%
1 Merrill Lynch Basic Value V.I. Fund - Class I
                                                              2003       5,844       15.47        90,423     1.18%    1.40%   31.36%
                                                              2002       5,475       11.78        64,487     1.41%    1.40%  -18.91%
                                                              2001       5,481       14.52        79,607     5.95%    1.40%    2.79%
1 Merrill Lynch Core Bond V.I. Fund - Class I
                                                              2003       5,400       13.09        70,702     3.85%    1.40%    3.33%
                                                              2002       5,522       12.67        69,985     4.70%    1.40%    8.05%
                                                              2001       5,695       11.73        66,793     5.66%    1.40%    5.19%
1 Merrill Lynch Developing Capital Markets V.I. Fund -
   Class I
                                                              2003           0        9.63             0     4.97%    1.40%   39.03%
                                                              2002         913        6.93         6,329     0.41%    1.40%  -11.49%
                                                              2001         914        7.84         7,158     0.92%    1.40%    0.07%
1 Merrill Lynch Global Allocation V.I. Fund - Class I
                                                              2003       4,466       12.37        55,237     3.26%    1.40%   32.86%
                                                              2002       3,702        9.31        34,480     3.49%    1.40%   -9.42%
                                                              2001       3,706       10.28        38,106     1.43%    1.40%  -10.12%
1 Merrill Lynch Global Growth V.I. Fund - Class I
                                                              2003       1,632        7.75        12,657     1.16%    1.40%   31.63%
                                                              2002       1,186        5.89         6,981     0.11%    1.40%  -28.74%
                                                              2001       1,187        8.26         9,807     0.91%    1.40%  -24.14%
1 Merrill Lynch High Current Income V.I. Fund - Class I
                                                              2003       3,525       11.40        40,167     8.92%    1.40%   26.33%
                                                              2002       3,059        9.02        27,595    10.14%    1.40%   -2.83%
                                                              2001       3,062        9.28        28,428    11.01%    1.40%    2.58%
1 Merrill Lynch International Value V.I. Fund - Class I
                                                              2003       2,030       11.63        23,605     2.78%    1.40%   10.43%
1 Merrill Lynch Large Cap Core V.I. Fund - Class I
                                                              2003       1,315       12.90        16,962     0.45%    1.40%   29.67%
                                                              2002         955        9.95         9,501     0.82%    1.40%  -18.14%
                                                              2001         956       12.15        11,618     0.80%    1.40%   -8.70%

                                      VA A
                                       49

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

     A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total return for the years ended December 31, 2003, 2002 and 2001, are as follows:

                                                                                                          Invest-
                                                                                                           ment
                                                                                                          Income   Expense   Total
                                                                                                           Ratio    Ratio   Return
                        Sub-accounts                                Units (a)   Unit Value   Net Assets     (b)      (c)      (d)
-----------------------------------------------------------------------------------------------------------------------------------
1 UBS Series Trust Tactical Allocation Portfolio
                                                              2003      14,169  $    13.99  $    198,214     1.18%    1.40%   25.80%
                                                              2002      26,509       11.12       294,661     0.95%    1.40%  -23.76%
                                                              2001      40,070       14.58       584,198     8.06%    1.40%  -13.63%
2 UBS Series Trust Tactical Allocation Portfolio
                                                              2002           0       11.09             0     1.41%    0.75%  -23.80%
                                                              2001         859       14.56        12,497     8.01%    0.75%  -13.67%
1 Van Eck Worldwide Emerging Markets Fund
                                                              2003       5,701        9.62        54,822     0.08%    1.40%   52.15%
                                                              2002       3,723        6.32        23,547     0.14%    1.40%   -4.25%
                                                              2001       2,108        6.61        13,924     0.00%    1.40%  -3.15%
1 Van Eck Worldwide Hard Assets Fund
                                                              2003       1,328       11.29        14,995     0.41%    1.40%   43.10%
                                                              2002       1,365        7.89        10,771     0.72%    1.40%   -4.19%
                                                              2001         973        8.24         8,015     1.69%    1.40%  -11.72%

Footnote 1 are the funds under the Ovation, Ovation Plus, Ovation Advisor,
 Trilogy, Paradigm and Gallery products.
Footnote 2 are the funds under the Ovation, Ovation Plus, Ovation Advisor,
 Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option.
Footnote 3 are the funds under the Profile product.
Footnote 4 are the funds under the Ovation Plus, Ovation Advisor, Trilogy,
 Paradigm and Profile products that are subject to 12B-1 fees.
Footnote 5 are the funds under the Variable Annuity product.

(a) The 2002 units reflect accumulation units valued at accumulation unit values. The 2001 units reflect annuity units valued at annuity unit values. The change in the 2002 presentation does not have any effect on net assets held in the Sub-accounts.

(b) These amounts represent the dividends, excluding capital gain distributions from mutual funds, received by the Sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reduction in the unit value. The recognition of investment income by the Sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-account invest.

(c) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(d) These amounts represent the total return for the periods indicated, including changes in the value of the underlying Sub-account, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from account values. For the years ended December 31, 2002 and 2001, no total return was calculated if the Sub-account became an available investment option during the year. For the year ended December 31, 2003, a total return was calculated using the initial unit value for the Sub-account if the Sub-account became an available investment option during the year and the underlying Fund was not available at the beginning of the year.

                                      VA A
                                       50

                                     PART C

                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits.

(a) Financial Statements


The following financial statements are included in Part B of the Registration
Statement:


     Audited consolidated financial statements of American International Life Assurance Company of New York at December 31, 2003 and 2002, and for the years ended December 31, 2003, 2002 and 2001.

     Audited financial statements of Variable Account A at December 31, 2003 and for the years ended December 31, 2003 and 2002.




(b) Exhibits

     1. Certificate of Resolution for American International Life Assurance Company of New York dated June 5, 1986, authorizing the issuance and sale of variable and fixed annuity contracts.*

     2.   Not Applicable.

     3. (a) Principal Underwriter's Agreement between American International Life Assurance Company of New York and American International Fund Distributors, dated August 1, 1988;*
          (b) Broker/Dealer Agreement between American International Life Assurance Company of New York and American International Fund Distributors, dated August 1, 1988;*
          (c) Selling Agreement between American International Life Assurance Company of New York, AIG Life Insurance Company and AIG Equity Sales Corporation, dated October 1998*
          (d) Distribution Agreement between American International Life Assurance Company of New York, AIG Life Insurance Company and Alliance Fund Distributors, dated June 11, 1991;*
          (e) Form of Buy Sell Agreement between American International Life Assurance Company of New York and Alliance Global Investor Services, Inc. dated February, 2002++++

     4.   (a) Form of Group Variable Annuity Policy (21GVAN897NY)*
          (b) Form of Variable Annuity Certificate of Coverage(26GVAN897NY)*
          (c) Form of Group Variable Annuity Group Contract (21GVAN999)++
          (d) Form of Variable Annuity Certificate of Coverage (26GVAN999NY)++
          (e) Form of Variable Annuity Certificate of Coverage and Contract (26GNSVAN800)+++

     5.   (a) Form of Group Variable Annuity application (24GVAN897)*

     6. (a) By-Laws of American International Life Assurance Company of New York as amended on 3/25/75;*
          (b) Certificate of Incorporation of American International Life Assurance Company of New York, dated March 5, 1962;*
          (c) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated February 4, 1972;*
          (d) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated January 18, 1985;*
          (e) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated June 1, 1987;*
          (f) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated March 22, 1989;*
          (g) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated June 27, 1991*

     7.   Not Applicable.


     8. Delaware Valley Financial Services, LLC. Administrative Agreement, appointing Delaware Valley Financial Services, LLC. by AIG Life Insurance Company and American International Life Assurance Company of New York, dated October 1, 1986*



     9.   Opinion and Consent of Counsel. +++++


     10.  (a) Consent of Counsel N/A

          (b) Consent of Independent Accountants. (Filed herewith)

     11.  Not Applicable.

     12.  Not Applicable.

     13.  Form of Schedule for Performance Computations +++++
     14. Diagram and listing of all persons directly or indirectly controlled by or under common owner control with American International Life Assurance Company of New York, the Depositor of Registrant. ++++++

     15.  Powers of Attorney (filed herewith)


* Incorporated by reference to Post-Effective Amendment No. 10 and Amendment No. 25 to File Nos. 033-39170 and 811-4865, filed October 27, 1998,
      Accession No. 0000803401-98-000035.
++ Incorporated by reference to File Nos. 333-63730 and 811-4865, filed June 25, 2001, Accession No. 0001005477-01-003795.
+++ Incorporated by reference to File Nos. 333-67866 and 811-4865, filed August 17, 2001, Accession No. 0001005477-01-00759.
++++ Incorporated by reference to Post-Effective Amendment No. 1 and Amendment No. 37 File Nos. 333-63412 and 811-4865, filed December 28, 2001,
      Accession No. 0001005477-01-502410.
+++++ Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment
      No. 45, File Nos. 333-103098 and 811-4865, filed April 28, 2003, Accession
      No. 0000898430-03-002598.
++++++Incorporated by reference to Form 10-K, Exhibit 21 filed by American
      International Group, parent of Registrant for the year ended December 31, 2003, SEC file number 001-08787, Accession number 0000950123-04-003302, filed March 15, 2004.

Item 25. Directors and Officers of the Depositor

The principal officers and directors of American International Life Assurance Company of New York are listed below. Their principal business address is 2929 Allen Parkway, Houston, Texas 77019, unless otherwise noted.


NAME                                     POSITION
-------------------------------------------------------------------------------
Rodney O. Martin, Jr.                    Chairman of the Board of Directors

Nicholas A. O'Kulich(1)                  Vice Chairman of  the Board of
                                         Directors

David L. Herzog                          Chief Financial Officer, Chief
                                         Operating Officer and Director

M. Bernard Aidinoff                      Director

Gary D. Reddick                          Executive Vice President and Director

David J. Dietz(4)                        President, Chief Executive Officer
                                         and Director

Robert M. Beuerlein                      Senior Vice President and Chief Actuary

Pauletta P. Cohn                         Senior Vice President and Co-General
                                         Counsel

Marion E. Fajen(5)                       Director

Patrick J. Foley(6)                      Director

Cecil C. Gamwell, III(7)                 Director

Jack R. Harnes(1)                        Director

John I. Howell(8)                        Director

Donald Kanak(1)                          Director

William M. Keeler(9)                     Director

Martin J. Sullivan(1)                    Director

Robert M. Goldbloom(2)                   Senior Vice President

Robert F. Herbert, Jr.                   Senior Vice President

Kyle L. Jennings                         Senior Vice President and Co-General
                                         Counsel

Arshad Hasan Qureshi(3)                  Senior Vice President

Elizabeth M. Tuck(1)                     Secretary

---------
(1)  Business Address is 70 Pine Street, New York, New York 10270.
(2)  Business Address is 80 Pine Street, New York, New York 10005.
(3) Business Address is One Alico Plaza, 600 King Street, Wilmington, Delaware 19901.
(4)  Business Address is 390 Park Avenue, New York, New York 10022.
(5)  Business Address is 5608 North Waterbury Road, Des Moines, Iowa 50312.
(6)  Business Address is 88 Pine Street, New York, New York 10055.
(7)  Business Address is 419 West Beach Road, Charleston, Rhode Island 02813.
(8)  Business Address is 263 Glenville Road, Greenwich, Connecticut 06831.
(9)  Business Address is 3600 Route 66, Neptune, New Jersey 07757.

Item 26. Persons Controlled By or Under Common Control With Depositor or Registrant

The Registrant is a separate account of American International Life Assurance Company of New York (Depositor). Depositor is a subsidiary of American International Group, Inc. ("AIG"). American International Life Assurance Company of New York, a New York corporation, is owned 77.52% by American International Group, Inc. The remaining 22.48% is owned by American Home Assurance Company, New York corporation.


For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor or Registrant, see an organizational chart for AIG which can be found in Form 10-K, SEC file number 001-08787, accession number 0000950123-04-003302, filed March 15, 2004.

Item 27. Number of Contract Owners


As of March 31, 2004, the number of Ovation contracts funded by Variable Account A was 1,544 of which 526 were qualified contracts and 1,018 were non-qualified contracts.


Item 28. Indemnification

Incorporated by reference to Principal Underwriter's Agreement between AIG Life Insurance Company and American International Fund Distributors, dated August 1, 1988, and filed electronically on October 27, 1998 as an exhibit to post-effective amendment no. 12 to the registration statement on Form N-4 (File No. 33-39171), Accession No. 0000803401-98-000036.

Item 29. Principal Underwriter

(a) AIG Equity Sales Corp., the principal underwriter for Variable Account A, also acts as the principal underwriter for other separate accounts of the Depositor, and for the separate accounts of AIG Life Insurance Company, an affiliated company.

(b) The following information is provided for each director and officer of the principal underwriter:


Name and Principal Business Address*      Positions and Offices with Underwriter
Kevin Clowe                               Director and Vice President
Ernest T. Patrikis                        Director
Walter R. Josiah                          Director and President
Ronald Alan Latz                          Director, Vice President and Financial
                                           Operations Principal
Peter Adamczyk                            Director
Helen Stefanis                            Director
Martinnette J. Witrick                    Vice President and Compliance Director

Elizabeth M. Tuck                         Secretary
Cindy Yoon                                Comptroller


* Business address is 70 Pine Street, New York, New York 10270.

(c)

                  Net                       Compensation
                  Distribution              on
Name of           Discounts and             Redemption                 Brokerage
Distributor       Commissions               Annuitization              Commission       Commissions*
AIG Equity        $0                        $0                         $0               $0
Sales Corp.


Item 30. Location of Accounts and Records


All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the investment Company Act of 1940 and its rules are maintained by Depositor at 2929 Allen Parkway, Houston, Texas 77019 or its recordkeeper, Delaware Valley Financial Services LLC, P.O. Box 3031, Berwyn, PA 19312-0031, which provides certain servicing for the Depositor.


Item 31. Management Services.

Not applicable.

Item 32. Undertakings

Registrant undertakes to: 1. file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; 2. include either (A) as part of any application to purchase a Contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (B) a postcard or similar written communication affixed to or included in the Prospectus that the Applicant can remove to send for a Statement of Additional Information; and 3. deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Registrant hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88). The Registrant has complied with conditions one through four on the no-action letter.

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Depositor represents that the fees and charges to be deducted under the variable annuity contract described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the contract.

                               POWERS OF ATTORNEY


     Each person whose signature appears below hereby appoints Robert F. Herbert, Jr., Gary D. Reddick and Kyle L. Jennings and each of them, any one of whom may act without the joinder of the others, as his/her attorney-in-fact to sign on his/her behalf and in the capacity stated below and to file all amendments to this Registration Statement, which amendment or amendments may make such changes and additions to this Registration Statement as such attorney-in-fact may deem necessary or appropriate.


                                   SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant Variable Account A of American International Life Assurance Company of New York certifies that it meets the requirements of Securities Act of 1933 Rule 485(b) for effectiveness of this post-effective amendment to its registration statement and has caused this Post-Effective Amendment Nos. 1 and 52 to the registration statement on form N-4 (File No. 333-103098) to be signed on its behalf, in the City of Houston, and State of Texas, on this 29th day of April, 2004.

                                        VARIABLE ACCOUNT A of
                                        AMERICAN INTERNATIONAL LIFE
                                        ASSURANCE COMPANY OF NEW YORK
                                        (Registrant)

                                    By: AMERICAN INTERNATIONAL LIFE
                                        ASSURANCE COMPANY OF NEW YORK
                                        (On behalf of the Registrant and itself)


                                        BY: /s/ Robert F. Herbert, Jr.
                                            ------------------------------------

                                            Robert F. Herbert, Jr.,
                                            Senior Vice President, Treasurer and
                                              Controller

[SEAL]

ATTEST: /s/ Lauren W. Jones
        ----------------------------
        Lauren W. Jones
        Assistant Secretary

     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacity and on the dates indicated.


Signature                          Title                          Date
---------                          -----                          ----

/s/ Rodney O. Martin, Jr.          Director and Chairman          April 29, 2004
-----------------------------
Rodney O. Martin, Jr.

/s/ David J. Dietz                 Director and CEO               April 29, 2004
-----------------------------
David J. Dietz

/s/ Christopher J. Swift           Director and Chief             April 29, 2004
-----------------------------      Financial Officer
Christopher J. Swift

/s/ M. Bernard Aidinoff            Director                       April 29, 2004
-----------------------------
M. Bernard Aidinoff

/s/ Marion E. Fajen                Director                       April 29, 2004
-----------------------------
Marion E. Fajen

/s/ Patrick J. Foley               Director                       April 29, 2004
-----------------------------
Patrick J. Foley

/s/ Cecil C. Gamwell, III          Director                       April 29, 2004
-----------------------------
Cecil C. Gamwell, III

/s/ Jack R. Harnes                 Director                       April 29, 2004
-----------------------------
Jack R. Harnes

/s/ David L. Herzog                Director                       April 29, 2004
-----------------------------
David L. Herzog

/s/ John I. Howell                 Director                       April 29, 2004
-----------------------------
John I. Howell

/s/ William M. Keeler              Director                       April 29, 2004
-----------------------------
William M. Keeler

/s/ Nicholas A. O'Kulich           Director                       April 29, 2004
-----------------------------
Nicholas A. O'Kulich

/s/ Ernest T. Patrikis             Director                       April 29, 2004
-----------------------------
Ernest T. Patrikis

/s/ Gary D. Reddick                Director                       April 29, 2004
-----------------------------
Gary D. Reddick

/s/ Martin J. Sullivan             Director                       April 29, 2004
-----------------------------
Martin J. Sullivan

/s/ Donald Kanak                   Director                       April 29, 2004
-----------------------------
Donald Kanak

                                INDEX TO EXHIBITS

Exhibit

(10)(b) Consent of Independent Accountants
(15)    Powers of Attorney (See Signature Page)